Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Finding Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494693341			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-16 02:46	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/16/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$137,400.00	AZ	Investment	Refinance	Cash Out - Other
494605983			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-14 13:55	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required validating origination appraised value within 10% variance. Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$348,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494602320			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-14 18:49	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided reflecting a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided reflecting a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$132,000.00	IA	Investment	Refinance	No Cash Out - Lender Initiated
494578231			C	B	C	B	A	A	C	A	Closed	FPRO1245	2021-04-09 19:08	2021-04-XX	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal is Expired	Resolved-442 provided dated 1/15/21 obtained prior to close to recertify value. - XXX-04/11/2021 Open-Primary Value Appraisal is Expired - XXX-04/11/2021 Ready for Review-Please see attached 442 that was obtained prior to close to recertify value. - XXX-04/09/2021 Open-Appraisal dated 9/XX/2020 is greater than 120 days from loan origination; no evidence of updated appraisal provided. - XXX-04/09/2021	Ready for Review-Please see attached 442 that was obtained prior to close to recertify value. - XXX-04/09/2021	Resolved-442 provided dated 1/15/21 obtained prior to close to recertify value. - XXX-04/11/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$240,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494578231			C	B	C	B	A	A	C	A	Closed	FCRE1189	2021-04-10 02:42	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited HCLTV Exceeds AUS HCLTV	Acknowledged-null - XXX-04/11/2021 Resolved-null - XXX-04/11/2021 Resolved-Audited HCLTV of 66.10% is less than or equal to AUS HCLTV of 67% . Approve/Eligible updated AUS dated 4/XX/21 provided. - XXX-04/11/2021 Ready for Review-Please see attached corrected AUS with $163,222 high balance. Loan retained approve/eligible. - XXX-04/10/2021 Open-High balance available of subordinate lien is $163222 - XXX-04/08/2021	Ready for Review-Please see attached corrected AUS with $163,222 high balance. Loan retained approve/eligible. - XXX-04/10/2021	Resolved-Audited HCLTV of 66.10% is less than or equal to AUS HCLTV of 67% . Approve/Eligible updated AUS dated 4/XX/21 provided. - XXX-04/11/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$240,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494573903			C	B	A	A	A	B	C	A	Closed	FCOM7646	2021-04-14 19:42	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/29/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/29/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021
Ready for Review-4/13: The mortgage amount for cash-out refinance transactions may include the unpaid principal balance of the existing first mortgage, closing costs, points, the amount required to satisfy any outstanding subordinate mortgage liens of any age and additional cash that the borrower may use for any purpose.  - XXX-04/14/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that, after payoff of subject lien, the remainder of cash out is going to the borrower as cash in hand.  Letter from the borrower states that the purpose of the cashout is to build savings but also states that it is to be used to remodel the borrower's house.  Because money is being used for the primary residence, the cashout is considered for consumer purposes. - XXX-04/13/2021
																							Ready for Review-4/13: The mortgage amount for cash-out refinance transactions may include the unpaid principal balance of the existing first mortgage, closing costs, points, the amount required to satisfy any outstanding subordinate mortgage liens of any age and additional cash that the borrower may use for any purpose. - XXX-04/14/2021	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/29/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$292,500.00	CA	Investment	Refinance	Cash Out - Other
494573903			C	B	A	A	A	B	C	A	Closed	FPRO5405	2021-04-13 01:49	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/13/2021

Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
																											QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$292,500.00	CA	Investment	Refinance	Cash Out - Other
494573806			C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-04-22 14:54	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Acknowledged-4/22 Client provided attestation that any gaps in coverage would be covered by a third party vendor. - XXX-04/29/2021
Open-Hazard Insurance Effective Date of 02-24-2021 is after the Note Date of 02-XX-2021 - XXX-04/29/2021
Acknowledged-4/22 Client provided attestation that any gaps in coverage would be covered by a third party vendor. - XXX-04/26/2021
Ready for Review-Flagstar has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 02/19/2021 to 02/23/2021. - XXX-04/22/2021
Open-Hazard Insurance Effective Date of 02-24-2021 is after the Note Date of 02-XX-2021.  Disbursement date is followed on 02/22/21 but effective date is after this date as well. - XXX-04/19/2021
Open-Hazard Insurance Effective Date of 02-24-2021 is after the Note Date of 02-XX-2021 - XXX-04/17/2021
																							Ready for Review-Flagstar has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 02/19/2021 to 02/23/2021. - XXX-04/22/2021	Acknowledged-4/22 Client provided attestation that any gaps in coverage would be covered by a third party vendor. - XXX-04/29/2021 Acknowledged-4/22 Client provided attestation that any gaps in coverage would be covered by a third party vendor. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$301,000.00	WA	Investment	Refinance	No Cash Out - Lender Initiated
494573806			C	B	C	B	A	A	A	A	Closed	FCRE1168	2021-04-29 17:35	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Insurance provider provided attestation stating replacement cost coverage applies. Finding resolved. - XXX-04/29/2021
Ready for Review-See attached from Agent  - XXX-04/29/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $191942 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0.  Current policy documents to do not show cost to rebuild nor is guaranteed replacement cost provided.   - XXX-04/19/2021
Open-Current policy documents do not show cost to rebuild or guaranteed replacement cost. - XXX-04/19/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $191942 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - XXX-04/17/2021
																							Ready for Review-See attached from Agent - XXX-04/29/2021	Resolved-Insurance provider provided attestation stating replacement cost coverage applies. Finding resolved. - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$301,000.00	WA	Investment	Refinance	No Cash Out - Lender Initiated
494573743			C	A	C	A	A	A	A	A	Closed	FCOM7646	2021-04-13 20:33	2021-05-XX	Resolved	1 - Information	A	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/29/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/29/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  After payoff of existing subject lien, cashout will be used to pay off $63,500 towards the primary residence and the remainder to go to the borrower as cash in hand ($69,280.43).  The money going towards the primary residence makes this loan consumer purpose opposed to business purpose.   - XXX-04/13/2021

Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021

 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021

 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/29/2021

 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021

 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021
																											QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$330,000.00	CA	Investment	Refinance	Cash Out - Other
494573743			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-04-28 16:58	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Received title confirming lower taxes that supported $865 subject rental income - XXX-04/29/2021
Resolved-Audited DTI of 47.24% is less than or equal to AUS DTI of 47.48%  - XXX-04/29/2021
Ready for Review-Please see attached from Flagstar guidelines for when there is a history of receiving income from subject property.  For XXX property, income from tax returns can be calculated and used instead of using 75% of lease amount.  $3000-$2135.04 PITIA ($1481.85 P&I, $61.61 flood, $547 taxes and $44.58 hazard)= $864.96 usable gross rental income. - XXX-04/28/2021
Open-Disagree - For property located at XXX lease agreement used in income calculation. Lease agreement reflects $2600 per month at 75% is $1950 minus PITIA payment of $2068 for net negative rent of $118. Property located at XXX 2019 Sch E used with Rental Income of $318.19. If lease agreement was used $3000 per month at 75% is $2250 minus PITIA of $$2681.81 would be negative rents $431.81 - XXX-04/27/2021
Ready for Review-Please note that borrower lived in XXX for most of 2019 then purchased XXX at the end of 2019 and moved into it (please see attached title commitment, page 7, for purchase date).  Note that borrower’s ID (attached) issued in January 2020 shows XXX address as primary. Tax returns show XXX address since by the time they filed 2019 returns they had moved there.  Borrower started renting out the XXX property after 2019 so they did not show on return, so lease income can be used. - XXX-04/26/2021
Open-4/22 Per the income calculator attached to the file, the schedule E income was used for the subject property for $318.19. The rental income for XXX property was not on the schedule E, therefore lease income was used at 75% for $-118 income. - XXX-04/23/2021
Ready for Review-4/22 Per the income calculator attached to the file, the schedule E income was used for the subject property for $318.19. The rental income for XXX property was not on the schedule E, therefore lease income was used at 75% for $-118 income. - XXX-04/22/2021
Ready for Review-Please see attached excerpt from FNMA guidelines on rental income.  It appears that auditor used 75% of gross rental income for subject however as the rental income for the subject is on the tax returns, the full amount of $3000/mo gross from the tax returns can be used.   - XXX-04/15/2021
Open-Audited DTI of 50.78% exceeds AUS DTI of 47.48%. Lower positive rental income used for subject property. - XXX-04/13/2021

Ready for Review-Please see attached from Flagstar guidelines for when there is a history of receiving income from subject property.  For XXXX property, income from tax returns can be calculated and used instead of using 75% of lease amount.  $3000-$2135.04 PITIA ($1481.85 P&I, $61.61 flood, $547 taxes and $44.58 hazard)= $864.96 usable gross rental income. - XXX-04/28/2021
 Ready for Review-Please note that borrower lived in 3870 XXX for most of 2019 then purchased XXX at the end of 2019 and moved into it (please see attached title commitment, page 7, for purchase date).  Note that borrower’s ID (attached) issued in January 2020 shows XXX address as primary. Tax returns show XXX address since by the time they filed 2019 returns they had moved there.  Borrower started renting out the XXX property after 2019 so they did not show on return, so lease income can be used. - XXX-04/26/2021
 Ready for Review-4/22 Per the income calculator attached to the file, the schedule E income was used for the subject property for $318.19. The rental income for XXX property was not on the schedule E, therefore lease income was used at 75% for $-118 income. - XXX-04/22/2021
 Ready for Review-Please see attached excerpt from FNMA guidelines on rental income.  It appears that auditor used 75% of gross rental income for subject however as the rental income for the subject is on the tax returns, the full amount of $3000/mo gross from the tax returns can be used.   - XXX-04/15/2021
																								Resolved-Received title confirming lower taxes that supported $865 subject rental income - XXX-04/29/2021 Resolved-Audited DTI of 47.24% is less than or equal to AUS DTI of 47.48% - XXX-04/29/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$330,000.00	CA	Investment	Refinance	Cash Out - Other
494567236			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-11 18:38	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party appraisal review product required validating origination value within 10% variance. Desk review pending. - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$271,488.00	IL	Investment	Refinance	No Cash Out - Lender Initiated
494567236			D	A	C	A	A	A	D	A	Closed	FCRE1190	2021-04-12 19:50	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than AUS FICO	Resolved-Audited FICO of 707 is greater than or equal to AUS FICO of 707. Client provided updated AUS. - XXX-04/22/2021 Ready for Review-See attached AUS shows FICO of 707 - XXX-04/12/2021 Open-Audited FICO of 707 is less than AUS FICO of 721. Credit report to coincide with FNMA AUS dated 12/XX/21 was not provided. - XXX-04/11/2021	Ready for Review-See attached AUS shows FICO of 707 - XXX-04/12/2021	Resolved-Audited FICO of 707 is greater than or equal to AUS FICO of 707. Client provided updated AUS. - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$271,488.00	IL	Investment	Refinance	No Cash Out - Lender Initiated
494566369			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-04-14 14:10	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-4/22 Client provided updated documentation of primary residence expense. - XXX-04/22/2021
Resolved-Audited DTI of 35.89% is less than or equal to AUS DTI of 38%  - XXX-04/22/2021
Ready for Review-4/13: Borrowers’ primary housing expense calculates to $2,095.50 per month based on the attached documentation from the file, that includes mortgage payment of $714.65, HOI of $119.58, HOA of $345, and taxes of $916.27. Total debts calculate to $2,753.50 per month based on primary housing expense of $2,095.50 and other/credit report payments of $658. DTI ratio is below 39%. - XXX-04/14/2021
Open-Audited DTI of 43.52% exceeds AUS DTI of 38% . Provide evidence of PITI for primary residence - XXX. Additional conditions may apply. - XXX-04/13/2021
																							Ready for Review-4/13: Borrowers’ primary housing expense calculates to $2,095.50 per month based on the attached documentation from the file, that includes mortgage payment of $714.65, HOI of $119.58, HOA of $345, and taxes of $916.27. Total debts calculate to $2,753.50 per month based on primary housing expense of $2,095.50 and other/credit report payments of $658. DTI ratio is below 39%. - XXX-04/14/2021	Resolved-4/22 Client provided updated documentation of primary residence expense. - XXX-04/22/2021 Resolved-Audited DTI of 35.89% is less than or equal to AUS DTI of 38% - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$210,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494563678			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-15 14:21	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$228,000.00	WA	Investment	Refinance	No Cash Out - Lender Initiated
494559362			D	A	D	A	A	A	C	A	Closed	FCRE1130	2021-04-26 17:31	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Mortgage Insurance Cert Missing
Resolved-DU G/Ls with New York Statute. - XXX-04/27/2021
Ready for Review-Disagree with finding: Property is in NY, and the LTV is based off the appraised valuse, not the purchase price. LTV = XXX/XXX = 61% which is less than 80%. No MI is required. As per Fannie Mae guidelines: Under a New York statute, a mortgage insurer must issue mortgage insurance based on a determination of the “fair market value” of the property. The term “fair market value” is not defined in the statute, but has been defined by the New York insurance regulator as being the “appraised value.”

Please see attachment. - XXX-04/26/2021
Open-4/22 For this transaction, the LTV is based off of the lesser of the sales price or appraised value. In this case, the LTV is based on the purchase price as per AUS and MI is required. - XXX-04/23/2021
Ready for Review-4/22 For this transaction, the LTV is based off of the lesser of the sales price or appraised value. In this case, the LTV is based on the purchase price as per AUS and MI is required. - XXX-04/22/2021
Ready for Review-Disagree with finding: Property is in NY, and the LTV is based off the appraised valuse, not the purchase price. LTV = XXX/XXX = 61% which is less than 80%. No MI is required - XXX-04/12/2021
Open-Mortgage Insurance is required but Mortgage Insurance Cert is missing. Per DU approval, MI of 12% is required however there is no evidence loan closed with MI. - XXX-04/09/2021

Ready for Review-Disagree with finding: Property is in NY, and the LTV is based off the appraised valuse, not the purchase price. LTV = XXX/XXX = 61% which is less than 80%. No MI is required. As per Fannie Mae guidelines: Under a New York statute, a mortgage insurer must issue mortgage insurance based on a determination of the “fair market value” of the property. The term “fair market value” is not defined in the statute, but has been defined by the New York insurance regulator as being the “appraised value.”

Please see attachment. - XXX-04/26/2021
 Ready for Review-4/22 For this transaction, the LTV is based off of the lesser of the sales price or appraised value. In this case, the LTV is based on the purchase price as per AUS and MI is required. - XXX-04/22/2021
 Ready for Review-Disagree with finding: Property is in NY, and the LTV is based off the appraised valuse, not the purchase price. LTV = XXX/XXX = 61% which is less than 80%. No MI is required - XXX-04/12/2021
																								Resolved-DU G/Ls with New York Statute. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$85,000.00	NY	Investment	Purchase	NA
494559362			D	A	D	A	A	A	C	A	Closed	FPRO1137	2021-04-12 18:29	2021-04-XX	Resolved	1 - Information	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)
Resolved-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date. Appraisal license provided and active status confirmed with ASC search. - XXX-04/22/2021

Ready for Review-Disagree with finding: The appraisal contains the appraiser license that expired on 11/19/2020. Please see attachment - XXX-04/12/2021

Open-Primary Value appraiser's license was not effective prior to the Valuation Date. Evaluation date of appraisal shows 10/29/2020, however the Appraisal Subcommittee shows the appraisers license was not active until 11/20/2020.License in file dated 2018 - XXX-04/09/2021
																							Ready for Review-Disagree with finding: The appraisal contains the appraiser license that expired on 11/19/2020. Please see attachment - XXX-04/12/2021	Resolved-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date. Appraisal license provided and active status confirmed with ASC search. - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$85,000.00	NY	Investment	Purchase	NA
494559362			D	A	D	A	A	A	C	A	Closed	FCRE1102	2021-04-09 17:59	2021-04-XX	Resolved	1 - Information	C	A	Credit	Closing	Note Date is greater than notary acknowledgment date	Resolved-Recorded Mortgage provided shoring a corrected notary date of 01/22/2021. - XXX-04/11/2021 Resolved-Recorded Mortgage provided shoring a corrected notary date of 01/22/2021. - XXX-04/11/2021 Ready for Review-The Recorded Mortgage is Notarized on 01/22/2021. The document has been uploaded. - XXX-04/09/2021	Ready for Review-The Recorded Mortgage is Notarized on 01/22/2021. The document has been uploaded. - XXX-04/09/2021	Resolved-Recorded Mortgage provided shoring a corrected notary date of 01/22/2021. - XXX-04/11/2021 Resolved-Recorded Mortgage provided shoring a corrected notary date of 01/22/2021. - XXX-04/11/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$85,000.00	NY	Investment	Purchase	NA
494559237			D	A	D	A	A	A	A	A	Closed	FCRE1333	2021-04-26 17:56	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 WVOE Missing	Resolved-Income documentation and VOE provided. - XXX-04/27/2021 Ready for Review-Agree with finding: The VOE is missing from the file. As per Fannie guidelines, to document the secondary employment income the following documentation should be obtained: a completed Request for Verification of Employment the borrower’s recent paystub and IRS W-2 forms covering the most recent two-year period. Please see attached VOE, W2s, and most recent paystub - XXX-04/26/2021 Open-Missing WVOE with income and VOE for XXX to support part-time income as submitted. - XXX-04/09/2021	Ready for Review-Agree with finding: The VOE is missing from the file. As per Fannie guidelines, to document the secondary employment income the following documentation should be obtained: a completed Request for Verification of Employment the borrower’s recent paystub and IRS W-2 forms covering the most recent two-year period. Please see attached VOE, W2s, and most recent paystub - XXX-04/26/2021	Resolved-Income documentation and VOE provided. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$472,500.00	WA	Investment	Purchase	NA
494559237			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-04-21 19:56	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $400800 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $335000. Replacement cost estimator provided. - XXX-04/22/2021 Ready for Review-Replacement cost estimator Attached - XXX-04/21/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $400800 is less than all Subject Lien(s) and/or Replacement Cost Estimator is not provided. - XXX-04/09/2021	Ready for Review-Replacement cost estimator Attached - XXX-04/21/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $400800 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $335000. Replacement cost estimator provided. - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$472,500.00	WA	Investment	Purchase	NA
494559003			D	A	A	A	D	A	C	A	Closed	FPRO5405	2021-04-13 03:28	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$221,250.00	SC	Investment	Refinance	Cash Out - Other
494556097			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-04-13 21:27	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Lender provided updated CD's to document property expenses. - XXX-04/22/2021
Resolved-Audited DTI of 48.46% is less than or equal to AUS DTI of 49.55%  - XXX-04/22/2021
Ready for Review-Disagree. The borrower owns 3 properties, all of whose PITIA payments were included in the debt ratio. The borrower recently refinanced all of his properties; the Final CD's have been uploaded to support the PITIA payments included in the debt ratio of 49.55%. The reviewer has calculated the subject net cash flow as a positive $86.66/month which is greater than the negative cash flow of $66.17/month used to qualify which would decrease the debt ratio. - XXX-04/13/2021
Open-Audited DTI of 59.85% exceeds AUS DTI of 49.55% . $86.66 rental income was used from subject property. Negative rental income from 3 properties greater than that on AUS. No positive rental was used to offset PITI for other liens. - XXX-04/12/2021
																							Ready for Review-Disagree. The borrower owns 3 properties, all of whose PITIA payments were included in the debt ratio. The borrower recently refinanced all of his properties; the Final CD's have been uploaded to support the PITIA payments included in the debt ratio of 49.55%. The reviewer has calculated the subject net cash flow as a positive $86.66/month which is greater than the negative cash flow of $66.17/month used to qualify which would decrease the debt ratio. - XXX-04/13/2021	Resolved-Lender provided updated CD's to document property expenses. - XXX-04/22/2021 Resolved-Audited DTI of 48.46% is less than or equal to AUS DTI of 49.55% - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$285,000.00	CA	Investment	Purchase	NA
494554085			C	B	C	A	A	B	C	A	Closed	FCRE1186	2021-04-26 13:09	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-DTI within tolerance. - XXX-04/27/2021

Open-Audited DTI of 44.75% exceeds AUS DTI of 41.92%  - XXX-04/27/2021

Ready for Review-See attached AUS showing correct DTI - XXX-04/26/2021

Open-DTI variance due to audited primary residence expense per statement in file is $1744.11, but AUS has the expense at $1566. - XXX-04/23/2021

Ready for Review-DTI variance due to audited primary residence expense per statement in file is $1744.11, but AUS has the expense at $1566. - XXX-04/22/2021

Ready for Review-please provide DTI calculations for comparison. - XXX-04/13/2021

Open-Audited DTI of 45.03% exceeds AUS DTI of 41.92% . Provide evidence of primary residence PITIA. Additional conditions may apply. - XXX-04/13/2021
																							Ready for Review-See attached AUS showing correct DTI - XXX-04/26/2021 Ready for Review-DTI variance due to audited primary residence expense per statement in file is $1744.11, but AUS has the expense at $1566. - XXX-04/22/2021 Ready for Review-please provide DTI calculations for comparison. - XXX-04/13/2021	Resolved-DTI within tolerance. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$86,250.00	SC	Investment	Refinance	Cash Out - Other
494554085			C	B	C	A	A	B	C	A	Closed	FPRO9939	2021-04-12 16:50	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.7) - XXX-04/27/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.7). Pending desk review. - XXX-04/13/2021		Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.7) - XXX-04/27/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$86,250.00	SC	Investment	Refinance	Cash Out - Other
494554085			C	B	C	A	A	B	C	A	Closed	finding-3430	2021-04-19 17:10	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-4.26 Client accepts RP - XXX-04/26/2021

Resolved-4.26 Client accepts RP - XXX-04/26/2021

Ready for Review-Predatory Testing results attached confirm Rebuttable Presumption   - XXX-04/19/2021

Open-If client is OK, buying RP transactions, this will be cleared to an A. - XXX-04/15/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.508%. The APR threshold to qualify for a safe harbor is 4.220%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - System Admin-04/15/2021
																							Ready for Review-Predatory Testing results attached confirm Rebuttable Presumption - XXX-04/19/2021	Acknowledged-4.26 Client accepts RP - XXX-04/26/2021 Resolved-4.26 Client accepts RP - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$86,250.00	SC	Investment	Refinance	Cash Out - Other
494554085			C	B	C	A	A	B	C	A	Closed	FCOM8844	2021-04-14 17:17	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note QM RP finding applies. - XXX-04/25/2021 Ready for Review-Disagree with finding, loan is AUS approved and is not required to disclose personal or business use of proceeds. - XXX-04/14/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021	Ready for Review-Disagree with finding, loan is AUS approved and is not required to disclose personal or business use of proceeds. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note QM RP finding applies. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$86,250.00	SC	Investment	Refinance	Cash Out - Other
494553769			C	B	C	A	A	B	A	A	Closed	FCOM8844	2021-04-14 17:32	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds
Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021

Ready for Review-4/13: Attached from the file is a copy of the revised loan application received during the underwriting process with purpose of cash out properly disclosed. The final loan application signed by the borrower also reflects Cash-Out/Home Improvement as the purpose of the refinance. - XXX-04/14/2021

Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021
																							Ready for Review-4/13: Attached from the file is a copy of the revised loan application received during the underwriting process with purpose of cash out properly disclosed. The final loan application signed by the borrower also reflects Cash-Out/Home Improvement as the purpose of the refinance. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$180,000.00	GA	Investment	Refinance	Cash Out - Other
494553769			C	B	C	A	A	B	A	A	Closed	FCRE1167	2021-04-21 21:07	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-Sufficent Hazard Insurance Coverage is provided or Guaranteed Replacement Coverage is present and Insurer has provided Replacement Cost Estimator - XXX-04/22/2021 Ready for Review-Insurance with adequate coverage has been provided. - XXX-04/21/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $120000 is less than all Subject Lien(s), and Guaranteed Replacement Coverage was not provided. - XXX-04/11/2021	Ready for Review-Insurance with adequate coverage has been provided. - XXX-04/21/2021	Resolved-Sufficent Hazard Insurance Coverage is provided or Guaranteed Replacement Coverage is present and Insurer has provided Replacement Cost Estimator - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$180,000.00	GA	Investment	Refinance	Cash Out - Other
494551906			C	B	A	A	A	B	C	A	Closed	FCOM8844	2021-04-13 22:17	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$102,000.00	GA	Investment	Refinance	Cash Out - Other
494551906			C	B	A	A	A	B	C	A	Closed	FPRO9939	2021-04-10 18:33	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5). Desk review pending. - XXX-04/13/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$102,000.00	GA	Investment	Refinance	Cash Out - Other
494549819			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-09 17:32	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - XXX-04/09/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$229,500.00	WA	Investment	Refinance	No Cash Out - Lender Initiated
494549127			C	B	A	A	A	B	C	A	Closed	FCOM7646	2021-04-13 20:20	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  However, the compliance review results in a new finding where, in section A, a fee was paid to someone else other than the lender.  See other finding. - XXX-04/23/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  Letter from borrower says that cash out will be used to pay off the existing HELOC against the subject property which is true.  The borrower also received $3,662.12 in hand and any amount over $2,000 could be considered for consumer use without further explanation in the original cashout intention letter provided by the borrower.   - XXX-04/13/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. However, the compliance review results in a new finding where, in section A, a fee was paid to someone else other than the lender. See other finding. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$416,000.00	CO	Investment	Refinance	Cash Out - Other
494549127			C	B	A	A	A	B	C	A	Closed	FPRO9939	2021-04-09 20:03	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - XXX-04/23/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - XXX-04/09/2021		Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - XXX-04/23/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$416,000.00	CO	Investment	Refinance	Cash Out - Other
494546959			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-09 00:47	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third Party Valuation Product is Required to Support Origination Appraised Value. Desk Review pending. - XXX-04/09/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$292,500.00	NJ	Investment	Refinance	No Cash Out - Lender Initiated
494540065			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-04-13 22:41	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - XXX-04/22/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - XXX-04/22/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - XXX-04/22/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - XXX-04/14/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$198,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494540065			D	A	D	A	A	A	C	A	Closed	FCRE1201	2021-04-15 17:24	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided. No issues noted. - XXX-04/22/2021 Ready for Review-Fraud Guard has been uploaded. - XXX-04/15/2021 Open-Missing Third Party Fraud Report - XXX-04/13/2021	Ready for Review-Fraud Guard has been uploaded. - XXX-04/15/2021	Resolved-Third Party Fraud Report is provided. No issues noted. - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$198,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494539862			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-11 17:13	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$168,750.00	NM	Investment	Purchase	NA
494539822			D	B	A	A	D	B	C	A	Closed	finding-651	2021-04-28 12:17	2021-04-XX	Resolved	1 - Information	A	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-Final CD provided. - XXX-04/28/2021
Ready for Review-Signed at closing - XXX-04/28/2021
Open-Client provided the same copy of the PCCD along with a final CD for another property. Final CD for subject property is still missing. - XXX-04/27/2021
Ready for Review-Final CD - XXX-04/26/2021
Open-4/26 Lender provided compliance testing, however the exception is due to the file missing the Final CD. - XXX-04/26/2021
Ready for Review-Disagree-Uploaded predatory testing document to confirm accuracy will need a breakdown of what you included to see why the totals are different - XXX-04/25/2021
Open-File does not contain a copy of Final Closing Disclosure for subject transaction to complete review. - XXX-04/23/2021
Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $243,737.58. The disclosed finance charge of  $243,334.95 is not considered accurate because it is understated by more than $100. - System Admin-04/22/2021
																							Ready for Review-Signed at closing - XXX-04/28/2021 Ready for Review-Final CD - XXX-04/26/2021 Ready for Review-Disagree-Uploaded predatory testing document to confirm accuracy will need a breakdown of what you included to see why the totals are different - XXX-04/25/2021	Resolved-Final CD provided. - XXX-04/28/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$375,000.00	CA	Investment	Refinance	Cash Out - Other
494539822			D	B	A	A	D	B	C	A	Closed	finding-3732	2021-04-28 12:17	2021-04-XX	Resolved	1 - Information	A	A	Compliance	TRID	TRID Total of Payments Test
Resolved-Final CD provided. - XXX-04/28/2021

Ready for Review-signed at closing - XXX-04/28/2021

Open-Client provided the same copy of the PCCD along with a final CD for another property. Final CD for subject property is still missing. - XXX-04/27/2021

Ready for Review-Final CD - XXX-04/26/2021

Open-null - XXX-04/26/2021

Ready for Review-4/26 Lender provided compliance testing, however the exception is due to the file missing the Final CD. - XXX-04/26/2021

Ready for Review-Disagree-Uploaded predatory testing document to confirm accuracy will need a breakdown of what you included to see why the totals are different - XXX-04/25/2021

Open-File does not contain a copy of Final Closing Disclosure for subject transaction to complete review. - XXX-04/23/2021

Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(d)(1) )The total of payments is $619,462.58. The disclosed total of payments of $618,784.95 is not considered accurate because it is understated by more than $100. - System Admin-04/22/2021
																							Ready for Review-signed at closing - XXX-04/28/2021 Ready for Review-Final CD - XXX-04/26/2021 Ready for Review-4/26 Lender provided compliance testing, however the exception is due to the file missing the Final CD. - XXX-04/26/2021 Ready for Review-Disagree-Uploaded predatory testing document to confirm accuracy will need a breakdown of what you included to see why the totals are different - XXX-04/25/2021	Resolved-Final CD provided. - XXX-04/28/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$375,000.00	CA	Investment	Refinance	Cash Out - Other
494539822			D	B	A	A	D	B	C	A	Closed	FCOM1544	2021-04-27 19:47	2021-04-XX	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided - XXX-04/28/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-04/28/2021

Ready for Review-CD Signed at closing - XXX-04/27/2021

Open-Client provided the same copy of the PCCD along with a final CD for another property. Final CD for subject property is still missing. - XXX-04/27/2021

Open-TRID: Missing Final Closing Disclosure - XXX-04/27/2021

Ready for Review-Final CD - XXX-04/26/2021

Open-Closing Disclosure uploaded to cure is for a different property for this borrower- lender to provide a copy of executed final CD for the subject transaction. - XXX-04/22/2021

Open-TRID: Missing Final Closing Disclosure - XXX-04/22/2021

Ready for Review-CD signed at closing - XXX-04/12/2021

Open-Final Closing Disclosure at closing was not provided. - XXX-04/11/2021
																							Ready for Review-CD Signed at closing - XXX-04/27/2021 Ready for Review-Final CD - XXX-04/26/2021 Ready for Review-CD signed at closing - XXX-04/12/2021	Resolved-TRID: Final Closing Disclosure Provided - XXX-04/28/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/28/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$375,000.00	CA	Investment	Refinance	Cash Out - Other
494539822			D	B	A	A	D	B	C	A	Closed	FCOM7646	2021-04-13 20:07	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. However, the Final CD was missing and is causing further TOP and finance charges failures in the the compliance testing. - XXX-04/25/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  However, the Final CD was missing and is causing further TOP and finance charges failures in the the compliance testing. - XXX-04/23/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that, after payoff of subject lien, the remainder of cash out is directly paying off an auto loan with all remaining cash ($246,352.96) going directly to the borrower. It was not disclosed how the cash in hand was to be utilized (consumer of business purposes) but the payoff of a consumer auto loan and no further explanation of the cash in hand calls into question if this was for business purpose or consumer purpose. - XXX-04/14/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. However, the Final CD was missing and is causing further TOP and finance charges failures in the the compliance testing. - XXX-04/25/2021

 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  However, the Final CD was missing and is causing further TOP and finance charges failures in the the compliance testing. - XXX-04/23/2021
																											QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$375,000.00	CA	Investment	Refinance	Cash Out - Other
494539822			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-04-11 15:51	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/23/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/12/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/11/2021		Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/23/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/12/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$375,000.00	CA	Investment	Refinance	Cash Out - Other
494539594			D	A	C	A	A	A	D	A	Closed	FCRE1191	2021-04-14 20:37	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-4/22 Additional asset statement provided documenting sufficient assets. - XXX-04/22/2021 Resolved-Audited Reserves of 34557.99 are greater than or equal to AUS Required Reserves of 7258.05 - XXX-04/22/2021 Ready for Review-Disagree: The Retirement statement is located in the file. Please see attachment. - XXX-04/14/2021 Open-Audited Reserves of 6791.60 are less than AUS Required Reserves of 7258.05. Documentation was not provided for Retirement asset account with NCSRCC as listed on the AUS. - XXX-04/13/2021	Ready for Review-Disagree: The Retirement statement is located in the file. Please see attachment. - XXX-04/14/2021	Resolved-4/22 Additional asset statement provided documenting sufficient assets. - XXX-04/22/2021 Resolved-Audited Reserves of 34557.99 are greater than or equal to AUS Required Reserves of 7258.05 - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$114,750.00	WI	Investment	Purchase	NA
494539594			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-13 13:55	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required validating origination appraised value within 10%. Desk review pending. - XXX-04/13/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$114,750.00	WI	Investment	Purchase	NA
494538437			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-16 01:44	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/16/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$99,575.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494537588			D	B	D	A	A	B	A	A	Closed	FCRE1440	2021-04-28 16:50	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements - XXX-04/29/2021
Open-Housing History Does Not Meet Guideline Requirements - XXX-04/29/2021
Ready for Review-Please see attached required documents - XXX-04/28/2021
Open-Updated documentation provided however still missing HOI for XXX and PI for XXX properties. - XXX-04/27/2021
Ready for Review-Please see attached required documents:  - XXX-04/26/2021
Open-4/22 Updated expense information provided, however still missing documentation of refinanced PI for XXX, XX and XXX properties as well as taxes for XXX and XXX, HOI for XXX and XXX, PI for XXX property. - XXX-04/23/2021
Ready for Review-4/22 Updated expense information provided, however still missing documentation of refinanced PI for XXX, XX and XXX properties as well as taxes for XXX and XXX, HOI for XXX and XXX, PI for XXX property. - XXX-04/22/2021
Ready for Review-Disagree with finding: XXX, XXX, XXX, in addition to the subject property located at XXX, and property located at XXX will be refinanced simultaneously. Please see attached verification of mortgage showing that December payments has been made, in addition to the mortgage coupon showing that payment includes principal and interest only. - XXX-04/14/2021
Ready for Review-Disagree with finding: XXX, XXX, XXX, in addition to the subject property located at XXX, and property located at XXX will be refinanced simultaneously. Please see attached verification of mortgage showing that December payments has been made, in addition to the mortgage coupon showing that payment includes principal and interest only. - XXX-04/14/2021
Open-Payoff shows balances on XXX, XXX, XXX properties but file does not contain documentation of PITI on any of these properties. Also missing pay history on the 4 XXXX accounts as well as the XXX account. - XXX-04/10/2021
Open-Housing History Does Not Meet Guideline Requirements - XXX-04/10/2021

Ready for Review-Please see attached required documents - XXX-04/28/2021
 Ready for Review-Please see attached required documents:  - XXX-04/26/2021
 Ready for Review-4/22 Updated expense information provided, however still missing documentation of refinanced PI for XXX, XXX and XXX properties as well as taxes for XXX and XXX, HOI for XXX and XXX, PI for XXX property. - XXX-04/22/2021
 Ready for Review-Disagree with finding: XXX, XXX, XXX, in addition to the subject property located at XXX, and property located at XXX will be refinanced simultaneously. Please see attached verification of mortgage showing that December payments has been made, in addition to the mortgage coupon showing that payment includes principal and interest only. - XXX-04/14/2021
 Ready for Review-Disagree with finding: XXX, XXX, XXX, in addition to the subject property located at XXX, and property located at XXX will be refinanced simultaneously. Please see attached verification of mortgage showing that December payments has been made, in addition to the mortgage coupon showing that payment includes principal and interest only. - XXX-04/14/2021
																								Resolved-Housing History Meets Guideline Requirements - XXX-04/29/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$75,000.00	GA	Investment	Refinance	Cash Out - Other
494537588			D	B	D	A	A	B	A	A	Closed	FCRE1503	2021-04-28 20:14	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing
Resolved-Updated housing expenses based on uploaded documents - XXX-04/29/2021
Ready for Review-04/28 - Disagree that additional documentation is required. The only thing reported is the $143.00 depreciation expense which is a non-cash item. Unlike the some of the other properties listed on the Sch E, there's no mortgage interest reported for XXX. There's no evidence that a liability exist in the name of the borrower. This should suffice in supporting no additional debt obligation to consider. Cash flow = zero. Furthermore, the TPR auditor has confirmed that the property is owned by XXX which makes the borrower an owner of the business, not the real estate. - XXX-04/28/2021
Open-Current tax statement shows property in name of XXX, however the borrower appears to have a passive interest in the entity as other properties show that as well. Exception remains. - XXX-04/27/2021
Ready for Review-
Property located at XXX is not owned by the borrower as per the 2020 tax bill. FSB removed the rental income used from the property, DTI jumped to 49.88%, the mortgage is still Approve eligible as per most recent AUS submission. Please see attachments. - XXX-04/26/2021
Open-4/22 Provide sufficient documentation that property is free and clear such as property detail showing no liens or HOI with no lienholder. - XXX-04/23/2021
Ready for Review-4/22 Provide sufficient documentation that property is free and clear such as property detail showing no liens or HOI with no lienholder. - XXX-04/22/2021
Ready for Review-The property located at XXX is free and clear at it is reported on 2019 tax return. Schedule E shows no mortgage interest. - XXX-04/12/2021
Open-Missing evidence of PITIA for XXX. No documentation of any housing expense or verification of mortgage provided. - XXX-04/10/2021

Ready for Review-04/28 - Disagree that additional documentation is required. The only thing reported is the $143.00 depreciation expense which is a non-cash item. Unlike the some of the other properties listed on the Sch E, there's no mortgage interest reported for XXX. There's no evidence that a liability exist in the name of the borrower. This should suffice in supporting no additional debt obligation to consider. Cash flow = zero. Furthermore, the TPR auditor has confirmed that the property is owned by XXX which makes the borrower an owner of the business, not the real estate. - XXX-04/28/2021
 Ready for Review-
Property located at XXX is not owned by the borrower as per the 2020 tax bill. FSB removed the rental income used from the property, DTI jumped to 49.88%, the mortgage is still Approve eligible as per most recent AUS submission. Please see attachments. - XXX-04/26/2021
 Ready for Review-4/22 Provide sufficient documentation that property is free and clear such as property detail showing no liens or HOI with no lienholder. - XXX-04/22/2021
 Ready for Review-The property located at XXX is free and clear at it is reported on 2019 tax return. Schedule E shows no mortgage interest. - XXX-04/12/2021
																								Resolved-Updated housing expenses based on uploaded documents - XXX-04/29/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$75,000.00	GA	Investment	Refinance	Cash Out - Other
494537588			D	B	D	A	A	B	A	A	Closed	FCOM7646	2021-04-13 18:05	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/22/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/22/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/15/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  Letter from the borrower confirms that funds being disbursed to the borrower are to be used to pay off debt which does not meet the criteria for business purpose. - XXX-04/14/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/22/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/15/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$75,000.00	GA	Investment	Refinance	Cash Out - Other
494537396			D	B	D	A	D	B	C	A	Closed	FCRE1173	2021-04-22 18:41	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-4.26 Master policy provided showing sufficient coverage. - XXX-04/26/2021 Ready for Review-Insurance has been provided. - XXX-04/22/2021 Open-Provide master condo insurance policy reflecting sufficient coverage as required. - XXX-04/19/2021	Ready for Review-Insurance has been provided. - XXX-04/22/2021	Resolved-4.26 Master policy provided showing sufficient coverage. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$352,400.00	CA	Investment	Refinance	Cash Out - Other
494537396			D	B	D	A	D	B	C	A	Closed	FPRO5405	2021-04-20 04:15	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$352,400.00	CA	Investment	Refinance	Cash Out - Other
494537396			D	B	D	A	D	B	C	A	Closed	FCOM8844	2021-04-20 04:12	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes. - XXX-04/20/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$352,400.00	CA	Investment	Refinance	Cash Out - Other
494537056			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-12 20:24	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Pending desk review. - XXX-04/13/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$137,000.00	FL	Investment	Refinance	No Cash Out - Lender Initiated
494534180			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494533960			D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-04-12 16:54	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-4/22 Lease agreement provided to document rental amount. - XXX-04/23/2021 Ready for Review-4/12: Attached from the file is a copy of the lease agreement for the XXX property verifying $4,500 gross rent. - XXX-04/12/2021 Open-File does not contain a current lease agreement for XXX property verifying amount of $4,500/mo in rental income. - XXX-04/09/2021 Open-Borrower 1 Lease Agreements Missing for $4500 - XXX-04/09/2021	Ready for Review-4/12: Attached from the file is a copy of the lease agreement for the XXX property verifying $4,500 gross rent. - XXX-04/12/2021	Resolved-4/22 Lease agreement provided to document rental amount. - XXX-04/23/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$510,000.00	CA	Investment	Purchase	NA
494532830			D	A	D	A	A	A	A	A	Closed	FCRE1294	2021-04-15 20:35	2021-04-XX	Resolved	1 - Information	C	A	Credit	Income	Income 3 Months Income Verified is Missing
Resolved-Income 3 Months Income Verified is Present Or Not Applicable - XXX-04/29/2021
Resolved-4.22 Property taxes provided for XXX property. - XXX-04/23/2021
Open-Income 3 Months Income Verified is Missing - XXX-04/23/2021
Ready for Review-Disagree: The property taxes was provided via schedule E. We also attach the 2020 property tax. Please see attachment - XXX-04/15/2021
Open-Rental income calculation could not be completed as no taxes were provided for the property located at XXX and loan is not escrowed. Property printout provided shows lien history however no taxes appear. - XXX-04/14/2021
																							Ready for Review-Disagree: The property taxes was provided via schedule E. We also attach the 2020 property tax. Please see attachment - XXX-04/15/2021	Resolved-Income 3 Months Income Verified is Present Or Not Applicable - XXX-04/29/2021 Resolved-4.22 Property taxes provided for XXX property. - XXX-04/23/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$268,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494532830			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-04-15 20:08	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-4/22 Taxes on primary residence provided. - XXX-04/23/2021 Ready for Review-Disagree with finding: The owner occupied taxes is located in the file. Please see attachment - XXX-04/15/2021 Open-Provide the borrowers property taxes from the owner occupied property located at XXX as the new Flagstar lien is not escrowed. Property search provided does not reflect taxes. - XXX-04/15/2021	Ready for Review-Disagree with finding: The owner occupied taxes is located in the file. Please see attachment - XXX-04/15/2021	Resolved-4/22 Taxes on primary residence provided. - XXX-04/23/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$268,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494532535			A	B	A	A	A	B	A	A	Closed	FCOM8844	2021-04-14 19:09	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Ready for Review-4/13: The cash in hand was to be utilized as cash-out/other as disclosed on page one of the loan application under the Purpose of Refinance section. - XXX-04/14/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021	Ready for Review-4/13: The cash in hand was to be utilized as cash-out/other as disclosed on page one of the loan application under the Purpose of Refinance section. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$161,250.00	TX	Investment	Refinance	Cash Out - Other
494531870			D	A	D	A	D	A	A	A	Closed	FCRE1157	2021-04-27 18:19	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - XXX-04/28/2021 Ready for Review-policy shows on page 4 the subject property - XXX-04/27/2021 Open-Property Insurance policy provided is for property located at XXX. Subject property located at XXX. Missing hazard policy for subject property. - XXX-04/27/2021 Ready for Review-See insurance policy - XXX-04/26/2021 Open-Missing Hazard Insurance Policy. Provide policy as utilized for the subject property for closing and approval. - XXX-04/14/2021	Ready for Review-policy shows on page 4 the subject property - XXX-04/27/2021 Ready for Review-See insurance policy - XXX-04/26/2021	Resolved-Hazard Insurance Policy is fully present - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$232,250.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494531870			D	A	D	A	D	A	A	A	Closed	FCOM1220	2021-04-26 13:40	2021-04-XX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present - XXX-04/27/2021 Ready for Review-See attached Deed of Trust - XXX-04/26/2021 Open-The Deed of Trust is Missing. Provide with all riders. - XXX-04/14/2021	Ready for Review-See attached Deed of Trust - XXX-04/26/2021	Resolved-The Deed of Trust is Present - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$232,250.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494530411			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494530378			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-04-18 21:40	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/18/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$345,000.00	WA	Investment	Refinance	Cash Out - Other
494530238			D	B	C	A	A	A	D	B	Closed	FPRO1244	2021-04-09 00:43	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-AVM provided with a value of $XX or -5.01% variance. Finding resolved. - XXX-04/26/2021 Open-Pending AVM. - XXX-04/26/2021		Resolved-AVM provided with a value of $XX or -5.01% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$205,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494530238			D	B	C	A	A	A	D	B	Closed	FCRE3091	2021-04-14 20:29	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Transaction Date	Resolved-Master Policy Expiration Date of 06-13-2021 is Equal to or After the Transaction Date of 02-XX-2021 Or Master Policy Expiration Date Is Not Provided - XXX-04/26/2021 Ready for Review-Expiration of policy is 06/13/2021 - XXX-04/14/2021 Open-Master Policy Expiration Date of 06-13-2020 is Prior To the Transaction Date of 02-XX-2021 - XXX-04/06/2021	Ready for Review-Expiration of policy is 06/13/2021 - XXX-04/14/2021	Resolved-Master Policy Expiration Date of 06-13-2021 is Equal to or After the Transaction Date of 02-17-2021 Or Master Policy Expiration Date Is Not Provided - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$205,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494530238			D	B	C	A	A	A	D	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494530152			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-19 18:19	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$481,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494530141			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-09 20:47	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/09/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$104,000.00	WI	Investment	Refinance	No Cash Out - Lender Initiated
494530138			D	B	D	A	A	A	C	B	Closed	FCRE1180	2021-04-12 14:13	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO-6 Insurance Policy is Missing	Resolved-HO-6 Insurance Policy is fully present - XXX-04/26/2021 Resolved-HO-6 Insurance Policy is fully present - XXX-04/26/2021 Ready for Review-HOI was found in the file and has been provided. - XXX-04/12/2021 Open-HO-6 Insurance Policy is Missing - XXX-04/06/2021	Ready for Review-HOI was found in the file and has been provided. - XXX-04/12/2021	Resolved-HO-6 Insurance Policy is fully present - XXX-04/26/2021 Resolved-HO-6 Insurance Policy is fully present - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$113,500.00	MN	Investment	Refinance	No Cash Out - Lender Initiated
494530138			D	B	D	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494529914			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-10 19:20	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/10/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$186,500.00	NV	Investment	Refinance	No Cash Out - Lender Initiated
494529809			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-15 00:48	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/23/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/23/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$154,220.00	MI	Investment	Refinance	No Cash Out - Lender Initiated
494529533			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-09 13:19	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$260,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494528283			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494527959			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-09 15:05	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/12/2021 Open-Desk Review supported origination appraised value required. Desk review pending. - XXX-04/09/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/12/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$543,750.00	CA	Investment	Purchase	NA
494527156			D	B	A	A	A	B	D	A	Closed	FCOM7646	2021-04-14 17:58	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021
Ready for Review-Agree that borrower states purpose of cash out is for debt consolidation. While no debts were paid at closing, the borrower was qualified with all liabilities in the total expense ratio. The borrower is free to pay off debt after closing with the cash-out proceeds. - XXX-04/14/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  Letter from borrower says that cash out will be used for debt consolidation which would make the loan for consumer purpose and not business purpose.   - XXX-04/13/2021
																							Ready for Review-Agree that borrower states purpose of cash out is for debt consolidation. While no debts were paid at closing, the borrower was qualified with all liabilities in the total expense ratio. The borrower is free to pay off debt after closing with the cash-out proceeds. - XXX-04/14/2021	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$232,000.00	CA	Investment	Refinance	Cash Out - Other
494527156			D	B	A	A	A	B	D	A	Closed	FPRO1244	2021-04-11 16:46	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-Third party valuation product required to validate origination appraisal value within 10% variance. Desk review pending. - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$232,000.00	CA	Investment	Refinance	Cash Out - Other
494526792			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494526465			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-14 02:19	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation confirmation an origination appraised value within 10% tolerance required. Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$140,000.00	CO	Investment	Purchase	NA
494525431			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-04-15 19:55	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation of taxes and insurance on primary residence provided. - XXX-04/26/2021 Ready for Review-Documents are located in the file. Please see attachments - XXX-04/15/2021 Open-Provide property taxes for all properties (with the exception of the subject property) as they appear on the 1003 as they were not provided at the time of review as required to complete the rental income review. Additionally, provided insurance for property at XXX as it was not provided for review. - XXX-04/15/2021	Ready for Review-Documents are located in the file. Please see attachments - XXX-04/15/2021	Resolved-Documentation of taxes and insurance on primary residence provided. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$460,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494525408			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-04-28 18:14	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Updated policy uploaded - XXX-04/29/2021

Ready for Review-See attached - XXX-04/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $363100 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $367500 - XXX-04/26/2021

Ready for Review-Insurance and Replacement Cost - XXX-04/22/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $363100 is less than all Subject Lien(s) and/or Replacement Cost Estimator is not provided. - XXX-04/09/2021
																							Ready for Review-See attached - XXX-04/28/2021 Ready for Review-Insurance and Replacement Cost - XXX-04/22/2021	Resolved-Updated policy uploaded - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$509,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494525408			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-04-09 00:17	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/12/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - XXX-04/09/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/12/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$509,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494524631			D	B	D	A	A	A	C	B	Closed	FCRE1173	2021-04-23 13:26	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy is fully present - XXX-04/26/2021 Ready for Review-Master Policy Attached - XXX-04/23/2021 Open-Missing HO-6 Master Insurance Policy - XXX-04/05/2021	Ready for Review-Master Policy Attached - XXX-04/23/2021	Resolved-HO-6 Master Insurance Policy is fully present - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$548,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494524631			D	B	D	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494524464			D	A	D	A	D	A	A	A	Closed	FCRE1316	2021-04-19 19:21	2021-05-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/03/2021

Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-04/26/2021

Ready for Review-Disagree with finding, 3rd party VVOE prior to closing is missing from file. However loan type is AUS approved, FNMA allows VVOE to be dated after closing but prior to delivery. Missing VVOE prior to closing should be considered non-material exception.  - XXX-04/19/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing.  Missing verification of how phone information was obtained to complete VVOE.   - XXX-04/18/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/18/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/16/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/16/2021
																							Ready for Review-Disagree with finding, 3rd party VVOE prior to closing is missing from file. However loan type is AUS approved, FNMA allows VVOE to be dated after closing but prior to delivery. Missing VVOE prior to closing should be considered non-material exception. - XXX-04/19/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/03/2021 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$152,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494524464			D	A	D	A	D	A	A	A	Closed	FCOM1544	2021-04-27 21:28	2021-05-XX	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-04/28/2021
Ready for Review-Signed Correct CD  - XXX-04/27/2021
Open-Title commitment for Golden Dr provided, however this is not the subject property. Provide title for subject property on XXX. - XXX-04/27/2021
Ready for Review-See attached CD  - XXX-04/26/2021
Open-TRID: Missing Final Closing Disclosure - XXX-04/16/2021
Open-TRID: Missing Final Closing Disclosure - XXX-04/16/2021
																							Ready for Review-Signed Correct CD - XXX-04/27/2021 Ready for Review-See attached CD - XXX-04/26/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/28/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$152,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494524464			D	A	D	A	D	A	A	A	Closed	FCRE1145	2021-04-27 20:58	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document provided and sufficient. - XXX-04/28/2021 Ready for Review-Correct Policy - XXX-04/27/2021 Open-Final title uploaded however was for incorrect property. Provide final title policy for subject property. - XXX-04/27/2021 Ready for Review-Final Policy - XXX-04/26/2021 Open-Title Document is missing - XXX-04/16/2021	Ready for Review-Correct Policy - XXX-04/27/2021 Ready for Review-Final Policy - XXX-04/26/2021	Resolved-Title Document provided and sufficient. - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$152,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494523064			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494523050			C	B	A	A	C	B	C	A	Closed	FCOM7646	2021-04-15 04:54	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021

Open-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that, after payoff of subject lien, the remainder of cash out is directly paying off an auto loan with all remaining cash ($23,851.05) going directly to the borrower.  It was not disclosed how the cash in hand was to be utilized (consumer of business purposes) but the payoff of a consumer auto loan and no further explanation of the cash in hand calls into question if this was for business purpose or consumer purpose.   - XXX-04/15/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$200,000.00	GA	Investment	Refinance	Cash Out - Other
494523050			C	B	A	A	C	B	C	A	Closed	FPRO5405	2021-04-15 04:23	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$200,000.00	GA	Investment	Refinance	Cash Out - Other
494522911			D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-04-28 12:31	2021-05-XX	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021
Ready for Review-Evidence document shows CD was sent on 01/07/21 and viewed by the borrower on 01/13/2021 Pre close CD is not wet signed. - XXX-04/28/2021
Open-4/26 Provided a copy of the initial CD issued on 1/7 and the final CD dated 1/7. However, there is no CD disclosed to the borrower 3 days prior to closing as required. - XXX-04/26/2021
Ready for Review-Pre close CD and final CD for XXX - XXX-04/14/2021
Open-TRID: Missing Final Closing Disclosure. All CD's in the file have an issue date of 1/7/2021. No final CD in file with an issue date after initial CD to document required waiting period. - XXX-04/14/2021
																							Ready for Review-Evidence document shows CD was sent on 01/07/21 and viewed by the borrower on 01/13/2021 Pre close CD is not wet signed. - XXX-04/28/2021 Ready for Review-Pre close CD and final CD for XXX - XXX-04/14/2021	Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$108,750.00	FL	Investment	Purchase	NA
494522778			A	B	A	A	A	B	A	A	Closed	finding-3800	2021-04-26 18:21	2021-04-XX	Resolved	1 - Information	A	A	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test
Resolved-$1312.50 Excluded BonaFide Discount Points verified. Finding resolved. - XXX-04/27/2021

Ready for Review-Disagree - The loan does not fail the 3% Points and Fees test, $1312.50 Excluded BonaFide Discount Points.  See attached Predatory Compliance Worksheet. - XXX-04/26/2021

Open-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $5,948.63, which exceeds 3 percent of the total loan amount of $124,474.49; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $5,948.63, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $5,948.63, which exceeds 5 percent of the total loan amount of $124,474.49; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $5,948.63, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $5,948.63, which exceeds 8 percent of the total loan amount of $124,474.49. - System Admin-04/23/2021
																							Ready for Review-Disagree - The loan does not fail the 3% Points and Fees test, $1312.50 Excluded BonaFide Discount Points. See attached Predatory Compliance Worksheet. - XXX-04/26/2021	Resolved-$1312.50 Excluded BonaFide Discount Points verified. Finding resolved. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$131,250.00	TX	Investment	Refinance	Cash Out - Other
494522778			A	B	A	A	A	B	A	A	Closed	finding-3436	2021-04-26 18:22	2021-04-XX	Resolved	1 - Information	A	A	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test
Resolved-$1312.50 Excluded BonaFide Discount Points verified. Finding resolved. - XXX-04/27/2021

Ready for Review-Disagree - The loan does not fail the 3% Points and Fees test, $1312.50 Excluded BonaFide Discount Points.  See attached Predatory Compliance Worksheet. - XXX-04/26/2021

Open-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - System Admin-04/23/2021
																							Ready for Review-Disagree - The loan does not fail the 3% Points and Fees test, $1312.50 Excluded BonaFide Discount Points. See attached Predatory Compliance Worksheet. - XXX-04/26/2021	Resolved-$1312.50 Excluded BonaFide Discount Points verified. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$131,250.00	TX	Investment	Refinance	Cash Out - Other
494522778			A	B	A	A	A	B	A	A	Closed	FCOM8844	2021-04-14 17:54	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note Points and fees failure finding is applicable. - XXX-04/25/2021 Ready for Review-Disagree with finding, loan is AUS approved and is not required to disclose use of proceeds. - XXX-04/14/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021	Ready for Review-Disagree with finding, loan is AUS approved and is not required to disclose use of proceeds. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note Points and fees failure finding is applicable. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$131,250.00	TX	Investment	Refinance	Cash Out - Other
494522038			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-15 02:17	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021 Open-Third party valuation product required confirming value within 10% variance. Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$177,500.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494521531			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-04-27 21:42	2021-05-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-04/28/2021
Ready for Review-Insurance documents show no lien holder on property and payoffs were from 1/20. - XXX-04/28/2021
Ready for Review-Disagree with finding: The attached insurance policy covers the period from 12/23/2020 to 12/23/2021 and shows no mortgagee clauses for the properties in question. The payoff statements are dated 12/19/2019 and are outdated. The three properties cited are owned free and clear. - XXX-04/27/2021
Open-4.26 Declaration page provided to with no mortgagee clause, however the properties did have payoffs in the original file. Provide documentation of these payoffs or include expenses in debt ratio. - XXX-04/26/2021
Ready for Review-Disagree with finding: The homeowner insurance policy dated 12-23-2021 shows that there is no mortgagee clause. Please see attachment. - XXX-04/21/2021
Open-Housing History Does Not Meet Guideline Requirements.  Need proof that rental properties are truly free and clear.  For three properties, payoff statements were provided for each but no settlement statements were provided to show them actually paid off with no new liens taken.   - XXX-04/20/2021
																							Ready for Review-Insurance documents show no lien holder on property and payoffs were from 1/20. - XXX-04/28/2021 Ready for Review-Disagree with finding: The attached insurance policy covers the period from 12/23/2020 to 12/23/2021 and shows no mortgagee clauses for the properties in question. The payoff statements are dated 12/19/2019 and are outdated. The three properties cited are owned free and clear. - XXX-04/27/2021 Ready for Review-Disagree with finding: The homeowner insurance policy dated 12-23-2021 shows that there is no mortgagee clause. Please see attachment. - XXX-04/21/2021
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021

 Resolved-Housing History Meets Guideline Requirements - XXX-04/28/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$176,250.00	IA	Investment	Refinance	Cash Out - Other
494521258			D	A	D	A	A	A	A	A	Closed	FVAL2301	2021-04-29 19:02	2021-04-XX	Resolved	1 - Information	A	A	Property	Missing Doc	Updated Completion Report (442/10040) is missing	Resolved-Subject 1004D providing showing improvements have been completed. - XXX-04/29/2021 Ready for Review-See attached 1004D for subject property - XXX-04/29/2021 Open-Appraisal in file is subject to. 1004D pending. - XXX-04/14/2021	Ready for Review-See attached 1004D for subject property - XXX-04/29/2021	Resolved-Subject 1004D providing showing improvements have been completed. - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$765,000.00	CA	Investment	Purchase	NA
494521258			D	A	D	A	A	A	A	A	Closed	FCRE1145	2021-04-27 18:12	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - XXX-04/28/2021 Ready for Review-Final Title Policy has been provided. - XXX-04/27/2021 Open-Title Document is missing - XXX-04/13/2021	Ready for Review-Final Title Policy has been provided. - XXX-04/27/2021	Resolved-Title Document is fully Present - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$765,000.00	CA	Investment	Purchase	NA
494520995			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-04-16 20:49	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3). Desk review pending. - XXX-04/19/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - XXX-04/16/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$81,750.00	KS	Investment	Refinance	Cash Out - Other
494520995			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-04-17 04:03	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/19/2021 Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/17/2021		Acknowledged-Full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/19/2021 Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/17/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$81,750.00	KS	Investment	Refinance	Cash Out - Other
494520829			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-04-27 18:52	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Condo Master Insurance Policy provided reflecting adequate coverage. Finding resolved. - XXX-04/29/2021

Open-HOA Liability declarations page provided but that does not cover the building. Missing master policy. - XXX-04/29/2021

Open-HOA Liability declarations page provided but that does not cover the building. Missing master policy. - XXX-04/28/2021

Ready for Review-Agent provided the walls in coverage estimator this is a condo - XXX-04/27/2021

Open-4.26 HOA Liability declarations page provided but that is not coverage on any of the single family homes in the association. - XXX-04/26/2021

Ready for Review-Insurance Policy attached with updated amounts - XXX-04/20/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $68708 is less than all Subject Lien(s). - XXX-04/15/2021
																							Ready for Review-Agent provided the walls in coverage estimator this is a condo - XXX-04/27/2021 Ready for Review-Insurance Policy attached with updated amounts - XXX-04/20/2021	Resolved-Condo Master Insurance Policy provided reflecting adequate coverage. Finding resolved. - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$111,300.00	AZ	Investment	Refinance	No Cash Out - Lender Initiated
494520829			C	A	C	A	A	A	C	A	Closed	FCRE1148	2021-04-29 14:29	2021-04-XX	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total
Resolved-Title Coverage Amount of $111300 is equal to or greater than Total Amount of Subject Lien(s) - XXX-04/29/2021
Ready for Review-Attached is the correct Title Policy for Property XXX - XXX-04/29/2021
Open-Title uploaded is the same title previously provided for XXX property, not the subject property. - XXX-04/28/2021
Ready for Review-Title coverage is for $111,300 and the property address is for the appropriate address please review  - XXX-04/27/2021
Open-4/26 Title provided, however it is for the XXX property instead of subject property address. - XXX-04/26/2021
Ready for Review-Title Policy attached - XXX-04/19/2021
Open-Title Coverage Amount of $109500 is Less than Total Amount of Subject Lien(s). Policy in file appears to be a final title policy. - XXX-04/15/2021
																							Ready for Review-Attached is the correct Title Policy for Property XXX - XXX-04/29/2021 Ready for Review-Title coverage is for $111,300 and the property address is for the appropriate address please review - XXX-04/27/2021 Ready for Review-Title Policy attached - XXX-04/19/2021	Resolved-Title Coverage Amount of $111300 is equal to or greater than Total Amount of Subject Lien(s) - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$111,300.00	AZ	Investment	Refinance	No Cash Out - Lender Initiated
494520829			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-15 18:40	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$111,300.00	AZ	Investment	Refinance	No Cash Out - Lender Initiated
494519694			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-04-14 03:05	2021-04-XX	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$217,500.00	TX	Investment	Refinance	Cash Out - Other
494519101			D	B	A	A	A	B	D	A	Closed	FCOM8844	2021-04-14 17:25	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Ready for Review-Disagree with finding, loan is AUS approved and not required to disclose proceeds. - XXX-04/14/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021	Ready for Review-Disagree with finding, loan is AUS approved and not required to disclose proceeds. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$510,400.00	TX	Investment	Refinance	Cash Out - Debt Consolidation
494519101			D	B	A	A	A	B	D	A	Closed	FPRO1244	2021-04-13 04:03	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU was run but Fannie Mae analysis was not performed for this non-UAD form type. Null scoring results in the requirement for a separate third party product order. - XXX-04/13/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$510,400.00	TX	Investment	Refinance	Cash Out - Debt Consolidation
494518112			D	A	D	A	A	A	D	A	Closed	FCRE1316	2021-04-27 19:52	2021-05-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/03/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/03/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
Resolved-VOE for S/E company XXXX not required as minimal income was not used to qualify. Finding resolved. - XXX-04/29/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/29/2021
Open-The rental income is still reporting inside of a business which would need to be verified. Exception remains. - XXX-04/28/2021
Ready for Review-04/26 - Income source used for qualification is 100% rental income. Positive self-employment income was removed. No verification per Reg. Z and Agency guideline is therefore required as the income is not needed for qualification. AUS would not need to be resubmitted as ratios did not increase by more than 3%. - XXX-04/27/2021
Open-4.26 Lender rebuttal states remove the income from qualifying but the borrower's main self employment income from XX has not been verified. - XXX-04/26/2021
Ready for Review-SE income shows a positive amount, however the removal of the SE income of 200.00 causes an increase of 1.7%. This income is not needed and may be removed for qualifying. Due to increase of less than 3%, AUS resubmission is not required. - XXX-04/26/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing as required per guidelines. - XXX-04/11/2021
Resolved-Missing verification - XXX-04/11/2021

Ready for Review-04/26 - Income source used for qualification is 100% rental income. Positive self-employment income was removed. No verification per Reg. Z and Agency guideline is therefore required as the income is not needed for qualification. AUS would not need to be resubmitted as ratios did not increase by more than 3%. - XXX-04/27/2021

 Ready for Review-SE income shows a positive amount, however the removal of the SE income of 200.00 causes an increase of 1.7%. This income is not needed and may be removed for qualifying. Due to increase of less than 3%, AUS resubmission is not required. - XXX-04/26/2021

Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/03/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/03/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-05/02/2021
 Resolved-VOE for S/E company XXXX not required as minimal income was not used to qualify. Finding resolved. - XXX-04/29/2021
 Resolved-Missing verification - XXX-04/11/2021
																											ATR/QM: Not Applicable	ATR/QM: Not Applicable	$980,325.00	NY	Investment	Refinance	Cash Out - Other
494518112			D	A	D	A	A	A	D	A	Closed	FCRE1467	2021-04-12 19:53	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Assets	Asset 1 Missing	Resolved-Asset 1 Provided - XXX-04/26/2021 Open-Asset 1 Missing - XXX-04/26/2021 Ready for Review-See attached CD. Proceeds from C/O of approx 500K provide sufficient assets - XXX-04/12/2021 Open-Missing documentation of assets to document a minimum of $61,366.76. File contains business assets of $7726.97. - XXX-04/11/2021 Open-Missing documentation of assets to document a minimum of $61,366.76. File contains business assets of $7726.97. - XXX-04/11/2021	Ready for Review-See attached CD. Proceeds from C/O of approx 500K provide sufficient assets - XXX-04/12/2021	Resolved-Asset 1 Provided - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$980,325.00	NY	Investment	Refinance	Cash Out - Other
494518112			D	A	D	A	A	A	D	A	Closed	FCRE4963	2021-04-12 19:55	2021-04-XX	Resolved	1 - Information	C	A	Credit	Liabilities	No evidence of required debt payoff	Resolved-4/26 Final CD provided documenting primary residence pay off. - XXX-04/26/2021 Ready for Review-See attached CD to show liability with XXX is paid off. New debt is included in qualifying DTI of subject loan - XXX-04/12/2021 Open-Missing documentation to support the omission of primary residence expense. - XXX-04/11/2021	Ready for Review-See attached CD to show liability with XXX is paid off. New debt is included in qualifying DTI of subject loan - XXX-04/12/2021	Resolved-4/26 Final CD provided documenting primary residence pay off. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$980,325.00	NY	Investment	Refinance	Cash Out - Other
494518112			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-04-11 15:33	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required to validate origination appraised value within 10% tolerance. Desk Review pending. - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$980,325.00	NY	Investment	Refinance	Cash Out - Other
494517533			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-04-27 19:49	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 44.82% is less than or equal to AUS DTI of 45% Updated AUS provided - XXX-04/28/2021

Ready for Review-See attached AUS showing corrected DTI of 45% - XXX-04/27/2021

Open-4.26 Lender provided rebuttal with income figures but unable to reconcile. See auditor rental calculator attached to file. - XXX-04/26/2021

Ready for Review-Disagree with finding, calculated borrower income does not include bonus. Income is calculated as follows:
SE income-335.25
Primary Income-8041.68
Net Rental--89.00
Subject Net Rental- -54.83

Lease agreements may be used for qualifying amounts as per FHLMC selling guide section 5306.1 with common add backs, lease amounts are calculated at 75%. - XXX-04/16/2021

Open-Audited DTI of 44.82% exceeds AUS DTI of 38%  DRI variance due to lender using lease for rental instead of schedule E. Additional bonus income was not supported and therefore not included in ratios. - XXX-04/15/2021
																							Ready for Review-See attached AUS showing corrected DTI of 45% - XXX-04/27/2021 Ready for Review-Disagree with finding, calculated borrower income does not include bonus. Income is calculated as follows: SE income-335.25 Primary Income-8041.68 Net Rental--89.00 Subject Net Rental- -54.83 Lease agreements may be used for qualifying amounts as per FHLMC selling guide section 5306.1 with common add backs, lease amounts are calculated at 75%. - XXX-04/16/2021	Resolved-Audited DTI of 44.82% is less than or equal to AUS DTI of 45% Updated AUS provided - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$191,250.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494517090			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-15 02:57	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required to validation origination appraised value within 10% variance. Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$422,625.00	OR	Investment	Purchase	NA
494515425			C	B	A	A	C	B	C	A	Closed	finding-3367	2021-04-28 16:35	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test
Acknowledged-acknowledge finding and agree non-material as it was delivered to the borrower however, evidence did not demonstrate that it was within 3 days of application - XXX-04/28/2021

Ready for Review-acknowledge finding and agree non-material as it was delivered to the borrower however, evidence did not demonstrate that it was within 3 days of application  - XXX-04/28/2021

Open-RESPA HOMEOWNERSHIP COUNSELING ORGANIZATIONS DISCLOSURE DATED 12/17/20 IS GREATER THAN 3 BUSINESS DAYS FROM APPLICATION DATE OF 12/11/20. - XXX-04/27/2021

Open-RESPA HOMEOWNERSHIP COUNSELING ORGANIZATIONS DISCLOSURE DATED 12/17/20 IS GREATER THAN 3 BUSINESS DAYS FROM APPLICATION DATE OF 12/11/20. - XXX-04/20/2021

Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. - System Admin-04/20/2021
																							Ready for Review-acknowledge finding and agree non-material as it was delivered to the borrower however, evidence did not demonstrate that it was within 3 days of application - XXX-04/28/2021	Acknowledged-acknowledge finding and agree non-material as it was delivered to the borrower however, evidence did not demonstrate that it was within 3 days of application - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$112,000.00	AZ	Investment	Refinance	Cash Out - Other
494515425			C	B	A	A	C	B	C	A	Closed	FPRO5405	2021-04-20 04:26	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$112,000.00	AZ	Investment	Refinance	Cash Out - Other
494515425			C	B	A	A	C	B	C	A	Closed	FCOM8844	2021-04-20 04:32	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes) - XXX-04/20/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$112,000.00	AZ	Investment	Refinance	Cash Out - Other
494514937			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-12 01:24	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-Third party valuation product validating origination appraised value within 10% tolerance required. Desk review pending. - XXX-04/12/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$275,625.00	FL	Investment	Purchase	NA
494514482			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-18 17:08	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/19/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/18/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$466,000.00	OR	Investment	Refinance	Cash Out - Other
494513589			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-19 22:05	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021 Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$340,000.00	OR	Investment	Purchase	NA
494513589			C	A	A	A	A	A	C	A	Closed	FCRE1248	2021-04-28 13:57	2021-04-XX	Resolved	1 - Information	A	A	Credit	Eligibility	Non-Arm's Length Transactions Not Allowed for Program
Resolved-Selling guide does not prohibit non-arms length transactions - XXX-04/28/2021
Ready for Review-Regarding non-arm’s length transactions, the Freddie Mac Selling Guide 4201.16(b) states, “For newly constructed homes that are purchase transactions, the Borrower may not be affiliated with or related to the builder, developer or property seller.”  The subject property is not newly constructed, as it was built in XXX.  Therefore, Freddie Mac allows this transaction.  For existing properties, Freddie Mac’s guidelines do not prohibit non-arm’s length transactions on investment property purchase transactions. - XXX-04/28/2021
Open-Rebuttal states Freddie allows for new construction. However, the subject property was built in XXX. Exception remains. - XXX-04/28/2021
Ready for Review-Disagree: Rebuttal stated non-arms length is not allowed if the property is new constructed investment property. The property is built in XXX. based on Freddie Guidelines, transaction is allowed.

An Investment Property Mortgage delivered to Freddie Mac must meet the following special underwriting requirements:
i.For newly constructed homes that are purchase transactions, the Borrower may not be affiliated with or related to the builder, developer or property seller. For these purposes, “affiliated with” means that the Borrower may not have an ownership interest in or employment with the builder, developer or property seller. - XXX-04/27/2021
Open-Rebuttal states Freddie allows for new construction. However, the subject property was built in XXX. Exception remains. - XXX-04/27/2021
Ready for Review-Disagree with finding: the non-arms length is not allowed if the property is an newly constructed investment property.

Special underwriting requirements

An Investment Property Mortgage delivered to Freddie Mac must meet the following special underwriting requirements:
i.For newly constructed homes that are purchase transactions, the Borrower may not be affiliated with or related to the builder, developer or property seller. For these purposes, “affiliated with” means that the Borrower may not have an ownership interest in or employment with the builder, developer or property seller. - XXX-04/26/2021
Open-Non-Arm's Length Transactions Not Allowed for Program - XXX-04/22/2021

Ready for Review-Regarding non-arm’s length transactions, the Freddie Mac Selling Guide 4201.16(b) states, “For newly constructed homes that are purchase transactions, the Borrower may not be affiliated with or related to the builder, developer or property seller.”  The subject property is not newly constructed, as it was built in XXX.  Therefore, Freddie Mac allows this transaction.  For existing properties, Freddie Mac’s guidelines do not prohibit non-arm’s length transactions on investment property purchase transactions. - XXX-04/28/2021
 Ready for Review-Disagree: Rebuttal stated non-arms length is not allowed if the property is new constructed investment property. The property is built in XXX. based on Freddie Guidelines, transaction is allowed.

An Investment Property Mortgage delivered to Freddie Mac must meet the following special underwriting requirements:
i.For newly constructed homes that are purchase transactions, the Borrower may not be affiliated with or related to the builder, developer or property seller. For these purposes, “affiliated with” means that the Borrower may not have an ownership interest in or employment with the builder, developer or property seller. - XXX-04/27/2021
 Ready for Review-Disagree with finding: the non-arms length is not allowed if the property is an newly constructed investment property.

Special underwriting requirements

An Investment Property Mortgage delivered to Freddie Mac must meet the following special underwriting requirements:
i.For newly constructed homes that are purchase transactions, the Borrower may not be affiliated with or related to the builder, developer or property seller. For these purposes, “affiliated with” means that the Borrower may not have an ownership interest in or employment with the builder, developer or property seller. - XXX-04/26/2021
																								Resolved-Selling guide does not prohibit non-arms length transactions - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$340,000.00	OR	Investment	Purchase	NA
494513212			D	B	D	A	B	B	C	A	Closed	FCOM7646	2021-04-16 16:35	2021-05-XX	Resolved	1 - Information	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021

Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/16/2021

Open-Originator QM Designation Of ATR/QM: Exempt Differs From Final QM Status Of ATR/QM: Status Pending.  Per letter of explanation in file, borrowers intend to utilize net proceeds of refinance in the amount of $222,643 to pay down balance of existing lien on primary residence which does not meet the definition of a business purpose refinance. - XXX-04/16/2021
																								Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/01/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/16/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$513,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494513212			D	B	D	A	B	B	C	A	Closed	FCRE1503	2021-04-26 14:13	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Second lien statement provided verifying payment amount. - XXX-04/27/2021 Ready for Review-Agree with finding: Please see attached mortgage statement showing the credit limit in the amount of 143292 and a balance in the amount of $509.57 - XXX-04/26/2021 Open-Per final 1003, borrowers have opened a new second lien on primary residence with a payment in the amount of $800/mo, however documentation for this account has not been provided and is not included on credit report. - XXX-04/16/2021	Ready for Review-Agree with finding: Please see attached mortgage statement showing the credit limit in the amount of 143292 and a balance in the amount of $509.57 - XXX-04/26/2021	Resolved-Second lien statement provided verifying payment amount. - XXX-04/27/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$513,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494513212			D	B	D	A	B	B	C	A	Closed	finding-3635	2021-04-16 16:54	2021-04-XX	Cured	2 - Non-Material	B	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test
Cured-LOE, evidence of delivery, redisclosure and copy of refund check for $200 was delivered to the borrower on 2/12/21 for underdisclosure of title insurance. - XXX-04/27/2021

Cured-LOE, evidence of delivery, redisclosure and copy of refund check for $200 was delivered to the borrower on 2/12/21 for underdisclosure of title insurance. - XXX-04/16/2021

Open-File does not contain an acceptable change circumstance form for increase in Loan Discount Points from initial Loan Estimate to Final LE. - XXX-04/16/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,025.00) exceed the comparable charges ($900.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - System Admin-04/16/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,025.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - System Admin-04/16/2021
																								Cured-LOE, evidence of delivery, redisclosure and copy of refund check for $200 was delivered to the borrower on 2/12/21 for underdisclosure of title insurance. - XXX-04/27/2021 Cured-LOE, evidence of delivery, redisclosure and copy of refund check for $200 was delivered to the borrower on 2/12/21 for underdisclosure of title insurance. - XXX-04/16/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$513,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494513212			D	B	D	A	B	B	C	A	Closed	FCRE4104	2021-04-20 14:28	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)
Resolved-4/26 Reduced liquid reserves by large deposit amount. - XXX-04/26/2021
Ready for Review-Except as stated below, the Seller is not required to document the sources of unverified deposits for purchase or refinance transactions. However, when qualifying the Borrower, the Seller must consider any liabilities resulting from all borrowed funds.

For purchase transactions, when evaluating deposits in the Borrower's accounts, the following requirements apply:

◾The Seller must document the source of funds for any "large deposit," as described below, if the deposit is needed to qualify the Borrower for the Mortgage transaction (i.e., any funds required to be paid by the Borrower and Borrower reserves)

A "large deposit" is any single deposit exceeding 50% of the sum of:
◾The total monthly qualifying income for the Mortgage and
◾The amount derived from the asset calculation for establishing the debt payment-to-income ratio in accordance with the requirements of Section 5307.1, if applicable

◾When a single deposit consists of both verified and unverified portions, the Seller may use just the unverified amount when determining whether the deposit is a large deposit as described above
◾When a large deposit is not verified and is not needed to qualify the Borrower for the Mortgage transaction (i.e., any funds required to be paid by the Borrower and Borrower reserves), the Seller must reduce the funds used for qualification purposes by the amount of the unverified deposit. For Loan Product Advisor® Mortgages, the Seller must enter the reduced amount of the asset into Loan Product Advisor.
◾When the source of funds can be clearly identified from the deposit information on the account statement (e.g., direct payroll deposits) or other documented income or asset source in the Mortgage file (e.g., tax refund amounts appearing on the tax returns in the file), the Seller is not required to obtain additional documentation.
 - XXX-04/20/2021
Open-File does not contain acceptable explanation and documentation for $25,000 deposit into XXX account. - XXX-04/16/2021

Ready for Review-Except as stated below, the Seller is not required to document the sources of unverified deposits for purchase or refinance transactions. However, when qualifying the Borrower, the Seller must consider any liabilities resulting from all borrowed funds.

For purchase transactions, when evaluating deposits in the Borrower's accounts, the following requirements apply:

◾The Seller must document the source of funds for any "large deposit," as described below, if the deposit is needed to qualify the Borrower for the Mortgage transaction (i.e., any funds required to be paid by the Borrower and Borrower reserves)

A "large deposit" is any single deposit exceeding 50% of the sum of:
◾The total monthly qualifying income for the Mortgage and
◾The amount derived from the asset calculation for establishing the debt payment-to-income ratio in accordance with the requirements of Section 5307.1, if applicable

◾When a single deposit consists of both verified and unverified portions, the Seller may use just the unverified amount when determining whether the deposit is a large deposit as described above
◾When a large deposit is not verified and is not needed to qualify the Borrower for the Mortgage transaction (i.e., any funds required to be paid by the Borrower and Borrower reserves), the Seller must reduce the funds used for qualification purposes by the amount of the unverified deposit. For Loan Product Advisor® Mortgages, the Seller must enter the reduced amount of the asset into Loan Product Advisor.
◾When the source of funds can be clearly identified from the deposit information on the account statement (e.g., direct payroll deposits) or other documented income or asset source in the Mortgage file (e.g., tax refund amounts appearing on the tax returns in the file), the Seller is not required to obtain additional documentation.
 - XXX-04/20/2021
																								Resolved-4/26 Reduced liquid reserves by large deposit amount. - XXX-04/26/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$513,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494513212			D	B	D	A	B	B	C	A	Closed	FPRO5405	2021-04-16 17:59	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/16/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$513,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494512799			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-20 21:18	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review pending with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021		Resolved-Desk review pending with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$115,000.00	OR	Investment	Refinance	No Cash Out - Lender Initiated
494512145			A	A	A	A	A	A	A	A	Closed	FCOM7646	2021-04-13 21:26	2021-05-XX	Resolved	1 - Information	A	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that all cashout is going to borrower as cash in hand.  Letter from the borrower says that purpose of cash out is to do some home improvements.  Issue with the letter is that it doesn’t state which home.  If the improvements are not on the subject, the cash to borrower would be considered for consumer purposes.   - XXX-04/13/2021
																								Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$104,500.00	CA	Investment	Refinance	Cash Out - Other
494511626			D	A	D	A	A	A	A	A	Closed	FCRE1964	2021-04-23 17:52	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-4/26 Letter of explanation provided. - XXX-04/26/2021 Ready for Review-See attached borrower provided LOX - XXX-04/23/2021 Open-File does not contain an acceptable explanation and supporting documentation for 2019 K-1 forms for each borrower indicated as Final. If business structure was revised, additional requirements may apply. - XXX-04/20/2021	Ready for Review-See attached borrower provided LOX - XXX-04/23/2021	Resolved-4/26 Letter of explanation provided. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$215,800.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494511514			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-04-28 19:18	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $114000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $112950 - XXX-04/29/2021 Ready for Review-See attached documentation - XXX-04/28/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $112000 is less than all Subject Lien(s). - XXX-04/14/2021	Ready for Review-See attached documentation - XXX-04/28/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $114000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $112950 - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$120,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494511514			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-14 19:28	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$120,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494511221			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-04-21 21:32	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-null - XXX-04/25/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $668118 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $518640.25 - XXX-04/25/2021

Ready for Review-See attached documentation  - XXX-04/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $668118 is less than all Subject Lien(s). - XXX-04/19/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $668118 is less than all Subject Lien(s). - XXX-04/19/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $668118 is less than all Subject Lien(s). - XXX-04/19/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $668118 is less than all Subject Lien(s). - XXX-04/19/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $668118 is less than all Subject Lien(s). - XXX-04/19/2021
																							Ready for Review-See attached documentation - XXX-04/21/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$975,000.00	CA	Investment	Purchase	NA
494511221			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-17 14:08	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/19/2021 Open- - XXX-04/17/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$975,000.00	CA	Investment	Purchase	NA
494510751			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-17 23:07	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/17/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$360,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494510599			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-14 23:10	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$617,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494510277			D	A	D	A	D	A	A	A	Closed	FCOM1544	2021-04-28 18:56	2021-04-XX	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021 Ready for Review--This is an escrow state loan and the Lender does not provide CDs at Notary as the 3 Day CD is the CD which requires a signature/proof of receipt - XXX-04/28/2021 Open-TRID: Missing Final Closing Disclosure - XXX-04/15/2021	Ready for Review--This is an escrow state loan and the Lender does not provide CDs at Notary as the 3 Day CD is the CD which requires a signature/proof of receipt - XXX-04/28/2021	Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$506,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494510277			D	A	D	A	D	A	A	A	Closed	finding-651	2021-04-29 12:12	2021-04-XX	Resolved	1 - Information	A	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-PCCD provided. - XXX-04/29/2021 Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $277,569.94. The disclosed finance charge of $277,363.19 is not considered accurate because it is understated by more than $100. - System Admin-04/29/2021		Resolved-PCCD provided. - XXX-04/29/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$506,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494510277			D	A	D	A	D	A	A	A	Closed	FCRE1297	2021-04-16 20:02	2021-04-XX	Resolved	1 - Information	C	A	Credit	Income	Income 6 Months Income Verified is Missing
Resolved-Income 6 Months Income Verified is Present Or Not Applicable - XXX-04/29/2021

Resolved-Income 6 Months Income Verified is Present Or Not Applicable - XXX-04/25/2021

Ready for Review-Disagree with finding: The UW grossed up the social security income by 25% for each borrower
B1 : 2645*25% = 661
B2 : 1904*25% = 476
However, ignoring the income will keep the DTI below 50% and within product guidelines. As such documentation is not missing. - XXX-04/16/2021

Open-Income 6 Months Income Verified is Missing - XXX-04/15/2021

Open-Missing documentation of Other income of $661 for B1 and $476 for B2. AUS and final 1003 list other income with no explanation or documentation in the file. - XXX-04/15/2021
																							Ready for Review-Disagree with finding: The UW grossed up the social security income by 25% for each borrower B1 : 2645*25% = 661 B2 : 1904*25% = 476 However, ignoring the income will keep the DTI below 50% and within product guidelines. As such documentation is not missing. - XXX-04/16/2021	Resolved-Income 6 Months Income Verified is Present Or Not Applicable - XXX-04/29/2021 Resolved-Income 6 Months Income Verified is Present Or Not Applicable - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$506,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494510277			D	A	D	A	D	A	A	A	Closed	FCRE1296	2021-04-16 20:03	2021-04-XX	Resolved	1 - Information	C	A	Credit	Income	Income 5 Months Income Verified is Missing
Resolved-Income 5 Months Income Verified is Present Or Not Applicable - XXX-04/29/2021

Resolved-Income 5 Months Income Verified is Present Or Not Applicable - XXX-04/25/2021

Ready for Review-Disagree with finding: The UW grossed up the social security income by 25% for each borrower
B1 : 2645*25% = 661
B2 : 1904*25% = 476
However, ignoring the income will keep the DTI below 50% and within product guidelines. As such documentation is not missing. - XXX-04/16/2021

Open-Missing documentation of Other income of $661 for B1 and $476 for B2. AUS and final 1003 list other income with no explanation or documentation in the file. - XXX-04/15/2021
																							Ready for Review-Disagree with finding: The UW grossed up the social security income by 25% for each borrower B1 : 2645*25% = 661 B2 : 1904*25% = 476 However, ignoring the income will keep the DTI below 50% and within product guidelines. As such documentation is not missing. - XXX-04/16/2021	Resolved-Income 5 Months Income Verified is Present Or Not Applicable - XXX-04/29/2021 Resolved-Income 5 Months Income Verified is Present Or Not Applicable - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$506,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494510277			D	A	D	A	D	A	A	A	Closed	FCRE1145	2021-04-28 17:58	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing
Resolved-Title Document is fully Present - XXX-04/29/2021

Ready for Review-Title Policy has been provided. - XXX-04/28/2021

Open-4.28 Title document is still missing - XXX-04/28/2021

Ready for Review-This is an escrow state loan and the Lender does not provide CDs at Notary as the 3 Day CD is the CD which requires a signature/proof of receipt. - XXX-04/27/2021

Open-Title document is missing. - XXX-04/25/2021

Ready for Review-Disagree with finding: The UW grossed up the social security income by 25% for each borrower
B1 : 2645*25% = 661
B2 : 1904*25% = 476
However, ignoring the income will keep the DTI below 50% and within product guidelines. As such documentation is not missing. - XXX-04/16/2021

Open-Title Document is missing - XXX-04/15/2021
																							Ready for Review-Title Policy has been provided. - XXX-04/28/2021 Ready for Review-This is an escrow state loan and the Lender does not provide CDs at Notary as the 3 Day CD is the CD which requires a signature/proof of receipt. - XXX-04/27/2021 Ready for Review-Disagree with finding: The UW grossed up the social security income by 25% for each borrower B1 : 2645*25% = 661 B2 : 1904*25% = 476 However, ignoring the income will keep the DTI below 50% and within product guidelines. As such documentation is not missing. - XXX-04/16/2021	Resolved-Title Document is fully Present - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$506,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494509515			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-12 01:58	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-Third party valuation product validating origination value within 10% tolerance required. Pending desk review. - XXX-04/12/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$327,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494509431			C	A	C	A	A	A	C	A	Closed	FCRE1455	2021-04-27 18:03	2021-04-XX	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Less Than 2 Months Verified. Removed account with less than 2 months verified. - XXX-04/28/2021 Ready for Review-Disagree with finding, per AUS funds to be verified are 8,206.02. XXX accounts may be removed from asset account with no adverse affect to reserves - XXX-04/27/2021 Open-Asset 1 Less Than 2 Months Verified. XXX (-9079) dated 12/29/2020-1/29/2021 in file. - XXX-04/15/2021 Open-XXX (-9079) dated 12/29/2020-1/29/2021 in file. - XXX-04/14/2021	Ready for Review-Disagree with finding, per AUS funds to be verified are 8,206.02. XXX accounts may be removed from asset account with no adverse affect to reserves - XXX-04/27/2021	Resolved-Asset 1 Less Than 2 Months Verified. Removed account with less than 2 months verified. - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$196,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494509431			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-04-14 23:39	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$196,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494509045			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494508932			D	A	D	A	B	A	C	A	Closed	FCOM7646	2021-04-20 13:02	2021-05-XX	Resolved	1 - Information	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/20/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/20/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/20/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/20/2021
																								Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/20/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$203,000.00	RI	Investment	Refinance	Cash Out - Home Improvement/Reno
494508932			D	A	D	A	B	A	C	A	Closed	FCRE1358	2021-04-28 22:16	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 2 W2/1099 Missing
Resolved-End of year pay stub and recent pay stub provided to support income. - XXX-04/28/2021

Ready for Review-See monthly paystub for February 2021, 2020 W-2 & 2019 W-2. Documentation meets the requirements on the LPA findings for a YTD paystub documenting all YTD earnings and W-2 for the most recent calendar year. - XXX-04/28/2021

Open-LPA requires income must be supported by a YTD paystub documenting all YTD earnings and W2(s) for the most recent calendar year, Or a written VOE documenting all YTD earnings and earning for the most recent calendar year. - XXX-04/27/2021

Ready for Review-Loan was UW 01/20/19. W2 was not available, see attached year end paystub to confirm total annual income used in lieu of W2 - XXX-04/26/2021

Open-Borrower 2 W2/1099 Missing - XXX-04/20/2021

Open-Missing borrower 2 W2 for previous year. - XXX-04/18/2021

Open-Borrower 2 W2/1099 Missing - XXX-04/18/2021

Open-Borrower 2 W2/1099 Missing - XXX-04/18/2021

Open-Borrower 2 W2/1099 Missing - XXX-04/18/2021

Open-Borrower 2 W2/1099 Missing - XXX-04/18/2021

Open-Borrower 2 W2/1099 Missing - XXX-04/18/2021
																							Ready for Review-See monthly paystub for February 2021, 2020 W-2 & 2019 W-2. Documentation meets the requirements on the LPA findings for a YTD paystub documenting all YTD earnings and W-2 for the most recent calendar year. - XXX-04/28/2021 Ready for Review-Loan was UW 01/20/19. W2 was not available, see attached year end paystub to confirm total annual income used in lieu of W2 - XXX-04/26/2021	Resolved-End of year pay stub and recent pay stub provided to support income. - XXX-04/28/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$203,000.00	RI	Investment	Refinance	Cash Out - Home Improvement/Reno
494508932			D	A	D	A	B	A	C	A	Closed	FPRO5405	2021-04-18 20:37	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$203,000.00	RI	Investment	Refinance	Cash Out - Home Improvement/Reno
494508841			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-11 19:33	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1). Pending desk review. - XXX-04/14/2021		Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$277,500.00	CA	Investment	Purchase	NA
494508398			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-04-16 18:09	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - XXX-04/26/2021 Ready for Review-Fraud Guard Report has been provided. - XXX-04/16/2021 Open-Missing Third Party Fraud Report - XXX-04/15/2021	Ready for Review-Fraud Guard Report has been provided. - XXX-04/16/2021	Resolved-Third Party Fraud Report is provided - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$124,000.00	TX	Investment	Purchase	NA
494508109			D	A	D	A	A	A	C	A	Closed	FCRE1316	2021-04-29 17:33	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-04/29/2021
Ready for Review-See verbal verification of employment performed on 1/21/2021, internet searches, and public records used to verify the borrower’s self-employment (XXX). - XXX-04/29/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing.  Missing VVOE for self-employment completed within 30 days of closing.   - XXX-04/20/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing.  File missing VOE completed within 30 days of closing for borrower 1 who is self-employed.   - XXX-04/20/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing.  File missing VOE completed within 30 days of closing for borrower 1 who is self-employed.   - XXX-04/20/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/20/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/16/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/16/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - XXX-04/16/2021
																							Ready for Review-See verbal verification of employment performed on 1/21/2021, internet searches, and public records used to verify the borrower’s self-employment (XXX). - XXX-04/29/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$235,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494508109			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-04-20 03:56	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$235,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494507473			D	A	D	A	A	A	D	A	Closed	FCRE1444	2021-04-20 20:06	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit report incomplete
Resolved-4.26 Primary residence component expenses provided. - XXX-04/26/2021

Resolved-Full Credit Report is Provided - XXX-04/26/2021

Resolved-Full Credit Report is Provided - XXX-04/26/2021

Resolved-Full Credit Report is Provided - XXX-04/26/2021

Ready for Review-See attached HOI & Tax docs - XXX-04/20/2021

Open-Provide borrower's primary residence taxes to confirm total payment of $3,222 as qualified (and HOA fees if applicable). At the time of review MTG statement reflecting no escrows with P&I at $2,143.22 and insurance at $62.75 monthly for a sub. total of $2,205.97 was provided only. - XXX-04/19/2021
																							Ready for Review-See attached HOI & Tax docs - XXX-04/20/2021	Resolved-4.26 Primary residence component expenses provided. - XXX-04/26/2021 Resolved-Full Credit Report is Provided - XXX-04/26/2021 Resolved-Full Credit Report is Provided - XXX-04/26/2021 Resolved-Full Credit Report is Provided - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$297,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494507473			D	A	D	A	A	A	D	A	Closed	FCRE1145	2021-04-22 23:17	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - XXX-04/26/2021 Ready for Review-Title Documents including Final Title Policy - XXX-04/22/2021 Open-Title Document is missing - XXX-04/20/2021 Open-Title Document is missing - XXX-04/20/2021 Open-Title Document is missing - XXX-04/20/2021 Open-Title Document is missing. Provide satisfactory title showing complete chain of title and liens on properties with full disclosure of any possible issues. At the time of review only the closing protection letter was provided. - XXX-04/19/2021	Ready for Review-Title Documents including Final Title Policy - XXX-04/22/2021	Resolved-Title Document is fully Present - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$297,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494507473			D	A	D	A	A	A	D	A	Closed	FCRE1253	2021-04-20 20:00	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Property Tax Cert	Resolved-Property Tax Cert Provided - XXX-04/26/2021 Ready for Review-See attached preliminary title from original loan package that shows taxes from subject - XXX-04/20/2021 Open-Missing Property Tax Cert - XXX-04/20/2021 Open-Missing Property Tax Cert - XXX-04/20/2021 Open-Missing Property Tax Cert - XXX-04/20/2021 Open-Missing Property Tax Cert. Tax cert from the title company is not completed and no tax bill or title was provided as required. Tax estimate was pulled from the final 1003 for DTI. - XXX-04/19/2021	Ready for Review-See attached preliminary title from original loan package that shows taxes from subject - XXX-04/20/2021	Resolved-Property Tax Cert Provided - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$297,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494507473			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-04-20 13:21	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$297,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494506175			C	A	C	A	A	A	C	A	Closed	FCRE1440	2021-04-19 19:00	2021-05-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021
Resolved-Housing History Meets Guideline Requirements - XXX-04/26/2021
Ready for Review-The borrower's application shows living rent-free at XXX.  In the letter of explanation the borrower states he is living at XXX, and his daughter is the only one on the mortgage. This is supported by the attached Deed and Amortization Schedule. The underwriter qualified the borrower with the property taxes and homeowner's insurance in the total expense ratio. Both are documented with the attached Property Profile and HOI Declarations page (total $682.12/month). - XXX-04/19/2021
Open-Missing borrower's primary housing history. - XXX-04/17/2021
Open-Housing History Does Not Meet Guideline Requirements - XXX-04/17/2021
																							Ready for Review-The borrower's application shows living rent-free at XXX. In the letter of explanation the borrower states he is living at XXX, and his daughter is the only one on the mortgage. This is supported by the attached Deed and Amortization Schedule. The underwriter qualified the borrower with the property taxes and homeowner's insurance in the total expense ratio. Both are documented with the attached Property Profile and HOI Declarations page (total $682.12/month). - XXX-04/19/2021	Resolved-Housing History Meets Guideline Requirements - XXX-05/03/2021 Resolved-Housing History Meets Guideline Requirements - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$375,000.00	CA	Investment	Purchase	NA
494506175			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-17 21:27	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/26/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/18/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/26/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$375,000.00	CA	Investment	Purchase	NA
494506175			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-04-19 19:17	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 47.41% is less than or equal to AUS DTI of 48% - XXX-04/26/2021 Ready for Review-A 24-month average of the borrowers Schedule C and 1120-S income is $5749.52/month. The P&L statement showed Net Income of $67,159.24 ($5596.60). Therefore the UW used the P&L amount of $5596.58/month as it was the most conservative approach. See attached income worksheet. - XXX-04/19/2021 Open-1120s income based on 2019 calculated at $5033; lender used current P&L to calculate income of $5596.58 - XXX-04/17/2021 Open-Audited DTI of 52.71% exceeds AUS DTI of 48% - XXX-04/17/2021	Ready for Review-A 24-month average of the borrowers Schedule C and 1120-S income is $5749.52/month. The P&L statement showed Net Income of $67,159.24 ($5596.60). Therefore the UW used the P&L amount of $5596.58/month as it was the most conservative approach. See attached income worksheet. - XXX-04/19/2021	Resolved-Audited DTI of 47.41% is less than or equal to AUS DTI of 48% - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$375,000.00	CA	Investment	Purchase	NA
494506089			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-04-26 18:03	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Dwelling coverage exceeds cost to rebuild. - XXX-04/27/2021
Ready for Review-Please see XXX estimate for 179,711 and there is dwelling coverage for $180,000 - XXX-04/26/2021
Open-Inadequate Hazard insurance coverage. - XXX-04/25/2021
Ready for Review-Disagree: The IRA assets were not used for CTC or reserves. - XXX-04/15/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $180000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $179711 - XXX-04/14/2021
																							Ready for Review-Please see XXX estimate for 179,711 and there is dwelling coverage for $180,000 - XXX-04/26/2021 Ready for Review-Disagree: The IRA assets were not used for CTC or reserves. - XXX-04/15/2021	Resolved-Dwelling coverage exceeds cost to rebuild. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$326,250.00	CO	Investment	Purchase	NA
494506089			C	A	C	A	A	A	A	A	Closed	FCRE1448	2021-04-15 20:54	2021-04-XX	Resolved	1 - Information	C	A	Credit	Assets	Asset 6 Expired	Resolved-Assets not used to qualify. - XXX-04/25/2021 Ready for Review-Disagree: The IRA assets were not used for CTC or reserves. - XXX-04/15/2021 Open-XXX IRA dated 9/30/2020 is 125 days aged. - XXX-04/15/2021	Ready for Review-Disagree: The IRA assets were not used for CTC or reserves. - XXX-04/15/2021	Resolved-Assets not used to qualify. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$326,250.00	CO	Investment	Purchase	NA
494506089			C	A	C	A	A	A	A	A	Closed	FCRE1447	2021-04-15 20:55	2021-04-XX	Resolved	1 - Information	C	A	Credit	Assets	Asset 5 Expired	Resolved-Assets not used to qualify. - XXX-04/25/2021 Ready for Review-Disagree: The IRA assets were not used for CTC or reserves. - XXX-04/15/2021 Open-XXX IRA dated 9/30/2020 is 125 days aged. - XXX-04/15/2021	Ready for Review-Disagree: The IRA assets were not used for CTC or reserves. - XXX-04/15/2021	Resolved-Assets not used to qualify. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$326,250.00	CO	Investment	Purchase	NA
494505036			A	B	A	A	A	B	A	A	Closed	FCOM8844	2021-04-13 21:50	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$500,000.00	CA	Investment	Refinance	Cash Out - Home Improvement/Reno
494504822			C	B	C	B	A	A	A	A	Closed	FCRE1119	2021-04-27 13:54	2021-04-XX	Resolved	1 - Information	C	A	Credit	Closing	Borrower 2 Deed of Trust Signature does not match Note	Resolved-Evidence in loan file shows that B1 is a single man and per the application B2 is married but is a co-signer only. B2 has no rights to the property and has not executed the mortgage nor is included on the title vesting. Finding resolved. - XXX-04/27/2021 Ready for Review-See attached - XXX-04/27/2021 Open-Security Instrument was not signed by the co-borrower. - XXX-04/19/2021	Ready for Review-See attached - XXX-04/27/2021	Resolved-Evidence in loan file shows that B1 is a single man and per the application B2 is married but is a co-signer only. B2 has no rights to the property and has not executed the mortgage nor is included on the title vesting. Finding resolved. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$475,000.00	CA	Investment	Purchase	NA
494504822			C	B	C	B	A	A	A	A	Closed	FCRE1254	2021-04-27 13:55	2021-04-XX	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Evidence in loan file shows that B1 is a single man and per the application B2 is married but is a co-signer only. B2 has no rights to the property and has not executed the mortgage nor is included on the title vesting. Finding resolved. - XXX-04/27/2021 Ready for Review-See attached response from our collateral team - XXX-04/27/2021 Open-Co-borrower is not listed on the final title policy in file. - XXX-04/19/2021	Ready for Review-See attached response from our collateral team - XXX-04/27/2021	Resolved-Evidence in loan file shows that B1 is a single man and per the application B2 is married but is a co-signer only. B2 has no rights to the property and has not executed the mortgage nor is included on the title vesting. Finding resolved. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$475,000.00	CA	Investment	Purchase	NA
494504822			C	B	C	B	A	A	A	A	Closed	FCRE1186	2021-04-20 17:34	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-null - XXX-04/26/2021

Ready for Review-Agree with finding: Loan is resubmitted to AUS with negative cash flow of -586.2. DTI is 45% with the tolerance range of 3% of audited DTI. However the correct interest rate of 2.875% is showing in the new AUS which makes the monthly payment lesser. 2020 Property tax as per Zillow is less than what the borrower qualified. Please see attachment - XXX-04/20/2021

Open-Audited DTI of 47.49% exceeds AUS DTI of 43%  - XXX-04/19/2021

Open-Comparable Rent Schedule to Appraisal and Zillow Rental site estimate used to offset portion of liability.  This calculation is $3,125 from the 1007 / PITI = -$586.20.  Lender used a loss of $412 for a back-end ratio of 43% vs verified of 47%.  LP should have been re-run accordingly. - XXX-04/19/2021
																							Ready for Review-Agree with finding: Loan is resubmitted to AUS with negative cash flow of -586.2. DTI is 45% with the tolerance range of 3% of audited DTI. However the correct interest rate of 2.875% is showing in the new AUS which makes the monthly payment lesser. 2020 Property tax as per XXX is less than what the borrower qualified. Please see attachment - XXX-04/20/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$475,000.00	CA	Investment	Purchase	NA
494504372			D	B	A	A	D	B	C	A	Closed	finding-3634	2021-04-25 20:47	2021-04-XX	Cured	2 - Non-Material	A	B	Compliance	TRID	Charges That Cannot Increase Test
Cured-PCCD, copy of refund check, and proof of delivery provided for $25 tolerance cure. - XXX-04/25/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - System Admin-04/25/2021
																								Cured-PCCD, copy of refund check, and proof of delivery provided for $25 tolerance cure. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$232,500.00	TX	Investment	Refinance	Cash Out - Other
494504372			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-04-14 19:04	2021-04-XX	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Ready for Review-The loan is AUS approved. Use of funds is not required when loan is approved via automated underwriting. - XXX-04/14/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/14/2021	Ready for Review-The loan is AUS approved. Use of funds is not required when loan is approved via automated underwriting. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$232,500.00	TX	Investment	Refinance	Cash Out - Other
494504372			D	B	A	A	D	B	C	A	Closed	FPRO9939	2021-04-11 22:23	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6). Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$232,500.00	TX	Investment	Refinance	Cash Out - Other
494503680			A	B	A	A	A	B	A	A	Closed	FCOM8844	2021-04-14 19:17	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Ready for Review-4/13: The cash in hand was to be utilized as Cash-Out/Debt Consolidation as disclosed on page one of the loan application under the Purpose of Refinance section. - XXX-04/14/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021	Ready for Review-4/13: The cash in hand was to be utilized as Cash-Out/Debt Consolidation as disclosed on page one of the loan application under the Purpose of Refinance section. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,000.00	UT	Investment	Refinance	Cash Out - Other
494503606			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-14 16:22	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.9). Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$264,000.00	ID	Investment	Purchase	NA
494503176			C	A	C	A	A	A	C	A	Closed	FCRE1437	2021-04-16 00:34	2021-04-XX	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-null - XXX-04/26/2021 Ready for Review-Please see attached documentation, thank you - XXX-04/16/2021 Open-Missing documentation of insurance premium for XXX properties and taxes for Raymond property. Additional conditions may apply - XXX-04/11/2021 Open-Missing documentation of insurance premium for XXX properties and taxes for Raymond property. Additional conditions may apply - XXX-04/11/2021	Ready for Review-Please see attached documentation, thank you - XXX-04/16/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$1,236,750.00	CA	Investment	Purchase	NA
494503176			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-11 19:11	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/26/2021 Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/11/2021		Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/26/2021 Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$1,236,750.00	CA	Investment	Purchase	NA
494501982			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-14 19:33	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$131,250.00	CA	Investment	Purchase	NA
494500778			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-15 16:05	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$272,000.00	AZ	Investment	Refinance	No Cash Out - Lender Initiated
494500075			C	B	A	A	C	B	C	A	Closed	FPRO5405	2021-04-17 20:15	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Pending desk review. - XXX-04/19/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/29/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$349,800.00	OR	Investment	Refinance	Cash Out - Other
494500075			C	B	A	A	C	B	C	A	Closed	FCOM8844	2021-04-17 19:13	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/17/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$349,800.00	OR	Investment	Refinance	Cash Out - Other
494499596			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-20 20:09	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$244,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494498057			C	B	C	A	B	B	A	A	Closed	FCRE1186	2021-04-27 17:57	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 15.15% is less than or equal to AUS DTI of 16%  - XXX-04/28/2021
Resolved-Audited DTI of 15.15% is less than or equal to AUS DTI of 16% . Updated AUS provided. - XXX-04/28/2021
Open-Audited DTI of 15.15% exceeds AUS DTI of 15%  - XXX-04/28/2021
Open-Audited DTI of 15.15% exceeds AUS DTI of 15%  - XXX-04/28/2021
Ready for Review-Agree with finding: Agree with finding: Rental income is updated, AUS was resubmitted. Please see updated AUS - XXX-04/27/2021
Open-Disagree - Subject loss is $1657.09 and all other non subject REO property net income is $7489.60 based on Schedule E and lease agreements. Verified rental income matches rental worksheets and leases provided resulting in loss on subject property of $1657.09 and all other non subject REO property with a net rental income of $7489.60. Unable to back into lender calculated other income   of $15648.48 listed on final 1008. Final application reflects income of $6500 base; $1881.25 bonus; and net rental income of $2158. - XXX-04/26/2021
Ready for Review-disagree with finding: The only difference found that the vacancy factor was not calculated for property located at XXX, XXX, XXX, and XXX, however the difference is $1,998 less than the rental income calculated. DTI will not increased by more than 3% ( the acceptable threshold). Please see attachments - XXX-04/21/2021
Open-Rental income based on Schedule E and Rental agreements is $7463.6 for all Non Subject REO; lender income of $15648.48 used for DTI ratio. - XXX-04/20/2021
Open-Audited DTI of 15.15% exceeds AUS DTI of 10%  - XXX-04/20/2021
Open-Audited DTI of 15.15% exceeds AUS DTI of 10%  - XXX-04/20/2021
																							Ready for Review-Agree with finding: Agree with finding: Rental income is updated, AUS was resubmitted. Please see updated AUS - XXX-04/27/2021 Ready for Review-disagree with finding: The only difference found that the vacancy factor was not calculated for property located at XXX, however the difference is $1,998 less than the rental income calculated. DTI will not increased by more than 3% ( the acceptable threshold). Please see attachments - XXX-04/21/2021	Resolved-Audited DTI of 15.15% is less than or equal to AUS DTI of 16% - XXX-04/28/2021 Resolved-Audited DTI of 15.15% is less than or equal to AUS DTI of 16% . Updated AUS provided. - XXX-04/XX/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$301,500.00	CA	Investment	Refinance	Cash Out - Home Improvement/Reno
494498057			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-04-21 03:49	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes) - XXX-04/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$301,500.00	CA	Investment	Refinance	Cash Out - Home Improvement/Reno
494497717			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-04-16 19:52	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 43% is less than or equal to AUS DTI of 44% - XXX-04/22/2021 Ready for Review-Disagree: The mortgage on the primary residence was refinance with FSB. Please see attached closing disclosure, HOI policy, and Property Taxes to support monthly payment of 1597. - XXX-04/16/2021 Open-Audited DTI of 45.14% exceeds AUS DTI of 44% . Higher total monthly debt calculated at time of diligence specfically the primary housing PITI. - XXX-04/15/2021	Ready for Review-Disagree: The mortgage on the primary residence was refinance with FSB. Please see attached closing disclosure, HOI policy, and Property Taxes to support monthly payment of 1597. - XXX-04/16/2021	Resolved-Audited DTI of 43% is less than or equal to AUS DTI of 44% - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$256,500.00	CA	Investment	Purchase	NA
494497383			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-11 21:08	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - XXX-04/23/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - XXX-04/13/2021		Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - XXX-04/23/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$290,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494496839			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-21 00:38	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-Third party product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$274,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494496760			C	A	C	A	A	A	A	A	Closed	FCRE1455	2021-04-14 18:04	2021-04-XX	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-null - XXX-04/22/2021 Open-Asset 1 Less Than 2 Months Verified - XXX-04/22/2021 Ready for Review-Per AUS only 14,794.24 is required to be verified. XXX account may be removed from qualifying assets with no adverse effect to approval. - XXX-04/14/2021 Open-XXX Savings has only one month statement in file for November 2020 - XXX-04/13/2021 Open-Asset 1 Less Than 2 Months Verified - XXX-04/13/2021 Open-Only 1 month Bank Statement provided for XXX (-1284), Savings, dated 11/1-11/30/2020. - XXX-04/09/2021	Ready for Review-Per AUS only 14,794.24 is required to be verified. XXX account may be removed from qualifying assets with no adverse effect to approval. - XXX-04/14/2021				ATR/QM: Not Applicable	ATR/QM: Not Applicable	$270,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494496269			D	B	A	A	A	A	D	B	Closed	FPRO1244	2021-04-09 00:31	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Post close 2055 Exterior Only Appraisal provided with a value of $XX or a -7.10% variance. Finding resolved. - XXX-04/12/2021 Open-Pending 2055 to support value used for LTV. - XXX-04/09/2021		Resolved-Post close 2055 Exterior Only Appraisal provided with a value of $XX or a -7.10% variance. Finding resolved. - XXX-04/12/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$212,000.00	GA	Investment	Refinance	No Cash Out - Lender Initiated
494496269			D	B	A	A	A	A	D	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494495909			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-04-23 21:50	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-null - XXX-04/26/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $275000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $274792 - XXX-04/26/2021 Ready for Review-Replacement Cost documentation has been provided. - XXX-04/23/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $275000 is less than all Subject Lien(s). - XXX-04/14/2021	Ready for Review-Replacement Cost documentation has been provided. - XXX-04/23/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$348,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494495259			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 22:34	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$93,750.00	IL	Investment	Purchase	NA
494495176			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-18 16:39	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/18/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$285,000.00	NV	Investment	Purchase	NA
494495097			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-04-13 20:36	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 35.39% is less than or equal to AUS DTI of 37.66% - XXX-04/22/2021 Resolved-Audited DTI of 35.39% is less than or equal to AUS DTI of 37.66% - XXX-04/22/2021 Resolved-Audited DTI of 35.39% is less than or equal to AUS DTI of 37.66% - XXX-04/22/2021 Ready for Review-The XXX auto loan was omitted as the credit report indicates there are less than 10 payments left ($10,749 balance/$1358 payment). - XXX-04/13/2021 Open-Audited DTI of 60.60% exceeds AUS DTI of 37.66% . Evidence of XXX in the amount of $1358 not provided. - XXX-04/11/2021	Ready for Review-The XXX auto loan was omitted as the credit report indicates there are less than 10 payments left ($10,749 balance/$1358 payment). - XXX-04/13/2021	Resolved-Audited DTI of 35.39% is less than or equal to AUS DTI of 37.66% - XXX-04/22/2021 Resolved-Audited DTI of 35.39% is less than or equal to AUS DTI of 37.66% - XXX-04/22/2021 Resolved-Audited DTI of 35.39% is less than or equal to AUS DTI of 37.66% - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$254,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494495097			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-11 23:41	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-Third party valuation product validating 10% of origination appraised value required. Desk review pending. - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$254,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494494753			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-04-26 19:12	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Support documentation provided. - XXX-04/27/2021
Ready for Review-Please see attached documentation.  Please note that borrower does not have insurance on XXX 1097 – as they own it free and clear it is not required.  Please also note that due to low DTI and high monthly income, it would have taken a $740/mo insurance payment in order to change DTI by even 2%.   - XXX-04/26/2021
Open-Part 1 - Provide documentation to confirm the following properties are free and clear; XXX, XXX and XXX. At the time of review, free and clear documentation was only provided for XXX and XXX. Part 2 - Provide documentation to evidence insurance for XXX, XXX and XXX. Additionally, provide taxes for XXX. Monthly fees incurred by these properties cannot be determined accurate as seen on the approval without this documentation. Part 3 – Provide loan terms for DU #12 as it shows new Flagstar Bank (new purchase). - XXX-04/18/2021
																							Ready for Review-Please see attached documentation. Please note that borrower does not have insurance on XXX – as they own it free and clear it is not required. Please also note that due to low DTI and high monthly income, it would have taken a $740/mo insurance payment in order to change DTI by even 2%. - XXX-04/26/2021	Resolved-Support documentation provided. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$150,750.00	TX	Investment	Purchase	NA
494494719			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-14 16:43	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$450,000.00	FL	Investment	Purchase	NA
494493858			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-16 16:20	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-null - XXX-04/22/2021 Open-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/16/2021					ATR/QM: Not Applicable	ATR/QM: Not Applicable	$457,500.00	AZ	Investment	Purchase	NA
494493048			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-16 01:33	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-Third party valuation validation origination appraised value. Desk review pending. - XXX-04/16/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$240,000.00	KY	Investment	Purchase	NA
494491770			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-19 15:31	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/19/2021

Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
 Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
																											ATR/QM: Not Applicable	ATR/QM: Not Applicable	$333,750.00	AZ	Investment	Purchase	NA
494491770			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-04-28 19:23	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 47.46% is less than or equal to AUS DTI of 49%  - XXX-04/30/2021
Resolved-Updated findings provided with XXX property rental income. - XXX-04/29/2021
Resolved-Audited DTI of 12.86% is less than or equal to AUS DTI of 15%  - XXX-04/29/2021
Open-Updated AUS provided but income is significantly higher and expenses significantly less than original AUS. Provide documentation for increased income and decreased expenses - XXX-04/29/2021
Ready for Review-04/28 - The AUS provided 04/XX, is for the subject loan (XXX). The changes to the AUS increased the housing expense for the borrower's primary residence located at XXX. Please review for correction. - XXX-04/28/2021
Open-Updated AUS provided however it is for the XXX property, not the subject property. - XXX-04/28/2021
Ready for Review-04/27 See revised LPA findings with the PITI of $102.65 included for XXX. - XXX-04/27/2021
Open-1.44% DTI variance due to primary residence payment of $102.25 versus LP payment of $1.00 - XXX-04/26/2021
Ready for Review-Full PITI on XXX is $2340.99. Billing statement confirms escrow for taxes only. Hazard policy attached. The Underwriter had not used rental income from XXX to qualify. The 3 lease agreements and OIS are attached to support $3591 x 75% = $2693.25 - $2340.99 = $352.26/month positive rental income. This lowers the DTI below how loan was approved. - XXX-04/21/2021
Open-Audited DTI of 50.44% exceeds AUS DTI of 49%. Higher PITIA for property XXX. - XXX-04/19/2021
Open-Audited DTI of 50.44% exceeds AUS DTI of 49%. - XXX-04/19/2021

Ready for Review-04/28 - The AUS provided 04/XX, is for the subject loan (XXX). The changes to the AUS increased the housing expense for the borrower's primary residence located at XXX. Please review for correction. - XXX-04/28/2021
 Ready for Review-04/27 See revised LPA findings with the PITI of $102.65 included for XXX. - XXX-04/27/2021
 Ready for Review-Full PITI on XXX is $2340.99. Billing statement confirms escrow for taxes only. Hazard policy attached. The Underwriter had not used rental income from XXX to qualify. The 3 lease agreements and OIS are attached to support $3591 x 75% = $2693.25 - $2340.99 = $352.26/month positive rental income. This lowers the DTI below how loan was approved. - XXX-04/21/2021
																								Resolved-Audited DTI of 47.46% is less than or equal to AUS DTI of 49% - XXX-04/30/2021 Resolved-Updated findings provided with XXX property rental income. - XXX-04/29/2021 Resolved-Audited DTI of 12.86% is less than or equal to AUS DTI of 15% - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$333,750.00	AZ	Investment	Purchase	NA
494491333			C	A	A	A	B	A	C	A	Closed	FCOM7646	2021-04-21 04:52	2021-05-XX	Resolved	1 - Information	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/22/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/22/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/21/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that, after payoff of subject lien, two other payoffs go to other rental properties and one payoff goes to what the borrower states will be the primary residence.  Because one of the payoffs is going to the primary residence, loan is now for consumer purposes.   - XXX-04/21/2021
																								Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/22/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/21/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$231,000.00	CO	Investment	Refinance	Cash Out - Debt Consolidation
494491333			C	A	A	A	B	A	C	A	Closed	FPRO5405	2021-04-20 20:02	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$231,000.00	CO	Investment	Refinance	Cash Out - Debt Consolidation
494491286			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-04-12 00:41	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - XXX-04/12/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$217,000.00	NJ	Investment	Purchase	NA
494491286			D	A	D	A	A	A	C	A	Closed	FCRE1444	2021-04-14 01:07	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit report incomplete	Resolved-null - XXX-04/22/2021 Ready for Review-Please see attached documentation. Mortgage closed too recently to have a payment due yet however I have attached note along with first payment letter and first page of appraisal to verify HOA dues. Please also see updated AUS including HOA dues. - XXX-04/14/2021 Open-Credit Report is Partially Provided. Credit Report is Partially Provided. Provide documentation to support the new MTG listed with Flagstar for property located at XXX as it does not appear on the credit report. - XXX-04/08/2021	Ready for Review-Please see attached documentation. Mortgage closed too recently to have a payment due yet however I have attached note along with first payment letter and first page of appraisal to verify HOA dues. Please also see updated AUS including HOA dues. - XXX-04/14/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$217,000.00	NJ	Investment	Purchase	NA
494491129			D	B	D	A	C	B	A	A	Closed	FCRE1150	2021-04-27 20:40	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Subordination Agreement is Missing
Resolved-Subordination Agreement is Present - XXX-04/30/2021
Resolved-Lien release and corresponding copy of title provided to confirm same lien. - XXX-04/28/2021
Ready for Review-See attached printout from XXX public records showing the Release of Deed of Trust-XXXX.  Also see the attached applicable page from the preliminary title commitment showing the same reference number XXX associated with the second lien on the subject property.  The second lien was paid in full and closed. - XXX-04/27/2021
Open-Disagree - Payment statement does not reflect a $0.00 balance. Unable to verify lien paid in full. - XXX-04/26/2021
Ready for Review-Disagree: Please see attached payoff statement for the second lien. - XXX-04/22/2021
Open-Title commitment indicates a second lien against subject property which was not closed at time of settlement.  File does not contain evidence lien was subordinated or released. - XXX-04/20/2021
Open-Missing Subordination Agreement - XXX-04/20/2021
																							Ready for Review-See attached printout from XXX public records showing the Release of Deed of Trust-XXX. Also see the attached applicable page from the preliminary title commitment showing the same reference number XXX associated with the second lien on the subject property. The second lien was paid in full and closed. - XXX-04/27/2021 Ready for Review-Disagree: Please see attached payoff statement for the second lien. - XXX-04/22/2021	Resolved-Subordination Agreement is Present - XXX-04/30/2021 Resolved-Lien release and corresponding copy of title provided to confirm same lien. - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CO	Investment	Refinance	Cash Out - Other
494491129			D	B	D	A	C	B	A	A	Closed	finding-3800	2021-04-22 16:49	2021-04-XX	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test
Resolved-Discounts Bona fide. - XXX-04/26/2021

Ready for Review-Disagree - See attached Predatory Compliance Worksheet. - XXX-04/22/2021

Open-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $9,272.82, which exceeds 3 percent of the total loan amount of $278,682.30; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $9,272.82, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $9,272.82, which exceeds 5 percent of the total loan amount of $278,682.30; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $9,272.82, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $9,272.82, which exceeds 8 percent of the total loan amount of $278,682.30. - System Admin-04/21/2021
																							Ready for Review-Disagree - See attached Predatory Compliance Worksheet. - XXX-04/22/2021	Resolved-Discounts Bona fide. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CO	Investment	Refinance	Cash Out - Other
494491129			D	B	D	A	C	B	A	A	Closed	FCRE9488	2021-04-22 17:10	2021-04-XX	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-LOE provided. - XXX-04/26/2021 Ready for Review-Disagree with finding: Although the appraisal indicate that the subject property is owner occupied, the UW listed the property as investment property because The borrower and ex-spouse are divorced and they are refinancing their properties to divide them between two. However XXX will move from XXX to XXX which will be the primary residence. Please see attached letter. - XXX-04/22/2021 Open-Appraisal indicates subject as Owner-Occupied, however lease agreement was used to qualify income to offset liability for subject. - XXX-04/20/2021	Ready for Review-Disagree with finding: Although the appraisal indicate that the subject property is owner occupied, the UW listed the property as investment property because The borrower and ex-spouse are divorced and they are refinancing their properties to divide them between two. However XXX will move from XXX to XXX which will be the primary residence. Please see attached letter. - XXX-04/22/2021	Resolved-LOE provided. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CO	Investment	Refinance	Cash Out - Other
494491129			D	B	D	A	C	B	A	A	Closed	FCOM8844	2021-04-20 21:39	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note Points and fees failure finding is applicable. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - XXX-04/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note Points and fees failure finding is applicable. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CO	Investment	Refinance	Cash Out - Other
494490707			C	B	C	A	C	B	A	A	Closed	FCOM7646	2021-04-20 15:22	2021-05-XX	Resolved	1 - Information	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. However, there are new TILA violations due to a cure that was sent to the borrower with no accompanying PCCD on 03/090/2021. Need updated PCCD showing refund to the borrower and update loan calculation table. - XXX-04/22/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/22/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  However,  there are new TILA violations due to a cure that was sent to the borrower with no accompanying PCCD on 03/090/2021.  Need updated PCCD showing refund to the borrower and update loan calculation table. - XXX-04/20/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that after payment of existing lien, entirety of cash out is going directly to the borrower. Per letter in file, borrower states proceeds will be used to renovate primary residence, and therefore not qualify as business purpose. - XXX-04/20/2021

Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. However, there are new TILA violations due to a cure that was sent to the borrower with no accompanying PCCD on 03/090/2021. Need updated PCCD showing refund to the borrower and update loan calculation table. - XXX-04/22/2021

 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true.  However,  there are new TILA violations due to a cure that was sent to the borrower with no accompanying PCCD on 03/090/2021.  Need updated PCCD showing refund to the borrower and update loan calculation table. - XXX-04/20/2021
																											QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$276,000.00	CA	Investment	Refinance	Cash Out - Other
494490707			C	B	C	A	C	B	A	A	Closed	finding-3732	2021-04-21 21:03	2021-04-XX	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test
Resolved-Agree. There is no need for an additional CD to go to the borrower as the refund was made to the borrower to, ultimately, bring the existing CD on 03/04 into tolerance for APR. Check went to borrower on 03/09 along with LOE for reasoning behind the refund. - XXX-04/26/2021

Cured-Agree.  There is no need for an additional CD to go to the borrower as the refund was made to the borrower to, ultimately, bring the existing CD on 03/04 into tolerance for APR.  Check went to borrower on 03/09 along with LOE for reasoning behind the refund. - XXX-04/23/2021

Ready for Review-Disagree. - See attached predatory worksheet. - XXX-04/21/2021

Open-Need updated PCCD showing refund to the borrower and update loan calculation table. - XXX-04/20/2021

Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(d)(1) )The total of payments is $454,849.22. The disclosed total of payments of $454,634.58 is not considered accurate because it is understated by more than $100. - System Admin-04/20/2021
																							Ready for Review-Disagree. - See attached predatory worksheet. - XXX-04/21/2021	Resolved-Agree. There is no need for an additional CD to go to the borrower as the refund was made to the borrower to, ultimately, bring the existing CD on 03/04 into tolerance for APR. Check went to borrower on 03/09 along with LOE for reasoning behind the refund. - XXX-04/26/2021 Cured-Agree. There is no need for an additional CD to go to the borrower as the refund was made to the borrower to, ultimately, bring the existing CD on 03/04 into tolerance for APR. Check went to borrower on 03/09 along with LOE for reasoning behind the refund. - XXX-04/23/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$276,000.00	CA	Investment	Refinance	Cash Out - Other
494490707			C	B	C	A	C	B	A	A	Closed	finding-651	2021-04-21 16:43	2021-04-XX	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	TILA Finance Charge Test
Cured-Agree.  There is no need for an additional CD to go to the borrower as the refund was made to the borrower to, ultimately, bring the existing CD on 03/04 into tolerance for APR.  Check went to borrower on 03/09 along with LOE for reasoning behind the refund. - XXX-04/23/2021

Ready for Review-Disagree - Corrected CD's are not required for TILA violations.  Proof of copy of check, letter of explanation and tracking information is the documents needed to cure TILA violations. - XXX-04/21/2021

Open-Need updated PCCD showing refund to the borrower and update loan calculation table. - XXX-04/20/2021

Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $177,834.22. The disclosed finance charge of  $177,619.58 is not considered accurate because it is understated by more than $100. - System Admin-04/20/2021
																							Ready for Review-Disagree - Corrected CD's are not required for TILA violations. Proof of copy of check, letter of explanation and tracking information is the documents needed to cure TILA violations. - XXX-04/21/2021	Cured-Agree. There is no need for an additional CD to go to the borrower as the refund was made to the borrower to, ultimately, bring the existing CD on 03/04 into tolerance for APR. Check went to borrower on 03/09 along with LOE for reasoning behind the refund. - XXX-04/23/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$276,000.00	CA	Investment	Refinance	Cash Out - Other
494490614			D	B	D	B	A	A	C	A	Closed	FCRE1145	2021-04-28 15:51	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - XXX-04/28/2021 Ready for Review-See attached - XXX-04/28/2021 Open-Title Document is missing - XXX-04/28/2021 Ready for Review-See attached - XXX-04/28/2021 Open-Title Document is missing - XXX-04/16/2021	Ready for Review-See attached - XXX-04/28/2021 Ready for Review-See attached - XXX-04/28/2021	Resolved-Title Document is fully Present - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$264,000.00	CA	Investment	Purchase	NA
494490614			D	B	D	B	A	A	C	A	Closed	FCRE1186	2021-04-20 15:43	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-null - XXX-04/23/2021

Ready for Review-Agree with finding: Please see attached updated AUS - XXX-04/20/2021

Open-Audited DTI of 37.6% exceeds AUS DTI of 34%. - XXX-04/19/2021

Open-Audited DTI of 37.6% exceeds AUS DTI of 34%.  The DTI in LP says 34, however, the DTI on the transmittal summary says 38.855.  The details of the audit match the details of the transmittal.  The difference in data is coming from the end number of total debt which is $2600.75 in LP vs 2950.75 on the transmittal summary.  The difference of $350 can only be tied to the HOA on the primary residence, although, it appears that the primary residence in LP is counting correctly at a total PITI of $2186.75.   - XXX-04/17/2021

Open-Audited DTI of 37.6% exceeds AUS DTI of 34%  - XXX-04/17/2021

Open-Audited DTI of 37.6% exceeds AUS DTI of 34%  - XXX-04/16/2021

Open-Audited DTI of 37.6% exceeds AUS DTI of 34%  - XXX-04/16/2021

Open-Audited DTI of 37.6% exceeds AUS DTI of 34%  - XXX-04/16/2021

Open-Audited DTI of 37.6% exceeds AUS DTI of 34%  - XXX-04/16/2021
																							Ready for Review-Agree with finding: Please see attached updated AUS - XXX-04/20/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$264,000.00	CA	Investment	Purchase	NA
494490614			D	B	D	B	A	A	C	A	Closed	FPRO5405	2021-04-17 04:52	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Pending desk review. - XXX-04/19/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/17/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/17/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$264,000.00	CA	Investment	Purchase	NA
494490613			D	B	D	A	B	B	A	A	Closed	FCRE1145	2021-04-27 21:30	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - XXX-04/28/2021 Ready for Review-Final Title Policy has been received and provided. - XXX-04/27/2021 Open-Title Document is missing - XXX-04/18/2021	Ready for Review-Final Title Policy has been received and provided. - XXX-04/27/2021	Resolved-Title Document is fully Present - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$365,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494490613			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-04-18 21:57	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/18/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$365,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494490495			D	A	D	A	A	A	A	A	Closed	FCRE1174	2021-04-28 17:35	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Partial	Resolved-HO-6 Master Insurance Policy is fully present - XXX-04/29/2021 Ready for Review-See attached - XXX-04/28/2021 Open-Missing Master Condo policy for the subject property as required. - XXX-04/18/2021	Ready for Review-See attached - XXX-04/28/2021	Resolved-HO-6 Master Insurance Policy is fully present - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$229,100.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494490495			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-04-26 15:10	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-CD with lower PITI provided, DTI 44.93% is within tolerance. - XXX-04/27/2021
Open-Audited DTI of 44.93% exceeds AUS DTI of 44%  - XXX-04/27/2021
Ready for Review-See attached Final CD for REO located at XXX. Payoff of XXX bank provides a lower PITI along with a net negative rental of -495.68 rather than -570.50. This difference should net the DTI of 44% - XXX-04/26/2021
Open-Servicing guides section 5101.7.  (b) Resubmission not required (i) The income for any borrower decreases and/or the monthly debt payment (including monthly housing expense) increases, and the total new debt payment-to-income ratio does not exceed 45%, and the total difference does not change the total debt payment-to-income ratio by more than three percentage points. - XXX-04/23/2021
Ready for Review-Disagree with finding, TPR calculated DTI of 46.54 is within 3% tolerance of AUS DTI. - XXX-04/19/2021
Open-Audited DTI of 46.54% exceeds AUS DTI of 44%. DTI difference due to higher negative rental income. - XXX-04/19/2021
																							Ready for Review-See attached Final CD for REO located at XXX. Payoff of XXX bank provides a lower PITI along with a net negative rental of -495.68 rather than -570.50. This difference should net the DTI of 44% - XXX-04/26/2021 Ready for Review-Disagree with finding, TPR calculated DTI of 46.54 is within 3% tolerance of AUS DTI. - XXX-04/19/2021	Resolved-CD with lower PITI provided, DTI 44.93% is within tolerance. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$229,100.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494490422			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-20 05:36	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/29/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/29/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$467,500.00	CO	Investment	Purchase	NA
494490241			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 16:27	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$262,425.00	VA	Investment	Purchase	NA
494490233			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-16 00:51	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/16/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$243,750.00	TX	Investment	Purchase	NA
494489403			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-19 13:44	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/19/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$300,000.00	NV	Investment	Purchase	NA
494489338			D	A	D	A	A	A	A	A	Closed	FCRE1444	2021-04-28 21:18	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit report incomplete
Resolved-Full Credit Report is Provided - XXX-04/28/2021
Ready for Review-Taxes and association documentation provided with $974.53 monthly expenses. - XXX-04/28/2021
Ready for Review-See attached printout from XXX County public records to document annual taxes in the amount of $3,579 per year ($299 monthly) for the primary residence located at XXX. See attached internet search (XXX, page XX of XX) showing that the HOA for the primary residence is XXX. See attached printout showing that the monthly HOA fee for the XXX HOA is $330. The borrower was qualified using a primary residence housing payment in the amount of $3,017 per month consisting of $1,867 (principal and interest, already documented in file) plus $1,150 combined for taxes, insurance, and HOA fees. Although the insurance for the primary residence was not in the file, the monthly amount could be up to $521 using the qualifying primary residence housing payment of $3,017 ($1,867 P&I + $299 taxes + up to $521 insurance + $330 HOA). DTI ratio is only 37.43% when using the present/principal housing payment of $3,017. - XXX-04/28/2021
Open-Credit Report is Partially Provided. Provide documentation to evidence the borrower’s primary housing (located at XXX), taxes, insurance and HOA fees as it appears on the final 1003. MTG statement provided reflects property is not escrowed. - XXX-04/09/2021

Ready for Review-Taxes and association documentation provided with $974.53 monthly expenses. - XXX-04/28/2021
 Ready for Review-See attached printout from XXX County public records to document annual taxes in the amount of $3,579 per year ($299 monthly) for the primary residence located at XXX. See attached internet search (XXX, page XX of XX) showing that the HOA for the primary residence is XXX. See attached printout showing that the monthly HOA fee for the XXX HOA is $330. The borrower was qualified using a primary residence housing payment in the amount of $3,017 per month consisting of $1,867 (principal and interest, already documented in file) plus $1,150 combined for taxes, insurance, and HOA fees. Although the insurance for the primary residence was not in the file, the monthly amount could be up to $521 using the qualifying primary residence housing payment of $3,017 ($1,867 P&I + $299 taxes + up to $521 insurance + $330 HOA). DTI ratio is only 37.43% when using the present/principal housing payment of $3,017. - XXX-04/28/2021
																								Resolved-Full Credit Report is Provided - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$241,500.00	CA	Investment	Purchase	NA
494489190			C	B	C	B	A	A	C	A	Closed	FCRE1186	2021-04-26 20:09	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-Lease agreement provided verifying net negative rent of $63.62. No change in DTI of 48.10% - XXX-04/27/2021
Ready for Review-Agree with finding: Please see attached lease agreement - XXX-04/26/2021
Open-Audited DTI of 48.10% exceeds AUS DTI of 40%  - XXX-04/22/2021
Ready for Review-Agree with finding: The documentation for rental income was missing from the file. The property located at XXX is another Flagstar loan that is closing simultaneously with this loan. UW used the rental income reported on the 1007 and applied the vacancy factor. Please see attachment. - XXX-04/20/2021
Open-Audited DTI of 48.10% exceeds AUS DTI of 40%. Cause for difference is approval and final 1003 reflect rental income utilized however no evidence of rents received was provided and therefore not utilized. - XXX-04/19/2021
																							Ready for Review-Agree with finding: Please see attached lease agreement - XXX-04/26/2021 Ready for Review-Agree with finding: The documentation for rental income was missing from the file. The property located at XXX is another Flagstar loan that is closing simultaneously with this loan. UW used the rental income reported on the 1007 and applied the vacancy factor. Please see attachment. - XXX-04/20/2021	Acknowledged-Lease agreement provided verifying net negative rent of $63.62. No change in DTI of 48.10% - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$155,625.00	VA	Investment	Purchase	NA
494489190			C	B	C	B	A	A	C	A	Closed	FPRO5405	2021-04-17 14:55	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/17/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$155,625.00	VA	Investment	Purchase	NA
494488681			D	A	D	A	A	A	A	A	Closed	FCRE1191	2021-04-12 18:09	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 86012.77 are greater than or equal to AUS Required Reserves of 29962.74 - XXX-04/22/2021
Ready for Review-4/12: AUS required reserves of only $29,962.74 per the attached LPA findings from the file. The amount reflected in the Loan Information section on page one of the attached LPA findings is NOT the amount of reserves required to be verified by AUS. The amount required for reserves is listed on page four of the findings. Underwriter did not use the XXX business account. Assets verified for the transaction were from XXX accounts ending in #XXX and #XXX. - XXX-04/12/2021
Open-Audited Reserves of 86012.77 are less than AUS Required Reserves of 111242.88. XXX business account not used to qualify. - XXX-04/12/2021
																							Ready for Review-4/12: AUS required reserves of only $29,962.74 per the attached LPA findings from the file. The amount reflected in the Loan Information section on page one of the attached LPA findings is NOT the amount of reserves required to be verified by AUS. The amount required for reserves is listed on page four of the findings. Underwriter did not use the XXX business account. Assets verified for the transaction were from XXX accounts ending in #XXX and #XXX. - XXX-04/12/2021	Resolved-Audited Reserves of 86012.77 are greater than or equal to AUS Required Reserves of 29962.74 - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$236,250.00	NV	Investment	Purchase	NA
494488681			D	A	D	A	A	A	A	A	Closed	FCRE1158	2021-04-12 20:10	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - XXX-04/22/2021 Ready for Review-Insurance Policy has been received and uploaded. - XXX-04/12/2021 Open-Missing Page 1 of Hazard Dec Page. - XXX-04/09/2021 Open-Hazard Insurance Policy Partially Provided - XXX-04/08/2021	Ready for Review-Insurance Policy has been received and uploaded. - XXX-04/12/2021	Resolved-Hazard Insurance Policy is fully present - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$236,250.00	NV	Investment	Purchase	NA
494488429			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-18 23:17	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/19/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/18/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$213,750.00	TX	Investment	Purchase	NA
494488243			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-04-18 04:30	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-null - XXX-04/23/2021 Ready for Review-Please see attached documentation, thank you - XXX-04/18/2021 Open-Housing History Does Not Meet Guideline Requirements. Missing documentation of PI for XXX, Taxes and insurance for XXX, principal and ins and taxes for XXX properties. - XXX-04/16/2021	Ready for Review-Please see attached documentation, thank you - XXX-04/18/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$429,000.00	CA	Investment	Purchase	NA
494488196			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-18 20:07	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.5) - XXX-04/29/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.5). Desk review pending. - XXX-04/19/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.5) - XXX-04/19/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.5) - XXX-04/18/2021
																								Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.5) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$738,800.00	CA	Investment	Purchase	NA
494487966			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-20 03:22	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6). Desk review pending. - XXX-04/20/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$56,250.00	MO	Investment	Purchase	NA
494487815			D	B	D	B	A	A	C	A	Closed	FCRE1133	2021-04-26 21:38	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date
Acknowledged-Rebuttal states parties would have agreed to extension, however no documentation of an extension was provided. Exception remains. The parties to the transaction would have agreed to extend the closing date of the sale until at least 02/21/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. Please see attachment - XXX-04/28/2021
Open-Rebuttal states parties would have agreed to extension, however no documentation of an extension was provided. Exception remains. - XXX-04/27/2021
Ready for Review-The parties to the transaction would have agreed to extend the closing date of the sale until at least 02/21/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. Please see attachment - XXX-04/26/2021
Open-Purchase Contract Expiration Date of 02-10-2021 is prior to Note Date of 02-XX-2021 - XXX-04/22/2021
																							Ready for Review-The parties to the transaction would have agreed to extend the closing date of the sale until at least 02/21/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. Please see attachment - XXX-04/26/2021	Acknowledged-Rebuttal states parties would have agreed to extension, however no documentation of an extension was provided. Exception remains. The parties to the transaction would have agreed to extend the closing date of the sale until at least 02/21/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. Please see attachment - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$515,000.00	CA	Investment	Purchase	NA
494487815			D	B	D	B	A	A	C	A	Closed	FCRE7497	2021-04-21 17:52	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation provided. - XXX-04/23/2021 Ready for Review-Disagree: All Properties documentation are located in the file. Please see attachments. - XXX-04/21/2021 Open-File does not contain verification mortgages on additional real estate owned are escrowed, and proof of tax and insurance payments for properties held free and clear. The only statement provided in file is for property sold through 1031 exchange. - XXX-04/19/2021	Ready for Review-Disagree: All Properties documentation are located in the file. Please see attachments. - XXX-04/21/2021	Resolved-Documentation provided. - XXX-04/23/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$515,000.00	CA	Investment	Purchase	NA
494487815			D	B	D	B	A	A	C	A	Closed	FPRO5405	2021-04-20 12:13	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open- - XXX-04/20/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$515,000.00	CA	Investment	Purchase	NA
494487126			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-17 21:33	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/17/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$422,625.00	NY	Investment	Purchase	NA
494487048			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-04-13 14:34	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Required coverage is $218814. - XXX-04/22/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $264258 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $218814 - XXX-04/22/2021 Ready for Review-4/13/2021 Disagree The RCE it's been provided for review . - XXX-04/13/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $264258 is less than all Subject Lien(s). - XXX-04/10/2021	Ready for Review-4/13/2021 Disagree The RCE it's been provided for review . - XXX-04/13/2021	Resolved-Required coverage is $218814. - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$506,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494487048			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-10 21:32	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-Third party valuation product validating origination value within a 10% variance required. Desk review pending. - XXX-04/10/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$506,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494486716			D	A	D	A	A	A	A	A	Closed	FCRE1145	2021-04-22 23:58	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - XXX-04/26/2021 Ready for Review-Final Title Policy Attached - XXX-04/22/2021 Open-Title Document is missing - XXX-04/19/2021	Ready for Review-Final Title Policy Attached - XXX-04/22/2021	Resolved-Title Document is fully Present - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$364,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494486671			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494486556			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-04-28 21:42	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $ is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - XXX-04/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $50000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - XXX-04/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $50000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - XXX-04/28/2021

Ready for Review-See attached assoc coverage  - XXX-04/28/2021

Open-Property reflected as a PUD both on Appraisal and Mortgage. No evidence of Master policy provided for sufficient dwelling coverage. Policy provided is that of a landlord policy. - XXX-04/28/2021

Ready for Review-see attached policy this is walls in as this is a Condo  - XXX-04/26/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $50000 is less than all Subject Lien(s). - XXX-04/19/2021
																							Ready for Review-See attached assoc coverage - XXX-04/28/2021 Ready for Review-see attached policy this is walls in as this is a Condo - XXX-04/26/2021	Resolved-Hazard Insurance Coverage Amount of $ is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$191,250.00	TX	Investment	Purchase	NA
494486515			B	A	A	A	B	A	A	A	Closed	FCOM7646	2021-04-19 15:17	2021-05-XX	Resolved	1 - Information	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/20/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/20/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/20/2021

Open-Final CD reflects consumer debt paid off at closing and total cash in hand to be used to pay off debt per LOE in file from Borrower.  No evidence in file for Business Purpose of Cash Out proceeds. - XXX-04/19/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - XXX-04/19/2021
																								Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/20/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/20/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$92,250.00	GA	Investment	Refinance	Cash Out - Debt Consolidation
494486086			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-04-16 19:26	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-null - XXX-04/22/2021 Ready for Review-Disagree with finding, see attached mortgage statement to show REO located at XXX was previously owned - XXX-04/16/2021 Open-File does not contain verification of terms for simultaneous closing for property located on XXX. - XXX-04/16/2021	Ready for Review-Disagree with finding, see attached mortgage statement to show REO located at Ave Venusto was previously owned - XXX-04/16/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$230,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494486086			D	A	D	A	A	A	A	A	Closed	FCRE9488	2021-04-16 19:32	2021-04-XX	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-null - XXX-04/22/2021 Ready for Review-Disagree with finding, see attached lease agreement for subject property. Additionally all income docs as well as 1003 shows borrower primary address as different than subject address. - XXX-04/16/2021 Open-Transaction was submitted as an Investment Property, however appraisal indicates subject as Owner-Occupied. - XXX-04/15/2021	Ready for Review-Disagree with finding, see attached lease agreement for subject property. Additionally all income docs as well as 1003 shows borrower primary address as different than subject address. - XXX-04/16/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$230,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494485858			D	B	D	A	A	B	C	B	Closed	FCRE6914	2021-04-13 20:48	2021-05-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is Present) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-04/29/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-04/22/2021
Ready for Review-Disagree. Both the initial and final loan applications indicate both borrowers are U.S. citizens. - XXX-04/13/2021
Open-Borrower 2 Citizenship Documentation Is Missing (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is Missing) - XXX-04/09/2021
																							Ready for Review-Disagree. Both the initial and final loan applications indicate both borrowers are U.S. citizens. - XXX-04/13/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is Present) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/03/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-04/29/2021

 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-04/22/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$442,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494485858			D	B	D	A	A	B	C	B	Closed	FCRE6019	2021-04-13 20:46	2021-05-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided
Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/29/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/22/2021

Ready for Review-Disagree. Both the initial and final loan applications indicate both borrowers are U.S. citizens. - XXX-04/13/2021

Open-Borrowers to provide copies of the original Permanent Resident Alien card (green card) - XXX-04/09/2021

Open-Borrower 1 Citizenship Documentation Is Missing - XXX-04/09/2021
																							Ready for Review-Disagree. Both the initial and final loan applications indicate both borrowers are U.S. citizens. - XXX-04/13/2021
Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/03/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/29/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/22/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$442,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494485858			D	B	D	A	A	B	C	B	Closed	FCOM8844	2021-04-14 16:53	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds
Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021

Ready for Review-Both the initial and final loan applications indicate on page 1 that the purpose of the refinance is cash out debt consolidation. Agency guidelines do not require the borrower to state whether the cash in hand will be utilized for consumer or business purposes. - XXX-04/14/2021

Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021
																							Ready for Review-Both the initial and final loan applications indicate on page 1 that the purpose of the refinance is cash out debt consolidation. Agency guidelines do not require the borrower to state whether the cash in hand will be utilized for consumer or business purposes. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$442,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494485858			D	B	D	A	A	B	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494485835			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-04-15 18:38	2021-04-XX	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that after payment of existing lien, entirety of cash out is going directly to the borrower. Per letter in file, borrower states proceeds will be used to renovate primary residence, and therefore not qualify as business purpose. - XXX-04/16/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$270,000.00	CA	Investment	Refinance	Cash Out - Other
494485561			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-16 22:55	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Pending desk review. - XXX-04/18/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/16/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/16/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$374,625.00	AZ	Investment	Purchase	NA
494485561			C	A	C	A	A	A	C	A	Closed	FCRE1191	2021-04-19 18:39	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 582627.57 are greater than or equal to AUS Required Reserves of 25725.14 - XXX-04/22/2021
Resolved-Audited Reserves of 582627.57 are greater than or equal to AUS Required Reserves of 25725.14 - XXX-04/22/2021
Ready for Review-AUS required reserves are $25,725.14. This amount INCLUDES 6 months PITI on the subject and 2 months PITI on other financed investment properties. The borrowers have a total of $709,462.70 verified in XXX, XXX and XXX accounts. The $10,000 EMD is verified as having cleared prior to closing. The final CD shows the borrowers needing $127,527.46 for closing on the subject. Therefore the borrowers have $581,935.24 in reserves. This amount far exceeds the required $25,725.14. - XXX-04/19/2021
Open-Audited Reserves of 582627.57 are less than AUS Required Reserves of 583477.62 - XXX-04/18/2021
Open-Audited Reserves of 582627.57 are less than AUS Required Reserves of 583477.62 - XXX-04/16/2021
Open-Audited Reserves of 572040.06 are less than AUS Required Reserves of 583477.62 - XXX-04/16/2021
																							Ready for Review-AUS required reserves are $25,725.14. This amount INCLUDES 6 months PITI on the subject and 2 months PITI on other financed investment properties. The borrowers have a total of $709,462.70 verified in XXX, XXX and XXX accounts. The $10,000 EMD is verified as having cleared prior to closing. The final CD shows the borrowers needing $127,527.46 for closing on the subject. Therefore the borrowers have $581,935.24 in reserves. This amount far exceeds the required $25,725.14. - XXX-04/19/2021	Resolved-Audited Reserves of 582627.57 are greater than or equal to AUS Required Reserves of 25725.14 - XXX-04/22/2021 Resolved-Audited Reserves of 582627.57 are greater than or equal to AUS Required Reserves of 25725.14 - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$374,625.00	AZ	Investment	Purchase	NA
494484344			D	A	D	A	A	A	A	A	Closed	FCRE1296	2021-04-20 19:29	2021-04-XX	Resolved	1 - Information	C	A	Credit	Income	Income 5 Months Income Verified is Missing	Resolved-Income 5 Months Income Verified is Present Or Not Applicable - XXX-04/22/2021 Ready for Review-See attached REO docs - XXX-04/20/2021 Open-Income 5 Months Income Verified is Missing - XXX-04/20/2021 Open-Provide taxes, insurance, HOA (if applicable) of $494, evidence of rental income of $1950 as seen on the final 1003 and documentation evidencing property is free and clear, for property located at XXX. Final 1003 reflects rental income of $969 however no documentation to evidence this was provided during review. - XXX-04/19/2021	Ready for Review-See attached REO docs - XXX-04/20/2021	Resolved-Income 5 Months Income Verified is Present Or Not Applicable - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$249,750.00	TX	Investment	Purchase	NA
494484344			D	A	D	A	A	A	A	A	Closed	FCRE1444	2021-04-20 19:54	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit report incomplete	Resolved-Full Credit Report is Provided - XXX-04/22/2021 Resolved-null - XXX-04/22/2021 Ready for Review-See attached REO Docs - XXX-04/20/2021 Open-Provide evidence that both owner occupied properties are escrowed or provide taxes, insurance and HOA fees associated to both properties as they were not provided at the time of review as required. - XXX-04/19/2021	Ready for Review-See attached REO Docs - XXX-04/20/2021	Resolved-Full Credit Report is Provided - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$249,750.00	TX	Investment	Purchase	NA
494484257			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-04-19 21:13	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-null - XXX-04/22/2021 Ready for Review-Please see attached title search showing no lien and HOI showing no mortgagee. Please also see attached tax & ins information. Thank you - XXX-04/19/2021 Open-Provide documentation to confirm XXX is free and clear. Additionally, provide said property’s insurance and taxes to confirm monthly expense of $336.70 as seen on the final 1003. - XXX-04/18/2021	Ready for Review-Please see attached title search showing no lien and HOI showing no mortgagee. Please also see attached tax & ins information. Thank you - XXX-04/19/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$284,000.00	FL	Investment	Purchase	NA
494483966			D	A	D	A	A	A	A	A	Closed	FCRE1964	2021-04-22 15:43	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Documents provided. - XXX-04/26/2021 Ready for Review-Disagree with finding: Documents are located in file. except for XXX, and XXX. Please see attachments all properties are full PITI - XXX-04/22/2021 Open-File does not contain full verification of PITIA for properties at XXX and XXX. - XXX-04/21/2021	Ready for Review-Disagree with finding: Documents are located in file. except for XXX, and XXX. Please see attachments all properties are full PITI - XXX-04/22/2021	Resolved-Documents provided. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$219,000.00	NV	Investment	Purchase	NA
494483871			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-21 03:29	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021 Open-Third party valuation production required confirming value within 10% variance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$236,000.00	OR	Investment	Refinance	Cash Out - Other
494483870			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-14 12:42	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved- - XXX-04/22/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required validating origination appraised value within 10% variance. Desk review pending. - XXX-04/14/2021		Resolved- - XXX-04/22/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$92,000.00	FL	Investment	Purchase	NA
494483870			D	A	C	A	A	A	D	A	Closed	FCRE1102	2021-04-15 13:29	2021-04-XX	Resolved	1 - Information	C	A	Credit	Closing	Note Date is greater than notary acknowledgment date	Resolved-Note Date of 01-XX-2021 is prior or equal to Notary Acknowledgment Date of 01-XX-2021 - XXX-04/22/2021 Ready for Review-Attached is the Scrivener's Error Affidavit received from title company. - XXX-04/15/2021 Open-Note Date of 01-XX-2021 is greater than Notary Acknowledgment Date on the Deed of Trust of 01-XX-2021 - XXX-04/12/2021	Ready for Review-Attached is the Scrivener's Error Affidavit received from title company. - XXX-04/15/2021	Resolved-Note Date of 01-XX-2021 is prior or equal to Notary Acknowledgment Date of 01-29-2021 - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$92,000.00	FL	Investment	Purchase	NA
494483314			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 18:08	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$288,800.00	TX	Investment	Purchase	NA
494482990			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-04-20 21:32	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 999). Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$88,000.00	IN	Investment	Purchase	NA
494482990			D	A	D	A	A	A	C	A	Closed	FCRE6019	2021-04-22 12:20	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/22/2021 Ready for Review-See attached I797-A. - XXX-04/22/2021 Open-Borrower 1 Citizenship Documentation Is Missing - XXX-04/21/2021 Open-Borrower application indicates borrower is not a US Citizen nor a Permanent Resident Alien. Unable to document Non Permanent Residence status. Missing DACA/Visa status. - XXX-04/20/2021 Open-Borrower 1 Citizenship Documentation Is Missing - XXX-04/20/2021	Ready for Review-See attached I797-A. - XXX-04/22/2021	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$88,000.00	IN	Investment	Purchase	NA
494482838			D	B	C	B	D	A	A	A	Closed	FCOM1544	2021-04-23 13:37	2021-05-XX	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

Resolved-TRID: Final Closing Disclosure Provided - XXX-04/26/2021

Ready for Review-Final Settlement Statement and Closing Disclosure attached - XXX-04/23/2021

Open-TRID: Missing Final Closing Disclosure, FINAL CD MISSING - POST CLOSING CD ISSUES DATE 03/19/21 AND LOAN CLOSED ON 03/12/2021 - XXX-04/20/2021
																							Ready for Review-Final Settlement Statement and Closing Disclosure attached - XXX-04/23/2021
Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-05/01/2021

 Resolved-TRID: Final Closing Disclosure Provided - XXX-04/26/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$507,500.00	CA	Investment	Purchase	NA
494482838			D	B	C	B	D	A	A	A	Closed	FCRE1186	2021-04-27 18:04	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-Audited DTI of 48.70% exceeds AUS DTI of 48%. AUS provided with evidence XXX is an open monthly account and excluded from liabilities. DTI within tolerance. - XXX-04/29/2021
Open-Audited DTI of 48.70% exceeds AUS DTI of 48%  - XXX-04/29/2021
Open-AUS updated with the same total expenses as previous LP excluding the XXX account. Exception remains. - XXX-04/28/2021
Ready for Review-04/27 See attached revised LPA findings with XXX included, along with billing statement to support monthly payment of $1457.74. Please note that the XXX account was omitted due to being an Open 30-Day account. The borrower has ample assets documented to cover the full balance.

*The account is not included in the borrower’s monthly debt obligations when sufficient assets to cover the account balance, in addition to any funds required for closing and reserves based on the transaction type. - XXX-04/27/2021
Open-No evidence why XXX was omitted from LP. Credit report has a balance of $12013 and XXX statement provided in file with payment of $1457.74 and balance of $15378.87. - XXX-04/26/2021
Ready for Review-Disagree. See attached LP findings of record. The only liability that was omitted was XXX (condition NA). - XXX-04/22/2021
Open-Audited DTI of 50.39% exceeds AUS DTI of 44. This variance requires resubmission with approved eligible findings. Lender excluded XXX expense with no documentation to support in file. - XXX-04/21/2021
Open-Audited DTI of 50.39% exceeds AUS DTI of 49..07. This variance requires resubmission with approved eligible findings. Lender excluded XXX expense with no documentation to support in file. - XXX-04/21/2021

Ready for Review-04/27 See attached revised LPA findings with XXX included, along with billing statement to support monthly payment of $1457.74. Please note that the XXX account was omitted due to being an Open 30-Day account. The borrower has ample assets documented to cover the full balance.

*The account is not included in the borrower’s monthly debt obligations when sufficient assets to cover the account balance, in addition to any funds required for closing and reserves based on the transaction type. - XXX-04/27/2021

 Ready for Review-Disagree. See attached LP findings of record. The only liability that was omitted was XXX (condition NA). - XXX-04/22/2021
																								Acknowledged-Audited DTI of 48.70% exceeds AUS DTI of 48%. AUS provided with evidence XXX is an open monthly account and excluded from liabilities. DTI within tolerance. - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$507,500.00	CA	Investment	Purchase	NA
494482235			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-04-15 12:51	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation provided. - XXX-04/22/2021 Ready for Review-The file includes the attached UWM mortgage statement showing the P&I payment along with HOA, HOI and tax documentation. - XXX-04/15/2021 Open-Provide the borrowers primary housing payment showing escrows included or taxes and insurance as it was not provided at the time of review - XXX-04/14/2021	Ready for Review-The file includes the attached UWM mortgage statement showing the P&I payment along with HOA, HOI and tax documentation. - XXX-04/15/2021	Resolved-Documentation provided. - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$492,750.00	CA	Investment	Purchase	NA
494482235			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-04-15 14:03	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 49.90% is less than or equal to AUS DTI of 49.9% - XXX-04/22/2021 Ready for Review-Updated AUS findings reflecting approval of the 49.90% debt ratio have been uploaded. - XXX-04/15/2021 Open-Audited DTI of 49.90% exceeds AUS DTI of 46.51% Subject rent loss is $3863.14 while DU reflects $3295.20 with no documentation provided of how rent loss was determined - XXX-04/14/2021	Ready for Review-Updated AUS findings reflecting approval of the 49.90% debt ratio have been uploaded. - XXX-04/15/2021	Resolved-Audited DTI of 49.90% is less than or equal to AUS DTI of 49.9% - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$492,750.00	CA	Investment	Purchase	NA
494482062			C	B	A	A	C	B	A	A	Closed	FCOM7646	2021-04-21 23:05	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  Final CD shows that all cash out is going directly to borrower. LOE from Borrower (P. 489) reflects that Borrower intends to use proceeds for "personal reasons" thus making the loan for consumer purpose.   - XXX-04/21/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/23/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$206,250.00	FL	Investment	Refinance	Cash Out - Other
494481710			C	A	A	A	C	A	C	A	Closed	FCOM7646	2021-04-14 03:38	2021-05-XX	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that all cashout is going to borrower as cash in hand.  Letter from the borrower says that purpose of cash out is to free up funds for investing and make improvements to the primary residence.  Issue with the letter is that investing would be considered business purpose but making improvements to the primary residence would be considered consumer purpose.  If the funds were not used for investing, the cash to borrower would be considered for consumer purposes.  - XXX-04/14/2021
																								Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - XXX-05/03/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$120,000.00	MI	Investment	Refinance	Cash Out - Other
494481710			C	A	A	A	C	A	C	A	Closed	FPRO9939	2021-04-11 20:43	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3). Desk review pending. - XXX-04/14/2021 Open-CU Score of 3 - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$120,000.00	MI	Investment	Refinance	Cash Out - Other
494481513			D	B	D	A	A	A	C	B	Closed	FCRE1964	2021-04-12 18:05	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Borrower qualified with full loss of rental property. - XXX-04/22/2021 Ready for Review-Disagree with finding: The rental income for property located at XXX was not used. The borrower was qualified with full PITI payment without using any rental income - XXX-04/12/2021 Open-Missing Rental income documentation for property located at XXX - XXX-04/05/2021	Ready for Review-Disagree with finding: The rental income for property located at XXX was not used. The borrower was qualified with full PITI payment without using any rental income - XXX-04/12/2021	Resolved-Borrower qualified with full loss of rental property. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$499,201.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494481513			D	B	D	A	A	A	C	B	Closed	FCRE1176	2021-04-09 18:28	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Received confirmation from Flagstar that no claims were reported during the hazard insurance gap period 2/25 to 2/28. - XXX-04/12/2021 Ready for Review-Flagstar has a Vendor XXXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 2/25 to 2/28. - XXX-04/09/2021 Open-HO-6 Insurance Policy Effective Date of 02-28-2021 is after the Note Date of 02-XX-2021. Additionally, disbursement date is 02-XX-2021. - XXX-04/07/2021	Ready for Review-Flagstar has a Vendor XXXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 2/25 to 2/28. - XXX-04/09/2021	Resolved-Received confirmation from Flagstar that no claims were reported during the hazard insurance gap period 2/25 to 2/28. - XXX-04/12/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$499,201.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494481513			D	B	D	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494481436			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 19:02	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$108,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494480949			D	B	D	B	A	A	D	A	Closed	FCRE1133	2021-04-14 16:52	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date
Acknowledged-The parties to the transaction would have agreed to extend the closing date of the sale until at least 1/XX/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. - XXX-04/23/2021
Acknowledged-Agree - The parties to the transaction would have agreed to extend the closing date of the sale until at least 1/XX/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties - XXX-04/23/2021
Open-Purchase Contract Expiration Date of 01-11-2021 is prior to Note Date of 01-XX-2021 - XXX-04/22/2021
Ready for Review-The parties to the transaction would have agreed to extend the closing date of the sale until at least 1/XX/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. - XXX-04/14/2021
Open-Purchase Contract Expiration Date of 01-11-2021 is prior to Note Date of 01-XX-2021 - XXX-04/12/2021
																							Ready for Review-The parties to the transaction would have agreed to extend the closing date of the sale until at least 1/XX/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. - XXX-04/14/2021
Acknowledged-The parties to the transaction would have agreed to extend the closing date of the sale until at least 1/21/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties had not agreed to extend the closing date of the contact. - XXX-04/23/2021

 Acknowledged-Agree - The parties to the transaction would have agreed to extend the closing date of the sale until at least 1/21/2021 as the Closing Disclosure was signed by the borrowers and the seller. The transaction would not have closed if any of the parties - XXX-04/23/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,675.00	NY	Investment	Purchase	NA
494480949			D	B	D	B	A	A	D	A	Closed	FPRO1244	2021-04-13 02:36	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required validating original appraised value within 10% variance. Desk review pending. - XXX-04/13/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,675.00	NY	Investment	Purchase	NA
494480949			D	B	D	B	A	A	D	A	Closed	FCRE1184	2021-04-14 16:50	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Approval Info	AUS Not Provided
Resolved-null - XXX-04/22/2021
Open-Missing AUS - XXX-04/22/2021
Ready for Review-Fannie Mae guideline, B3-2-01 states: "Loans may be submitted to DU before or after the closing of the mortgage loan; however, the first submission to DU for underwriting purposes must occur before closing of the mortgage loan". While the attached DU Findings from the file are dated after the note date, the report clearly supports the loan was submitted to DU before closing, based on the first submission date of 11/20/2020.  - XXX-04/14/2021
Open-Missing AUS at origination. Origination date is 1/XX/21. AUS provided dated 2/8/21. - XXX-04/13/2021
																							Ready for Review-Fannie Mae guideline, B3-2-01 states: "Loans may be submitted to DU before or after the closing of the mortgage loan; however, the first submission to DU for underwriting purposes must occur before closing of the mortgage loan". While the attached DU Findings from the file are dated after the note date, the report clearly supports the loan was submitted to DU before closing, based on the first submission date of 11/20/2020. - XXX-04/14/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,675.00	NY	Investment	Purchase	NA
494480814			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-20 15:40	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$808,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494479082			D	B	C	B	A	A	D	A	Closed	FPRO1244	2021-04-16 12:45	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-Third party valuation product required validating origination appraised value within 10% variance. Desk review pending. - XXX-04/16/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$337,500.00	MI	Investment	Purchase	NA
494479082			D	B	C	B	A	A	D	A	Closed	FCRE1186	2021-04-19 19:42	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-null - XXX-04/23/2021

Ready for Review-Concur, however error has been corrected.  Income has been recalculated with $300,000 W2 income from self employment and LP rerun, retained Accept. - XXX-04/19/2021

Open-Audited DTI of 29.42% exceeds AUS DTI of 24.19%.  Biggest difference impacting the DTI is the calculation of income for B2 and, specifically, the $40,964.75 portion of the $61,159 total .  The worksheet provided by the originator is based on $491,577 in W-2 income, however, this includes B1's income as well.  There is no W-2 for B-1 in the file but the compensation to officers on his business tax return is $300,000 and likely what he is responsible for on his joint personal tax return with B1.  By using the starting number on the tax return, the income for B1 was effectively counted twice.   - XXX-04/16/2021
																							Ready for Review-Concur, however error has been corrected. Income has been recalculated with $300,000 W2 income from self employment and LP rerun, retained Accept. - XXX-04/19/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$337,500.00	MI	Investment	Purchase	NA
494477850			C	A	C	A	A	A	A	A	Closed	FCRE1441	2021-04-20 20:21	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements
Resolved-Delinquent Credit History Meets Guideline Requirements - XXX-04/22/2021
Open-Delinquent Credit History Does Not Meet Guideline Requirements - XXX-04/22/2021
Open-Delinquent Credit History Does Not Meet Guideline Requirements - XXX-04/22/2021
Ready for Review-Past-due, collections, and charge-off accounts are not required to be paid off when receiving an Accept response from LPA. See attached LPA approval. The UW included a payment of $179.45 in the total expense ratio. - XXX-04/20/2021
Open-Delinquent Credit History Does Not Meet Guideline Requirements. CHARGE OFF OF A CREDIT CARD FOR XXX OF $17,945. - XXX-04/19/2021
Open-Delinquent Credit History Does Not Meet Guideline Requirements - XXX-04/18/2021
Open-Delinquent Credit History Does Not Meet Guideline Requirements CHARGE OFF OF A CREDIT CARD FOR XXX  OF $17,945 - XXX-04/18/2021
																							Ready for Review-Past-due, collections, and charge-off accounts are not required to be paid off when receiving an Accept response from LPA. See attached LPA approval. The UW included a payment of $179.45 in the total expense ratio. - XXX-04/20/2021	Resolved-Delinquent Credit History Meets Guideline Requirements - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$300,000.00	FL	Investment	Refinance	No Cash Out - Lender Initiated
494477850			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-04-20 19:56	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 43.42% is less than or equal to AUS DTI of 45%  - XXX-04/22/2021

Ready for Review-The borrower refinanced their primary residence and paid off the second lien. See attached Closing Disclosure. The UW included the PITI of $3061.08 and HOA dues of $52.08. - XXX-04/20/2021

Open-Audited DTI of 47.53% exceeds AUS DTI of 45%. Second lien on borrower's primary residence was not included in primary housing PITIA expenses. - XXX-04/19/2021

Open-Audited DTI of 47.53% exceeds AUS DTI of 45%  - XXX-04/19/2021

Open-Audited DTI of 47.53% exceeds AUS DTI of 45%  - XXX-04/19/2021

Open-Audited DTI of 47.53% exceeds AUS DTI of 45%  - XXX-04/19/2021

Open-Audited DTI of 47.53% exceeds AUS DTI of 45%  - XXX-04/19/2021

Open-Audited DTI of 47.53% exceeds AUS DTI of %  - XXX-04/18/2021

Open-Audited DTI of 47.53% exceeds AUS DTI of %  - XXX-04/18/2021

Open-Audited DTI of 52.81% exceeds AUS DTI of %  - XXX-04/18/2021
																							Ready for Review-The borrower refinanced their primary residence and paid off the second lien. See attached Closing Disclosure. The UW included the PITI of $3061.08 and HOA dues of $52.08. - XXX-04/20/2021	Resolved-Audited DTI of 43.42% is less than or equal to AUS DTI of 45% - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$300,000.00	FL	Investment	Refinance	No Cash Out - Lender Initiated
494477706			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-04-19 18:20	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-null - XXX-04/25/2021 Ready for Review-See attached docs - XXX-04/19/2021 Open-Provide Mortgage statements for all properties to evidence each are escrowed and the addresses that belong to each to confirm which are paid for by the business. If properties are not escrowed, provide taxes and insurance. There are 5 mortgages listed on the credit report, one of which appears to belong to the primary residence, however it would appear the 1065 lists only 3 properties. - XXX-04/18/2021	Ready for Review-See attached docs - XXX-04/19/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$180,000.00	TX	Investment	Purchase	NA
494477706			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-04-18 18:06	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/18/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$180,000.00	TX	Investment	Purchase	NA
494477492			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-04-10 23:29	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/15/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3). Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/15/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$70,500.00	GA	Investment	Purchase	NA
494477301			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-20 17:02	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$122,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494477048			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494477033			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-04-16 21:31	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4). Desk review pending. - XXX-04/18/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$154,500.00	IL	Investment	Purchase	NA
494477033			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-04-19 22:14	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-null - XXX-04/23/2021 Ready for Review-Please see attached documentation for rentals, thank you - XXX-04/19/2021 Open-Provide insurance and taxes for rental properties as the MTG statements provided show these properties are not escrowed and are needed to confirm full PITI payments and calculate the rental income. - XXX-04/18/2021	Ready for Review-Please see attached documentation for rentals, thank you - XXX-04/19/2021			XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$154,500.00	IL	Investment	Purchase	NA
494476790			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-19 02:51	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/19/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$187,000.00	NV	Investment	Refinance	No Cash Out - Lender Initiated
494476529			D	B	C	A	C	B	D	A	Closed	FCRE1148	2021-04-28 15:32	2021-04-XX	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $125000 is equal to or greater than Total Amount of Subject Lien(s) - XXX-04/28/2021 Ready for Review-See attached policy - XXX-04/28/2021 Open-Title Coverage Amount of $100000 is Less than Total Amount of Subject Lien(s) - XXX-04/17/2021	Ready for Review-See attached policy - XXX-04/28/2021	Resolved-Title Coverage Amount of $125000 is equal to or greater than Total Amount of Subject Lien(s) - XXX-04/28/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$125,000.00	TX	Investment	Refinance	Cash Out - Other
494476529			D	B	C	A	C	B	D	A	Closed	finding-3634	2021-04-27 18:08	2021-04-XX	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Updated PCCD - XXX-04/28/2021
Ready for Review- Disagree - Final CD dated 02/04/2021 disclosed Lender Cure Credit in the amount of $22.50. No restitution documentation is needed. - XXX-04/27/2021
Open-Note: A post consummation CD shows $22.50 was credited to the borrower for increased credit report, however, evidence of delivery, letter of explanation and copy of refund check was not provided. - XXX-04/19/2021
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $22.50. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - XXX-04/19/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,026.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - System Admin-04/17/2021
																							Ready for Review- Disagree - Final CD dated 02/04/2021 disclosed Lender Cure Credit in the amount of $22.50. No restitution documentation is needed. - XXX-04/27/2021	Resolved-Updated PCCD - XXX-04/28/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$125,000.00	TX	Investment	Refinance	Cash Out - Other
494476529			D	B	C	A	C	B	D	A	Closed	FPRO1244	2021-04-19 01:08	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party appraisal product confirming an origination appraised value within 10% variance. Desk review pending. - XXX-04/19/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$125,000.00	TX	Investment	Refinance	Cash Out - Other
494476529			D	B	C	A	C	B	D	A	Closed	FCOM7646	2021-04-17 22:12	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/19/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH. - XXX-04/19/2021

Open-Closing disclosure indicates paying off consumer debt and explanation letter states funds to be used for home improvements and paying off debts. - XXX-04/17/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending - XXX-04/17/2021
																								Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/19/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$125,000.00	TX	Investment	Refinance	Cash Out - Other
494476295			D	B	A	A	D	A	C	B	Closed	FCOM1229	2021-04-23 13:01	2021-04-XX	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	1-4 Family Rider is Missing	Resolved-Rider provided. - XXX-04/27/2021 Resolved-Rider provided. - XXX-04/26/2021 Ready for Review-1-4 Family Rider attached - XXX-04/23/2021 Open-1-4 Family Rider is Missing - XXX-04/22/2021 Open-1-4 Family Rider is Missing - XXX-04/21/2021	Ready for Review-1-4 Family Rider attached - XXX-04/23/2021	Resolved-Rider provided. - XXX-04/27/2021 Resolved-Rider provided. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$360,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494476295			D	B	A	A	D	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494475409			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-04-20 20:13	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-Final CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - XXX-04/21/2021 Open- - XXX-04/20/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$129,500.00	MO	Investment	Refinance	Cash Out - Debt Consolidation
494474938			D	A	C	A	A	A	D	A	Closed	FCRE1159	2021-04-27 18:04	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Client attests that gap coverage is provided and subject property would be covered in the event of loss. - XXX-04/28/2021 Ready for Review-Flagstar has a Vendor XXXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 1/26/21 to 1/29/21. - XXX-04/27/2021 Open-Hazard Insurance Effective Date of 01-29-2021 is after the Note Date of 01-XX-2021 - Prior insurance policy was not provided to evidence coverage at the time of closing as required. - XXX-04/08/2021	Ready for Review-Flagstar has a Vendor XXXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 1/26/21 to 1/29/21. - XXX-04/27/2021	Resolved-Client attests that gap coverage is provided and subject property would be covered in the event of loss. - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$270,000.00	WA	Investment	Refinance	Cash Out - Other
494474938			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-12 17:18	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/15/2021 Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/15/2021 Ready for Review-Flagstar has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 1/26/21 to 1/29/21. - XXX-04/12/2021 Open-Third party valuation product required to validate origination value within 10% tolerance. Desk review pending. - XXX-04/11/2021	Ready for Review-Flagstar has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 1/26/21 to 1/29/21. - XXX-04/12/2021	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/15/2021 Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/15/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$270,000.00	WA	Investment	Refinance	Cash Out - Other
494474715			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 16:04	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/25/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$639,375.00	CA	Investment	Purchase	NA
494472888			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-18 21:24	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$94,148.00	OH	Investment	Purchase	NA
494471936			D	A	D	A	A	A	C	A	Closed	FCRE1444	2021-04-22 18:47	2021-05-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit report incomplete
Resolved-Full Credit Report is Provided - XXX-05/03/2021

Resolved-Full Credit Report is Provided - XXX-05/03/2021

Resolved-Full Credit Report is Provided - XXX-05/03/2021

Resolved-Full Credit Report is Provided - XXX-05/03/2021

Resolved-Full Credit Report is Provided - XXX-05/03/2021

Resolved-Full Credit Report is Provided - XXX-05/03/2021

Resolved-Full Credit Report is Provided - XXX-05/03/2021

Resolved-Full Credit Report is Provided - XXX-04/26/2021

Ready for Review-Please see attached documentation of tax amount, thank you - XXX-04/22/2021

Open-Provide borrowers primary residence property taxes to evidence total monthly payment. At the time of review only insurance was provided showing $46.92 per month. - XXX-04/20/2021
																							Ready for Review-Please see attached documentation of tax amount, thank you - XXX-04/22/2021	Resolved-Full Credit Report is Provided - XXX-05/03/2021 Resolved-Full Credit Report is Provided - XXX-05/03/2021 Resolved-Full Credit Report is Provided - XXX-05/03/2021 Resolved-Full Credit Report is Provided - XXX-05/03/2021 Resolved-Full Credit Report is Provided - XXX-05/03/2021 Resolved-Full Credit Report is Provided - XXX-05/03/2021 Resolved-Full Credit Report is Provided - XXX-05/03/2021 Resolved-Full Credit Report is Provided - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$38,250.00	MO	Investment	Purchase	NA
494471936			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-04-21 15:25	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$38,250.00	MO	Investment	Purchase	NA
494471936			D	A	D	A	A	A	C	A	Closed	FCRE1157	2021-04-23 13:00	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021 Ready for Review-Insurance for address attached and premium amount - XXX-04/23/2021 Open-Provide the subject homeowners policy with premium as required. At the time of review only the borrower's primary residence insurance was provided. - XXX-04/20/2021 Open-Missing Hazard Insurance Policy - XXX-04/20/2021	Ready for Review-Insurance for address attached and premium amount - XXX-04/23/2021	Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$38,250.00	MO	Investment	Purchase	NA
494471801			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-18 00:58	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/18/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$96,000.00	AL	Investment	Purchase	NA
494471562			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-11 23:57	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Open-Third party valuation product validating origination value within 10% variance required. Pending desk review. - XXX-04/11/2021		Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021 Resolved-Desk review provided with a value of $XX or 0% variance. - XXX-04/16/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$215,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494470818			C	A	C	A	A	A	C	A	Closed	FCRE1317	2021-04-22 13:13	2021-04-XX	Resolved	1 - Information	C	A	Credit	Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Resolved-VVOE provided. - XXX-04/26/2021 Ready for Review-Disagree. DU findings call for either a paystub and a W2 from the prior year, or a VOE with YTD earnings as well as prior year earnings. The attached WVOE has all of the 2020 earnings as well as the YTD. The application shows employed with XXX from 01/01/2017 through 12/31/2019, and the borrower started with XXX 01/01/2020. - XXX-04/22/2021 Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months. Provide evidence of prior employment or 2 years W2. - XXX-04/21/2021	Ready for Review-Disagree. DU findings call for either a paystub and a W2 from the prior year, or a VOE with YTD earnings as well as prior year earnings. The attached WVOE has all of the 2020 earnings as well as the YTD. The application shows employed with XXX from 01/01/2017 through 12/31/2019, and the borrower started withXXX 01/01/2020. - XXX-04/22/2021	Resolved-VVOE provided. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$375,000.00	MD	Investment	Purchase	NA
494470818			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-04-20 23:11	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6). Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$375,000.00	MD	Investment	Purchase	NA
494469917			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494469828			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 13:47	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/22/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/29/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$104,000.00	IN	Investment	Refinance	No Cash Out - Lender Initiated
494469461			D	A	D	A	A	A	C	A	Closed	FCRE1444	2021-04-21 12:25	2021-05-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit report incomplete
Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-05/02/2021

Resolved-Full Credit Report is Provided - XXX-04/22/2021

Ready for Review-See attached Carrington Mortgage statement which confirms escrowed. - XXX-04/21/2021

Open-Provide documentation borrowers owner occupied Mortgage with Carrington is escrowed monthly as no documentation confirming was provided at the time of review. - XXX-04/19/2021
																							Ready for Review-See attached XXX Mortgage statement which confirms escrowed. - XXX-04/21/2021
Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-05/02/2021

 Resolved-Full Credit Report is Provided - XXX-04/22/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$125,500.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494469461			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-04-19 17:30	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible).Pending desk review. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$125,500.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494468892			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-04-19 21:33	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/26/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$128,800.00	MI	Investment	Purchase	NA
494468892			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-04-22 18:33	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Audited DTI of 23.72% is less than or equal to AUS DTI of 24% - XXX-04/26/2021 Ready for Review-Referenced AUS is not most recent AUS run. Please see more recent LP run. Thank you - XXX-04/22/2021 Open-Audited DTI of 23.72% exceeds AUS DTI of 20%. Higher primary residence PITIA at time of audit. - XXX-04/22/2021	Ready for Review-Referenced AUS is not most recent AUS run. Please see more recent LP run. Thank you - XXX-04/22/2021	Resolved-Audited DTI of 23.72% is less than or equal to AUS DTI of 24% - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$128,800.00	MI	Investment	Purchase	NA
494468020			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 22:46	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/25/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$206,500.00	NV	Investment	Purchase	NA
494467880			C	B	C	B	A	A	C	A	Closed	FPRO5405	2021-04-18 22:37	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/18/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$72,000.00	OH	Investment	Purchase	NA
494467880			C	B	C	B	A	A	C	A	Closed	FCRE1159	2021-04-20 17:28	2021-04-XX	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Acknowledged-null - XXX-04/22/2021 Ready for Review-Flagstar has a Vendor XXXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 02/22/2021 to 02/26/2021. - XXX-04/20/2021 Open-Hazard Insurance Effective Date of 02-26-2021 is after the Note Date of 02-XX-2021 - XXX-04/18/2021	Ready for Review-Flagstar has a Vendor XXXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 02/22/2021 to 02/26/2021. - XXX-04/20/2021				ATR/QM: Not Applicable	ATR/QM: Not Applicable	$72,000.00	OH	Investment	Purchase	NA
494467876			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-19 19:25	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$90,000.00	OH	Investment	Purchase	NA
494467874			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-18 18:22	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/18/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/18/2021
Open-As reflected per enclosed LP used for qualification by Lender (P.114), - XXX-04/18/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/18/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$83,250.00	OH	Investment	Purchase	NA
494467855			D	B	D	A	A	A	C	B	Closed	FCRE1503	2021-04-09 18:44	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Mortgage statement and LOX provided confirming PITI of primary residence. Finding resolved. - XXX-04/13/2021 Resolved-Mortgage statement and LOX provided confirming PITI of primary residence. Finding resolved. - XXX-04/12/2021 Ready for Review-Please see attached mortgage statement showing impounds and LOX from a previous loan we have with the borrower stating no HOA on XXX property. Thank you - XXX-04/09/2021 Open-Missing mortgage statement for XXX primary residence confirming PITIA included or document taxes, insurance and any association amounts. - XXX-04/08/2021	Ready for Review-Please see attached mortgage statement showing impounds and LOX from a previous loan we have with the borrower stating no HOA on XXX property. Thank you - XXX-04/09/2021	Resolved-Mortgage statement and LOX provided confirming PITI of primary residence. Finding resolved. - XXX-04/13/2021 Resolved-Mortgage statement and LOX provided confirming PITI of primary residence. Finding resolved. - XXX-04/12/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$98,300.00	NM	Investment	Refinance	No Cash Out - Lender Initiated
494467855			C	B	D	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494467754			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-12 01:18	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product validating origination appraised value within 10% variance required. Desk review pending. - XXX-04/12/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$95,920.00	IN	Investment	Purchase	NA
494467691			C	B	C	A	A	B	A	A	Closed	FCRE1186	2021-04-15 14:23	2021-05-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 18.42% is less than or equal to AUS DTI of 24.82%  - XXX-05/03/2021

Resolved-Audited DTI of 31.97% is less than or equal to AUS DTI of 39%  - XXX-05/03/2021

Resolved-Audited DTI of 44.55% is less than or equal to AUS DTI of 44.56%  - XXX-05/03/2021

Resolved-Audited DTI of 44.55% is less than or equal to AUS DTI of 44.56%  - XXX-05/03/2021

Resolved-Audited DTI of 18.42% is less than or equal to AUS DTI of 24.82%  - XXX-04/26/2021

Ready for Review-Regarding K-1: It is not required to account for self-employment loss when the borrower is qualified using only income that is not derived from self-employment and self-employment is a secondary and separate source of income (or loss). Fannie Mae Selling Guide B3-3.2-01.

See attached rental income worksheet, proof of escrowed, proof of insurance and taxes for the REO properties. The UW's rental income is more than supported. Please note that DU called for only the borrower's most recent federal income tax return to support rental income. You will notice that the attached rental income worksheet used CY (current year) accordingly. - XXX-04/15/2021

Open-Audited DTI of 28.27% exceeds AUS DTI of 24.82%   Lender did not include loss from 2019 K-1 in file in qualifying income.  Additionally, five of 15 properties were reviewed with full PITI amount, and all entered as part of Net Rental Income totaling $1,912/mo vs. audited total of $662.39 - XXX-04/12/2021

Ready for Review-Regarding K-1: It is not required to account for self-employment loss when the borrower is qualified using only income that is not derived from self-employment and self-employment is a secondary and separate source of income (or loss). Fannie Mae Selling Guide B3-3.2-01.

See attached rental income worksheet, proof of escrowed, proof of insurance and taxes for the REO properties. The UW's rental income is more than supported. Please note that DU called for only the borrower's most recent federal income tax return to support rental income. You will notice that the attached rental income worksheet used CY (current year) accordingly. - XXX-04/15/2021
																								Resolved-Audited DTI of 18.42% is less than or equal to AUS DTI of 24.82% - XXX-05/03/2021 Resolved-Audited DTI of 31.97% is less than or equal to AUS DTI of 39% - XXX-05/03/2021 Resolved-Audited DTI of 44.55% is less than or equal to AUS DTI of 44.56% - XXX-05/03/2021 Resolved-Audited DTI of 44.55% is less than or equal to AUS DTI of 44.56% - XXX-05/03/2021 Resolved-Audited DTI of 18.42% is less than or equal to AUS DTI of 24.82% - XXX-04/26/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$124,600.00	MI	Investment	Refinance	Cash Out - Other
494467691			C	B	C	A	A	B	A	A	Closed	FCOM7646	2021-04-14 19:11	2021-05-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Final QM Status Of QM: GSE Temporary QM - SH - XXX-05/01/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true - XXX-04/29/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/29/2021
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true - XXX-04/22/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/22/2021
Ready for Review-The loan is AUS approved. Use of funds is not required when loan is approved via automated underwriting. - XXX-04/14/2021
Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that all cashout is going to borrower as cash in hand.  Letter from the borrower says that purpose of cash out is to free up funds for investing or debt consolidation.  Issue with the letter is that investing would be considered business purpose and debt consolidation would be considered consumer purpose.  If the funds were not used for investing, the cash to borrower would be considered for consumer purposes.   - XXX-04/13/2021
																							Ready for Review-The loan is AUS approved. Use of funds is not required when loan is approved via automated underwriting. - XXX-04/14/2021	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true - XXX-04/29/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true - XXX-04/22/2021		XXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$124,600.00	MI	Investment	Refinance	Cash Out - Other
494467549			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-20 23:36	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/20/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$96,000.00	GA	Investment	Purchase	NA
494467479			D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-04-14 18:39	2021-04-XX	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD indicates proceeds of transaction were used to pay off multiple consumer debts, and file does not contain an explanation as to the purpose of the remainder of cash out in the amount of $25,092. Therefore, this calls into question whether transaction was truly for business or consumer purpose. - XXX-04/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$42,000.00	IN	Investment	Refinance	Cash Out - Other
494467479			D	B	C	A	D	B	A	A	Closed	FCRE1191	2021-04-16 13:11	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-null - XXX-04/22/2021
Ready for Review-Disagree with finding, primary account with XXX is a new account with no previous statements (as evidenced by previous balance of 0.00). Account XXX has consecutive months statements with most recent showing transfer of approx 12k into account XXX for ending balance of $15,046.33. Per AUS funds to be verified total $9,341.00 prior to closing. Funds deposited or withdrawn after closing are not required to be verified. - XXX-04/16/2021
Open-Audited Reserves of 402.35 are less than AUS Required Reserves of 9341.97.
File contains only one month's bank statement for primary account that was dated pre-closing.  Updated statement post-signing reflects $7,000 and $25,092 large deposits in and wire out of $48,463, which were not addressed.  Remaining balance is insufficient to meet AUS reserve requirement.
 - XXX-04/14/2021
																							Ready for Review-Disagree with finding, primary account with XXX is a new account with no previous statements (as evidenced by previous balance of 0.00). Account XXX has consecutive months statements with most recent showing transfer of approx 12k into account XXX for ending balance of $15,046.33. Per AUS funds to be verified total $9,341.00 prior to closing. Funds deposited or withdrawn after closing are not required to be verified. - XXX-04/16/2021				ATR/QM: Not Applicable	ATR/QM: Not Applicable	$42,000.00	IN	Investment	Refinance	Cash Out - Other
494467479			D	B	C	A	D	B	A	A	Closed	FCRE1491	2021-04-16 13:12	2021-04-XX	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements
Resolved-null - XXX-04/22/2021
Ready for Review-Disagree with finding, primary account with XXX is a new account with no previous statements (as evidenced by previous balance of 0.00). Account XXX has consecutive months statements with most recent showing transfer of approx 12k into account XXX for ending balance of $15,046.33. Per AUS funds to be verified total $9,341.00 prior to closing. Funds deposited or withdrawn after closing are not required to be verified. - XXX-04/16/2021
Open-File contains only one month's bank statement for primary account that was dated pre-closing.  Updated statement post-signing reflects $7,000 and $25,092 large deposits in and wire out of $48,463, which were not addressed. - XXX-04/14/2021
																							Ready for Review-Disagree with finding, primary account with XXX is a new account with no previous statements (as evidenced by previous balance of 0.00). Account XXX has consecutive months statements with most recent showing transfer of approx 12k into account XXX for ending balance of $15,046.33. Per AUS funds to be verified total $9,341.00 prior to closing. Funds deposited or withdrawn after closing are not required to be verified. - XXX-04/16/2021				ATR/QM: Not Applicable	ATR/QM: Not Applicable	$42,000.00	IN	Investment	Refinance	Cash Out - Other
494466826			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-04-14 13:07	2021-04-XX	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$120,000.00	LA	Investment	Refinance	Cash Out - Other
494466817			A	B	A	A	A	B	A	A	Closed	FCOM7646	2021-04-14 18:36	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/22/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/22/2021

Ready for Review-Agree. Consumer debt was paid off. Therefore transaction is consumer purpose. - XXX-04/14/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  CD shows that, after payoff of subject lien, all cash out is paying off two credit cards and then going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes).  The payoff of consumer debt would make the transaction for consumer purpose. - XXX-04/13/2021
																							Ready for Review-Agree. Consumer debt was paid off. Therefore transaction is consumer purpose. - XXX-04/14/2021	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/22/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$97,500.00	WI	Investment	Refinance	Cash Out - Other
494466638			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-04-16 18:00	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/16/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$400,000.00	CA	Investment	Refinance	Cash Out - Other
494466606			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-04-20 17:29	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$105,000.00	IL	Investment	Refinance	Cash Out - Other
494466606			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-04-17 18:51	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-Final Closing disclosure shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/17/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$105,000.00	IL	Investment	Refinance	Cash Out - Other
494466514			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494466432			C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-04-18 04:19	2021-04-XX	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Income and Employment Meet Guidelines - XXX-04/29/2021 Resolved-Income and Employment Meet Guidelines - XXX-04/26/2021 Resolved-Income and Employment Meet Guidelines - XXX-04/26/2021 Ready for Review-Please see attached tax returns - XXX-04/18/2021 Open-Missing complete personal and business with all schedules for borrower. File contains only signature pages. Missing documentation that rental properties are not schedule E properties to use lease income. - XXX-04/13/2021 Open-Income and Employment Do Not Meet Guidelines - XXX-04/13/2021	Ready for Review-Please see attached tax returns - XXX-04/18/2021	Resolved-Income and Employment Meet Guidelines - XXX-04/29/2021 Resolved-Income and Employment Meet Guidelines - XXX-04/26/2021 Resolved-Income and Employment Meet Guidelines - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$119,600.00	IN	Investment	Purchase	NA
494465777			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-19 16:31	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$121,425.00	NV	Investment	Purchase	NA
494465538			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-09 22:06	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.3) - XXX-04/30/2021
Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is ) - XXX-04/30/2021
Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is ) - XXX-04/30/2021
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.3). Desk review pending. - XXX-04/13/2021

Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.3) - XXX-04/30/2021
 Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is ) - XXX-04/30/2021
 Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is ) - XXX-04/30/2021
 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021
																											ATR/QM: Not Applicable	ATR/QM: Not Applicable	$89,600.00	TN	Investment	Purchase	NA
494465292			C	B	A	A	A	A	C	B	Closed	FPRO7466	2021-04-09 00:39	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	AVM Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Exterior Only Appraisal provided with a value of $XX or 11.55% variance. Finding resolved. - XXX-04/26/2021 Open-AVM Value(s) Do Not Adhere To Tolerance Criteria (AVM Confidence Score is 56 and Post-Close Reviewed Appraised Property Value Variance is -31.15%) - XXX-04/09/2021		Resolved-Exterior Only Appraisal provided with a value of $XX or 11.55% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$81,200.00	MO	Investment	Refinance	No Cash Out - Lender Initiated
494465292			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494464755			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-20 18:42	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7). Desk review pending. - XXX-04/20/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - XXX-04/20/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - XXX-04/20/2021
Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - XXX-04/20/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$65,500.00	AZ	Investment	Refinance	No Cash Out - Lender Initiated
494464627			D	A	D	A	A	A	D	A	Closed	FCRE1158	2021-04-22 21:11	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial
Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021

Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021

Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021

Open-Hazard Insurance Policy Partially Provided - XXX-04/26/2021

Open-Hazard Insurance Policy Partially Provided - XXX-04/26/2021

Open-Hazard Insurance Policy Partially Provided - XXX-04/26/2021

Ready for Review-Complete Insurance Information attached - XXX-04/22/2021

Open-Hazard Insurance Dec Page does not indicate premium - XXX-04/16/2021

Open-Hazard Insurance Policy Partially Provided - XXX-04/16/2021
																							Ready for Review-Complete Insurance Information attached - XXX-04/22/2021	Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021 Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021 Resolved-Hazard Insurance Policy is fully present - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$122,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494464627			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-04-19 15:45	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/19/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$122,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494463544			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-14 13:25	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required validation origination appraised value within 10% variance. Desk review pending. - XXX-04/14/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$84,000.00	IN	Investment	Refinance	Cash Out - Other
494463543			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494463493			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-04-21 17:57	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
																								Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$304,500.00	CA	Investment	Refinance	Cash Out - Other
494463493			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-04-21 18:39	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$304,500.00	CA	Investment	Refinance	Cash Out - Other
494463223			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-21 03:20	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$418,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494462600			C	B	C	A	A	A	C	B	Closed	FCRE1168	2021-04-28 02:05	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Property insurer replacement cost estimator provided reflecting reconstruction cost of $379,000. HOI coverage of $379,000 meets minimum coverage requirements. - XXX-04/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $379000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $379000 - XXX-04/28/2021

Ready for Review-Attached please find replacement cost estimator - XXX-04/28/2021

Open-Disagree, insurance endorsement states "may pay to the lender the whole principal sum and interest and other indebtedness due or to become due from the Insured, whether secured or unsecured. - XXX-04/26/2021

Ready for Review-Review endorsements on page 3.  Item #4 which stated the HOI  company shall pay the Lender any sum for loss or damage under the policy. The HOI company will pay the Lender the whole principal sum and interest.   - XXX-04/13/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $424600 is less than all Subject Lien(s). - XXX-04/13/2021
																							Ready for Review-Attached please find replacement cost estimator - XXX-04/28/2021 Ready for Review-Review endorsements on page 3. Item #4 which stated the HOI company shall pay the Lender any sum for loss or damage under the policy. The HOI company will pay the Lender the whole principal sum and interest. - XXX-04/13/2021	Resolved-Property insurer replacement cost estimator provided reflecting reconstruction cost of $379,000. HOI coverage of $379,000 meets minimum coverage requirements. - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$510,400.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494462600			C	B	C	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494462582			D	B	D	A	A	B	A	A	Closed	FCOM8844	2021-04-14 18:07	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Ready for Review-Disagree with finding. Loan is AUS approved and not required to disclose use of proceeds. - XXX-04/14/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/13/2021	Ready for Review-Disagree with finding. Loan is AUS approved and not required to disclose use of proceeds. - XXX-04/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$97,500.00	NC	Investment	Refinance	Cash Out - Other
494462582			D	B	D	A	A	B	A	A	Closed	FCRE1437	2021-04-13 18:50	2021-04-XX	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-null - XXX-04/22/2021 Open-Income and Employment Do Not Meet Guidelines - XXX-04/22/2021 Ready for Review-Disagree with finding, per AUS income is not calculated based on W2 income. AUS does not require copies of the W2 and/or paystub - XXX-04/13/2021 Open-Income and Employment Do Not Meet Guidelines. Pending missing W2 and paystub. - XXX-04/13/2021	Ready for Review-Disagree with finding, per AUS income is not calculated based on W2 income. AUS does not require copies of the W2 and/or paystub - XXX-04/13/2021				ATR/QM: Not Applicable	ATR/QM: Not Applicable	$97,500.00	NC	Investment	Refinance	Cash Out - Other
494462582			D	B	D	A	A	B	A	A	Closed	FCRE1328	2021-04-13 18:51	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 W2/1099 Missing	Resolved-Borrower 1 W2/1099 Provided - XXX-04/22/2021 Ready for Review-Disagree with finding, per AUS income is not calculated based on W2 income. AUS does not require copies of the W2 and/or paystub - XXX-04/13/2021 Open-Borrower 1 W2/1099 Missing. A W2 was not provided. - XXX-04/13/2021	Ready for Review-Disagree with finding, per AUS income is not calculated based on W2 income. AUS does not require copies of the W2 and/or paystub - XXX-04/13/2021	Resolved-Borrower 1 W2/1099 Provided - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$97,500.00	NC	Investment	Refinance	Cash Out - Other
494462582			D	B	D	A	A	B	A	A	Closed	FCRE1330	2021-04-13 18:51	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Paystubs Missing	Resolved-Borrower 1 Paystubs Provided - XXX-04/22/2021 Ready for Review-Disagree with finding, per AUS income is not calculated based on W2 income. AUS does not require copies of the W2 and/or paystub - XXX-04/13/2021 Open-Borrower 1 Paystubs Missing. A current paystub was not provided. - XXX-04/13/2021	Ready for Review-Disagree with finding, per AUS income is not calculated based on W2 income. AUS does not require copies of the W2 and/or paystub - XXX-04/13/2021	Resolved-Borrower 1 Paystubs Provided - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$97,500.00	NC	Investment	Refinance	Cash Out - Other
494462344			C	B	A	A	A	B	C	B	Closed	FCOM7646	2021-04-16 21:12	2021-04-XX	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/29/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/29/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of QM: GSE Temporary QM - SH - XXX-04/25/2021

Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021

Ready for Review-4/16: The loan amount minus the principal reduction, mortgage balance payoff, and closing costs indicate that none of the loan proceeds were used to pay the nominal revolving account. The payment to the XXX account was paid from the lender credit applied on the transaction. Any excess lender credit required to be returned to the borrower is considered an overpayment of fees and charges and may be applied as a principal curtailment or returned in cash to the borrower. - XXX-04/16/2021

Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending.  Yes (CD shows that, after payoff of subject lien, all cash out is being used to pay off one consumer credit card with a $13 balance, reduce principal and the remainder going directly to borrower which was $2,000 even.  The cash in hand to the borrower would have been acceptable to be a GSE rate and term but paying off the consumer credit card made the transaction cash out and because the payoff was a consumer debt the transaction is now for consumer purpose. - XXX-04/13/2021
																							Ready for Review-4/16: The loan amount minus the principal reduction, mortgage balance payoff, and closing costs indicate that none of the loan proceeds were used to pay the nominal revolving account. The payment to the XXX account was paid from the lender credit applied on the transaction. Any excess lender credit required to be returned to the borrower is considered an overpayment of fees and charges and may be applied as a principal curtailment or returned in cash to the borrower. - XXX-04/16/2021	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/29/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021 Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - XXX-04/25/2021			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$274,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494462344			C	B	A	A	A	B	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH
494462177			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-04-20 22:33	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$105,000.00	PA	Investment	Purchase	NA
494461813			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-04-19 19:22	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/20/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/19/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$108,500.00	FL	Investment	Refinance	Cash Out - Other
494461813			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-04-19 19:14	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-Final CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/19/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$108,500.00	FL	Investment	Refinance	Cash Out - Other
494461592			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-20 23:33	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-Third party valuation product required confirming origination appraised value within 10% tolerance. Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$403,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494460924			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-18 01:24	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7). Desk review pending. - XXX-04/20/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - XXX-04/20/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - XXX-04/18/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$242,500.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494460846			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-20 23:24	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value $XX or .14% variance. Finding resolved. - XXX-04/23/2021 Open-Third party valuation product required confirming origination value within 10% variance. Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or .14% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$548,250.00	CA	Investment	Purchase	NA
494460822			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494460277			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-11 00:10	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.6) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.6) - XXX-04/12/2021		Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 4.6) - XXX-04/29/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$59,415.00	AL	Investment	Purchase	NA
494459960			D	A	D	A	A	A	A	A	Closed	FCRE1444	2021-04-26 19:19	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit report incomplete	Resolved-PITIA docs provided. - XXX-04/27/2021 Resolved-Full Credit Report is Provided - XXX-04/27/2021 Open-Credit Report is Partially Provided - XXX-04/27/2021 Ready for Review-Please see attached documentation, thank you - XXX-04/26/2021 Open-Credit Report is Partially Provided. Provide complete loan terms for Mortgage loan associated with XXX, including taxes, insurance and HOA if not escrowed and applicable. No documentation was provided for said property at review as required. For DTI review, figures were taken from the final DTI until docs are received. - XXX-04/15/2021	Ready for Review-Please see attached documentation, thank you - XXX-04/26/2021	Resolved-PITIA docs provided. - XXX-04/27/2021 Resolved-Full Credit Report is Provided - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$118,500.00	NC	Investment	Purchase	NA
494459960			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-04-16 17:24	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided is sufficient. - XXX-04/22/2021 Ready for Review-Fraud Guard report has been uploaded. - XXX-04/16/2021 Open-Missing Third Party Fraud Report - XXX-04/16/2021	Ready for Review-Fraud Guard report has been uploaded. - XXX-04/16/2021	Resolved-Third Party Fraud Report is provided is sufficient. - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$118,500.00	NC	Investment	Purchase	NA
494459696			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494459219			C	A	C	A	A	A	C	A	Closed	FCRE1456	2021-04-22 14:40	2021-04-XX	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Second month statement provided. - XXX-04/26/2021 Resolved-Asset 2 Verified Sufficiently Or Not Applicable - XXX-04/26/2021 Ready for Review-Please see attached Jan statement for XXX account, thank you - XXX-04/22/2021 Open-Asset 2 Less Than 2 Months Verified. XXX account -XXX only 1 month verification provided. - XXX-04/14/2021	Ready for Review-Please see attached Jan statement for XXX account, thank you - XXX-04/22/2021	Resolved-Second month statement provided. - XXX-04/26/2021 Resolved-Asset 2 Verified Sufficiently Or Not Applicable - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$79,600.00	TX	Investment	Purchase	NA
494459219			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-04-14 13:57	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 2.7) - XXX-04/26/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7). Pending desk review. - XXX-04/14/2021		Resolved-CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 2.7) - XXX-04/26/2021 Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$79,600.00	TX	Investment	Purchase	NA
494459219			C	A	C	A	A	A	C	A	Closed	FCRE1455	2021-04-22 14:40	2021-04-XX	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Verified Sufficiently - XXX-04/26/2021 Ready for Review-Please see attached Jan statement for XXX account, thank you - XXX-04/22/2021 Open-Asset 1 Less Than 2 Months Verified. XXX account -XXX only 1 month verification provided. - XXX-04/14/2021	Ready for Review-Please see attached Jan statement for XXX account, thank you - XXX-04/22/2021	Resolved-Asset 1 Verified Sufficiently - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$79,600.00	TX	Investment	Purchase	NA
494459184			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-04-21 21:17	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021
																								Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$116,250.00	PA	Investment	Refinance	Cash Out - Other
494459184			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-04-21 22:09	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$116,250.00	PA	Investment	Refinance	Cash Out - Other
494458398			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 20:35	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$102,400.00	MO	Investment	Purchase	NA
494458307			D	A	D	A	A	A	A	A	Closed	FCRE6914	2021-04-20 23:50	2021-05-XX	Resolved	1 - Information	A	A	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - -04/30/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-04/30/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-04/30/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-04/30/2021
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-04/30/2021
Rescinded-null - XXX-04/21/2021
Open-Borrower 2 Citizenship Documentation Is Missing (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is Missing) - Paul Moreaux-04/20/2021

Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 2 Borrower 2 Residency Doc Locator is NA) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
 Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 1 Borrower 2 Residency Doc Locator is null) - XXX-05/01/2021
																											ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494458307			D	A	D	A	A	A	A	A	Closed	FCRE6019	2021-04-20 23:50	2021-05-XX	Resolved	1 - Information	A	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided
Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

Rescinded-null - Forrest Taylor-04/21/2021

Open-Borrower 1 Citizenship Documentation Is Missing - Paul Moreaux-04/20/2021

Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-05/01/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021

 Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - XXX-04/30/2021
																											ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494458307			D	A	D	A	A	A	A	A	Closed	FCRE1440	2021-04-21 00:52	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-1040 with Sch E provided. - XXX-04/27/2021 Open-Missing mortgage statement, evidencing P&I for properties located at: XXX; XXX; XXX; XXX Missing documentation of taxes and insurance for properties located at: XXX; XXX; XXX; XXX; XXX; XXX; XXX. - XXX-04/21/2021 Open-Housing History Does Not Meet Guideline Requirements - XXX-04/21/2021		Resolved-1040 with Sch E provided. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494458307			D	A	D	A	A	A	A	A	Closed	FCRE1346	2021-04-26 18:39	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 1040 Schedule E Missing	Resolved-1040 with Sch E provided. - XXX-04/27/2021 Open-Borrower 1 1040 Schedule E Missing - XXX-04/27/2021 Ready for Review-See attached tax returns and SCH E for all REO properties. Tax return meets AUS requirement for verifying REO income - XXX-04/26/2021 Open-Missing borrower's most recent federal income tax return (Page 1, 2, and Schedule E), or a copy of the current lease agreement for properties located at: XXX; XXX; XXX; XXX; XXX; XXX. - XXX-04/21/2021 Open-Borrower 1 1040 Schedule E Missing - XXX-04/21/2021	Ready for Review-See attached tax returns and SCH E for all REO properties. Tax return meets AUS requirement for verifying REO income - XXX-04/26/2021	Resolved-1040 with Sch E provided. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494458307			D	A	D	A	A	A	A	A	Closed	FCRE1319	2021-04-26 18:38	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Personal Tax Returns Missing	Resolved-1040 with Sch E provided. - XXX-04/27/2021 Open-Borrower 1 Personal Tax Returns Missing - XXX-04/27/2021 Ready for Review-See attached tax returns and SCH E for all REO properties. Tax return meets AUS requirement for verifying REO income - XXX-04/26/2021 Open-Missing borrower's most recent federal income tax return (Page 1, 2, and Schedule E), or a copy of the current lease agreement for properties located at: XXX; XXX; XXX; XXX; XXX; XXX. - XXX-04/21/2021 Open-Borrower 1 Personal Tax Returns Missing - XXX-04/21/2021	Ready for Review-See attached tax returns and SCH E for all REO properties. Tax return meets AUS requirement for verifying REO income - XXX-04/26/2021	Resolved-1040 with Sch E provided. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494458307			D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-04-26 18:37	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-1040 with Sch E provided. - XXX-04/27/2021 Open-Borrower 1 Personal Tax Returns Missing - XXX-04/27/2021 Ready for Review-See attached tax returns and SCH E for all REO properties. Tax return meets AUS requirement for verifying REO income - XXX-04/26/2021 Open-Missing borrower's most recent federal income tax return (Page 1, 2, and Schedule E), or a copy of the current lease agreement for properties located at: XXX; XXX; XXX; XXX; XXX; XXX. - XXX-04/21/2021 Open-Borrower 1 Personal Tax Returns Missing - XXX-04/21/2021	Ready for Review-See attached tax returns and SCH E for all REO properties. Tax return meets AUS requirement for verifying REO income - XXX-04/26/2021	Resolved-1040 with Sch E provided. - XXX-04/27/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494458307			D	A	D	A	A	A	A	A	Closed	FPRO1244	2021-04-21 12:43	2021-04-XX	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$75,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494458306			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494458302			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-04-20 13:25	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-Final CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes. - XXX-04/20/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$97,500.00	NJ	Investment	Refinance	Cash Out - Other
494458289			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-20 23:41	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$108,500.00	OH	Investment	Refinance	Cash Out - Other
494458239			D	B	A	A	C	B	D	A	Closed	finding-3617	2021-04-19 21:36	2021-04-XX	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test
Resolved-Subject loan is in an escrow state. PCCD and Final Settlement provided validating disbursement date. Finding resolved. - XXX-04/26/2021

Ready for Review-No violation occurred, as a Final Closing CD in escrow states are not required. PCCD and Final Settlement has been provided. - XXX-04/19/2021

Open-Final Closing Disclosure was issued 2/16/21, however, borrower signature as proof of receipt is on 2/25/21. - XXX-04/18/2021

Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. - System Admin-04/18/2021
																							Ready for Review-No violation occurred, as a Final Closing CD in escrow states are not required. PCCD and Final Settlement has been provided. - XXX-04/19/2021	Resolved-Subject loan is in an escrow state. PCCD and Final Settlement provided validating disbursement date. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$393,750.00	CA	Investment	Refinance	Cash Out - Other
494458239			D	B	A	A	C	B	D	A	Closed	finding-3436	2021-04-18 19:02	2021-04-XX	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test
Resolved-Bonafide Discount Points apply. QM Points and Fees are within tolerance. Finding resolved. - XXX-04/26/2021

Open-The following fees exceed QM Points and Fees tolerance test - Indirect broker compensation $7882.81 + $3071.25 Discount points + $1195 Underwriting. - XXX-04/18/2021

Open-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - System Admin-04/18/2021
																								Resolved-Bonafide Discount Points apply. QM Points and Fees are within tolerance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$393,750.00	CA	Investment	Refinance	Cash Out - Other
494458239			D	B	A	A	C	B	D	A	Closed	FPRO1244	2021-04-18 20:18	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/18/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$393,750.00	CA	Investment	Refinance	Cash Out - Other
494458239			D	B	A	A	C	B	D	A	Closed	FCOM8844	2021-04-17 17:49	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note Points and fees failure finding is applicable. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/18/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM Testing applies. Please note Points and fees failure finding is applicable. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$393,750.00	CA	Investment	Refinance	Cash Out - Other
494458184			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-20 19:40	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/20/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$116,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494457407			C	B	A	A	A	A	C	B	Closed	FPRO7466	2021-04-13 03:22	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	AVM Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Exterior Only appraisal provided with a value of $XX or -4.17% variance. Finding resolved. - XXX-04/26/2021 Open-AVM Value(s) Do Not Adhere To Tolerance Criteria (AVM Confidence Score is 82 and Post-Close Reviewed Appraised Property Value Variance is -17.13%). 2055 Exterior Only Appraisal Pending. - XXX-04/13/2021		Resolved-Exterior Only appraisal provided with a value of $XX or -4.17% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$337,700.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494457407			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494457338			D	B	D	A	A	A	C	B	Closed	FCRE9488	2021-04-13 20:07	2021-04-XX	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-Company printout with borrower's employment location provided. - XXX-04/26/2021 Ready for Review-See attached website printout from XXX to confirm presence in XXX. - XXX-04/13/2021 Open-Borrower is currently living rent free in XXX per letter in file. Borrower is employed as a professor in XXX with no explanation. - XXX-04/12/2021	Ready for Review-See attached website printout from XXX to confirm presence in XXX. - XXX-04/13/2021	Resolved-Company printout with borrower's employment location provided. - XXX-04/26/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$445,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494457338			D	B	D	A	A	A	C	B	Closed	FCRE1184	2021-04-13 20:06	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc - Approval Info	AUS Not Provided	Resolved-AUS is fully present - XXX-04/22/2021 Resolved-AUS is fully present - XXX-04/22/2021 Ready for Review-The DU findings show the latest submission date of 03/02/21. However, the first submission date and casefile create date are 01/27/21. These are the origination findings. - XXX-04/13/2021 Open-Missing AUS at origination. AUS provided is dated 3/XX/21. Subject origination date is 2/XX/21. - XXX-04/13/2021	Ready for Review-The DU findings show the latest submission date of 03/02/21. However, the first submission date and casefile create date are 01/27/21. These are the origination findings. - XXX-04/13/2021	Resolved-AUS is fully present - XXX-04/22/2021 Resolved-AUS is fully present - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$445,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494457338			D	B	D	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494456396			D	B	D	A	A	A	C	B	Closed	FCRE7497	2021-04-10 02:28	2021-04-XX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Monthly tax verification for primary residence and 2 investment properties provided. Additionally, monthly payment coupons provided for primary residence and 1 investment property. Monthly tax and insurance verification was provided for other investment provided. Finding resolved. - XXX-04/12/2021
Resolved-Monthly tax verification for primary residence and 2 investment properties provided. Additionally, monthly payment coupons provided for primary residence and 1 investment property. Monthly tax and insurance verification was provided for other investment provided. Finding resolved. - XXX-04/12/2021
Resolved-Monthly tax verification for primary residence and 2 investment properties provided. Additionally, monthly payment coupons provided for primary residence and 1 investment property. Monthly tax and insurance verification was provided for other investment provided. Finding resolved. - XXX-04/12/2021
Ready for Review-Please see attached tax verification for all three properties.  The tax returns show taxes and insurance, verified by the escrowed tax/insurance amounts on the two properties with mortgages (payment coupons attached). - XXX-04/10/2021
Open-Missing verification of current year tax and insurance for REO properties as required per  rental income guidelines (DU). - XXX-04/06/2021
																							Ready for Review-Please see attached tax verification for all three properties. The tax returns show taxes and insurance, verified by the escrowed tax/insurance amounts on the two properties with mortgages (payment coupons attached). - XXX-04/10/2021
Resolved-Monthly tax verification for primary residence and 2 investment properties provided. Additionally, monthly payment coupons provided for primary residence and 1 investment property. Monthly tax and insurance verification was provided for other investment provided. Finding resolved. - XXX-04/12/2021

 Resolved-Monthly tax verification for primary residence and 2 investment properties provided. Additionally, monthly payment coupons provided for primary residence and 1 investment property. Monthly tax and insurance verification was provided for other investment provided. Finding resolved. - XXX-04/12/2021

 Resolved-Monthly tax verification for primary residence and 2 investment properties provided. Additionally, monthly payment coupons provided for primary residence and 1 investment property. Monthly tax and insurance verification was provided for other investment provided. Finding resolved. - XXX-04/12/2021
																										XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$225,000.00	NC	Investment	Refinance	Cash Out - Other
494456396			D	B	D	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494456306			C	B	A	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494456267			D	B	C	A	B	B	D	A	Closed	FCRE1168	2021-04-27 17:16	2021-04-XX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Insurance policy includes extended replacement coverage. Additionally, noted the  limit of liability for this structure coverage A is based upon and estimate of the cost to rebuild your home including an approximate cost for labor and materials in your area. - XXX-04/29/2021
Open-Declarations policy provided but dwelling coverage is still inadequate. Policy does state the policy is based on value but no copy on the insurers estimate of value provided. - XXX-04/29/2021
Open-Declarations policy provided but dwelling coverage is still inadequate. Policy does state the policy is based on value but no copy on the insurers estimate of value provided. - XXX-04/28/2021
Ready for Review-See attached for proper address there is language on the second page from the Insurance Company. The limit of liability for this structure coverage A is based upon and estimate of the cost to rebuild your home including an approximate cost for labor and materials in your area  - XXX-04/27/2021
Open-Subject property address is XXX; Insurance declaration page provided was for XXX and XXX. - XXX-04/26/2021
Ready for Review-Insurance on Dwelling is $345,000.00 - XXX-04/22/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $303000 is less than all Subject Lien(s). - XXX-04/21/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $303000 is less than all Subject Lien(s). - XXX-04/21/2021
																							Ready for Review-See attached for proper address there is language on the second page from the Insurance Company. The limit of liability for this structure coverage A is based upon and estimate of the cost to rebuild your home including an approximate cost for labor and materials in your area - XXX-04/27/2021 Ready for Review-Insurance on Dwelling is $345,000.00 - XXX-04/22/2021	Resolved-Insurance policy includes extended replacement coverage. Additionally, noted the limit of liability for this structure coverage A is based upon and estimate of the cost to rebuild your home including an approximate cost for labor and materials in your area. - XXX-04/29/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$308,000.00	CA	Investment	Refinance	Cash Out - Other
494456267			D	B	C	A	B	B	D	A	Closed	FPRO1244	2021-04-21 13:06	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-Third party valuation product required confirming origination appraised value within 10% tolerance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$308,000.00	CA	Investment	Refinance	Cash Out - Other
494456267			D	B	C	A	B	B	D	A	Closed	FCOM8844	2021-04-20 15:11	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - XXX-04/20/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$308,000.00	CA	Investment	Refinance	Cash Out - Other
494456265			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-04-21 01:05	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$240,800.00	TX	Investment	Refinance	Cash Out - Other
494456265			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-04-21 01:08	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$240,800.00	TX	Investment	Refinance	Cash Out - Other
494456076			C	B	C	A	C	B	C	A	Closed	FCRE1186	2021-04-30 19:11	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Updated AUS provided - XXX-04/XX/2021
Resolved-Audited DTI of 28.48% is less than or equal to AUS DTI of 34%  - XXX-04/30/2021
Resolved-Audited DTI of 28.48% is less than or equal to AUS DTI of 34%  - XXX-04/30/2021
Resolved-Audited DTI of 28.48% is less than or equal to AUS DTI of 34%  - XXX-04/30/2021
Ready for Review-See attached updated LPA findings reflecting 34% total expense ratio. - XXX-04/30/2021
Open-28.4% DTI is calculated using income of $5939 and expenses of $1691.67. The AUS in file used income of $8947.93 and had expenses of $2132.06. Provide updated AUS with audited income of $5939 and expenses of 1691.61. These figures include the rental income previously agreed upon. - XXX-04/29/2021
Ready for Review-It appears that an incorrect rental income worksheet was sent for the rental property located at XXX. See attached rental income worksheet from the underwriter, as well as the Schedule of Real Estate Owned showing monthly rental income of $109 for the rental property located at XXX. The monthly rental income of $109 used by the underwriter for the rental property located at XXX is the same as the TPR’s calculation of $109.  Updated findings should not be needed. - XXX-04/29/2021
Open-Audited DTI of 28.48% exceeds AUS DTI of 24%. 3 mo average for property XXX. DTI of 28.48% is greater than 3% tolerance. The calculation of rental income for XXX. $17,527 in expenses was not reduced from 2019 Sched E. - XXX-04/29/2021
Ready for Review-04/29 Property at XXX was acquired at the end of 2019 hence why the fair rental days show 76 days. The UW used 90 days which is more conservative. See printout from XXX County Assessor confirming that the property was acquired on 10/16/2019. - XXX-04/29/2021
Open-Received rental calculators for rental properties. Variance due to XXX did not include expenses and XXX only used a 3 months average. - XXX-04/27/2021
Ready for Review-See attached REO income worksheets for all REO properties - XXX-04/26/2021
Open-Additionally, properties at XXX, XXX and XXX show substantial differences between originator rental calc and audited rental calc. - XXX-04/21/2021
Open-Audited DTI of 60.98% exceeds AUS DTI of 24%. Cause for difference is over $3,000 difference in rental income findings. Review finds a loss while approval reflects all positive income, however this is not accurate based on the 2019 1040's. Rental income worksheets were not provided for all properties to evidence how income was derived. - XXX-04/21/2021

Ready for Review-See attached updated LPA findings reflecting 34% total expense ratio. - XXX-04/30/2021
 Ready for Review-It appears that an incorrect rental income worksheet was sent for the rental property located at XXX. See attached rental income worksheet from the underwriter, as well as the Schedule of Real Estate Owned showing monthly rental income of $109 for the rental property located at XXX. The monthly rental income of $109 used by the underwriter for the rental property located at XXX is the same as the TPR’s calculation of $109.  Updated findings should not be needed. - XXX-04/29/2021
 Ready for Review-04/29 Property at XXX was acquired at the end of 2019 hence why the fair rental days show 76 days. The UW used 90 days which is more conservative. See printout from XXX County Assessor confirming that the property was acquired on 10/16/2019. - XXX-04/29/2021
 Ready for Review-See attached REO income worksheets for all REO properties - XXX-04/26/2021
																								Resolved-Updated AUS provided - XXX-04/XX/2021 Resolved-Audited DTI of 28.48% is less than or equal to AUS DTI of 34% - XXX-04/30/2021 Resolved-Audited DTI of 28.48% is less than or equal to AUS DTI of 34% - XXX-04/30/2021 Resolved-Audited DTI of 28.48% is less than or equal to AUS DTI of 34% - XXX-04/30/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CA	Investment	Refinance	Cash Out - Other
494456076			C	B	C	A	C	B	C	A	Closed	FPRO5405	2021-04-21 00:19	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/22/2021

Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/30/2021
 Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - XXX-04/29/2021
 Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021
																											ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CA	Investment	Refinance	Cash Out - Other
494456076			C	B	C	A	C	B	C	A	Closed	finding-3631	2021-04-27 17:14	2021-04-XX	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Change of circumstance provided - XXX-04/28/2021 Ready for Review-COC has been provided for increased points. - XXX-04/27/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - System Admin-04/21/2021	Ready for Review-COC has been provided for increased points. - XXX-04/27/2021	Resolved-Change of circumstance provided - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CA	Investment	Refinance	Cash Out - Other
494456076			C	B	C	A	C	B	C	A	Closed	finding-3632	2021-04-27 17:14	2021-04-XX	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Change of circumstance provided - XXX-04/28/2021 Ready for Review-COC has been provided for increased points. - XXX-04/27/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - System Admin-04/21/2021	Ready for Review-COC has been provided for increased points. - XXX-04/27/2021	Resolved-Change of circumstance provided - XXX-04/28/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CA	Investment	Refinance	Cash Out - Other
494456076			C	B	C	A	C	B	C	A	Closed	finding-3634	2021-04-27 17:08	2021-04-XX	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Change of circumstance provided - XXX-04/28/2021

Ready for Review-COC has been provided for increased points. - XXX-04/27/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $603.75.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - System Admin-04/21/2021
																							Ready for Review-COC has been provided for increased points. - XXX-04/27/2021	Resolved-Change of circumstance provided - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CA	Investment	Refinance	Cash Out - Other
494456076			C	B	C	A	C	B	C	A	Closed	FCOM8844	2021-04-21 00:08	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/21/2021 Open-Missing Evidence of Business Purpose Use Of Proceeds - XXX-04/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$281,250.00	CA	Investment	Refinance	Cash Out - Other
494456037			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-21 22:30	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$226,200.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494455034			C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-04-21 01:24	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.2) - XXX-04/21/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.2). Desk review pending. - XXX-04/21/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.2) - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/27/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$128,800.00	NE	Investment	Refinance	Cash Out - Other
494455034			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-04-21 05:27	2021-04-XX	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer of business purposes). - XXX-04/21/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$128,800.00	NE	Investment	Refinance	Cash Out - Other
494454959			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 00:00	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - XXX-04/21/2021		Resolved-Desk review provided with a value $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$228,750.00	AZ	Investment	Refinance	Cash Out - Other
494454828			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-04-21 22:10	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided reflecting a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided reflecting a value of $XX or 0% variance. Finding resolved. - XXX-04/23/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$308,250.00	CA	Investment	Purchase	NA
494454198			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-04-14 03:03	2021-04-XX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021 Open-CU Score Is Greater Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6). Desk review pending. - XXX-04/15/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/22/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$308,000.00	TX	Investment	Purchase	NA
494453773			C	B	C	A	A	A	C	B	Closed	FCRE1118	2021-04-12 20:02	2021-04-XX	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Deed of Trust Signature does not match Note	Resolved-Borrower 1 Signature matches Note - XXX-04/22/2021 Ready for Review-4/12/2021 Disagree with the findings -Deed signature page was provided - please review - XXX-04/12/2021 Open-Borrower 1 Signature does not appear on Deed of Trust. - XXX-04/11/2021	Ready for Review-4/12/2021 Disagree with the findings -Deed signature page was provided - please review - XXX-04/12/2021	Resolved-Borrower 1 Signature matches Note - XXX-04/22/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$277,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494453773			C	B	C	A	A	A	C	B	Closed				Acknowledged	2 - Non-Material	C	B	Property	Third Party Valuation	Appraisal Waiver Noted	Secondary valuation is within -10% variance.		Acknowledged - Secondary valuation is within -10% variance.			ATR/QM: Not Applicable	ATR/QM: Not Applicable
494451955			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-04-27 15:46	2021-04-XX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Updated AUS provided not including rental income. - XXX-04/28/2021
Ready for Review-Please see attached updated AUS not using any rental income - rental income is not needed to qualify loan.  Please also see attached FNMA guidelines regarding self employment loss.  Since both borrowers work non-self-employed jobs as main source of income, a slight loss on a side job that is self employment does not need to be taken into account.  Thank you - XXX-04/27/2021
Open-Audited DTI of 31.75% exceeds AUS DTI of 22.14%  - XXX-04/22/2021
Open-Audited DTI of 31.75% exceeds AUS DTI of 22.14% . The 3.58% difference is due to not following FNMA requirements with calculating rental income and schedule E. Rental loss is higher and must be determined by using the standard schedule E rent loss calculations outlined by FNMA. Additionally, although small, schedule C income loss must also be factored as required by FNMA and not ignored due to being small as stated on the 1008. - XXX-04/21/2021
Open-Audited DTI of 31.75% exceeds AUS DTI of 22.14%  - XXX-04/21/2021
																							Ready for Review-Please see attached updated AUS not using any rental income - rental income is not needed to qualify loan. Please also see attached FNMA guidelines regarding self employment loss. Since both borrowers work non-self-employed jobs as main source of income, a slight loss on a side job that is self employment does not need to be taken into account. Thank you - XXX-04/27/2021	Resolved-Updated AUS provided not including rental income. - XXX-04/28/2021		XXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$209,000.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494451955			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-04-22 00:40	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/25/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/22/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/25/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$209,000.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494450882			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-04-21 15:35	2021-04-XX	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - XXX-04/21/2021		Resolved-Desk review provided with a value of $XX or 0% variance. Finding resolved. - XXX-04/26/2021			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$540,000.00	MA	Investment	Refinance	No Cash Out - Lender Initiated